                                                           File Number 33-64395

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number


                       Post-Effective Amendment Number 12          X


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment Number 5                   X


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                (formerly Minnesota Mutual Variable Life Account)
                                 (Name of Trust)


                        Minnesota Life Insurance Company
                        --------------------------------
             (formerly The Minnesota Mutual Life Insurance Company)
                                   (Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098
             -------------------------------------------------------
                    (Depositor's Principal Executive Offices)



                                Dwayne C. Radel
                       Vice President and General Counsel
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                         ------------------------------
                               (Agent for Service)


                                    Copy to:
                             J. Sumner Jones, Esq.
                              Dykema Gossett PLLC
                                Franklin Square
                                 Suite 300 West
                                1300 I Street NW
                             Washington, D.C. 20005

 It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
    ----
     X   on April 29, 2005 pursuant to paragraph (b) of Rule 485
    ----
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ----
         on (date) pursuant to paragraph (a)(1) of Rule 485
    ----


If appropriate, check the following:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
    ----

Title of Securities being registered:

Variable Adjustable Life-Second Death Insurance Policies

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

    Item Number       Caption in Prospectus

        1.            Front and Back Cover Pages

        2.            Benefit Summary:  Benefits and Risks

        3.            Risk/Benefit Summary:  Fee Table

        4.            General Description of Minnesota Life Variable Life Account,
                      Minnesota Life Insurance Company and Portfolio Companies

        5.            Charges

        6.            General Description of Contracts

        7.            Premiums

        8.            Death Benefits and Contract Values

        9.            Surrenders, Partial Surrenders, and Partial Withdrawals

       10.            Loans

       11.            Lapse and Reinstatement

       12.            Taxes

       13.            Legal Proceedings

       14.            Financial Statements

Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account

Variable Adjustable Life Second Death Insurance Policy

     This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL-SD") issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection payable at the death of the second insured to die ("second death") so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insureds.

     The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

     VAL-SD policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

The Variable Life Account invests its assets in the following Fund portfolios:

(ADVANTUS(TM) SERIES FUND, INC. LOGO)
Advantus Series Fund, Inc.
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- International Bond Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

(AIM FUNDS(SM) LOGO)
AIM Variable Insurance Fund
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares

  (AIM V.I. Basic Balanced Fund -- Series II Shares effective July 1, 2005)

- AIM V.I. Dent Demographic Trends Fund -- Series II Shares

  (AIM V.I. Demographic Trends Fund -- Series II Shares effective July 1, 2005)

- AIM V.I. Premier Equity Fund -- Series II Shares

(AMERICAN CENTURY(R) LOGO)
American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

(CREDIT SUISSE ASSET MANAGEMENT LOGO)
Credit Suisse Trust

- Global Small Cap Portfolio (formerly Credit Suisse Global Post-Venture Capital Portfolio)


[FIDELITY INVESTMENTS(R) LOGO]
Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

(FRANKLIN TEMPLETON INVESTMENTS LOGO)
Franklin Templeton Variable Insurance Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares

- Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares (formerly Franklin Small Cap Fund)

- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

- Templeton Global Asset Allocation Fund -- Class 2 Shares


[JANUS CAPITAL GROUP LOGO]
Janus Aspen Series
- Balanced Portfolio -- Service Shares

- Forty Portfolio -- Service Shares (formerly Janus Aspen Series Capital Appreciation Portfolio)

- International Growth Portfolio -- Service Shares

(MFS(R) INVESTMENT MANAGEMENT WE INVENTED THE MUTUAL FUND(R) LOGO) MFS(R) Variable Insurance Trust(sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)
Oppenheimer Variable Account Funds
- Capital Appreciation Fund -- Service Shares
- High Income Fund -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(W&R LOGO)
W&R Target Funds, Inc.
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Growth Portfolio

- W&R International Growth Portfolio (formerly W&R International Portfolio)


- W&R International Value Portfolio (formerly W&R International II Portfolio)

- W&R Micro Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

    THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

    THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    (MINNESOTA LIFE LOGO)
    400 Robert Street North - St. Paul, Minnesota 55101-2098

    Ph 651/665-3500 - http:/www.minnesotalife.com



    DATED: APRIL 29, 2005

         TABLE OF CONTENTS


                    SUMMARY OF BENEFITS AND RISKS                                                          1
                    GENERAL DESCRIPTIONS                                                                   7
                              Minnesota Life Insurance Company                                             7
                              Variable Life Account                                                        7
                              The Funds                                                                    8
                              Additions, Deletions or Substitutions                                       11
                              The Guaranteed Principal Account                                            11
                              Payments Made by Underlying Mutual Funds                                    12
                    DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE POLICY              13
                              Adjustable Life Insurance                                                   13
                              Policy Adjustments                                                          16
                              Applications and Policy Issue                                               19
                              Policy Premiums                                                             20
                              Policy Values                                                               24
                              Death Benefit Options                                                       28
                              Policy Loans                                                                29
                              Surrender                                                                   31
                              Free Look                                                                   32
                              Conversion                                                                  32
                              Policy Exchange                                                             32
                              Policy Charges                                                              33
                              Other Policy Provisions                                                     36
                              Additional Benefits                                                         39
                    OTHER MATTERS                                                                         39
                              Federal Tax Status                                                          39
                              Voting Rights                                                               44
                              Compensation Paid for the Sale of Policies                                  44
                              Legal Proceedings                                                           46
                              Registration Statement                                                      46
                    SPECIAL TERMS                                                                         47
                    APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                                       48
                    STATEMENT OF ADDITIONAL INFORMATION                                                   49

                 (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable joint survivor life insurance policy (VAL-SD) providing a death benefit on the second death. As the policy owner, you can exercise all the rights under the policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

WHAT IS THE GUARANTEED DEATH BENEFIT?


We guarantee that the face amount of insurance shown on the policy specification page will be paid at the second death as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. See "Adjustable Life Insurance" on page 13.


WHAT MAKES THE POLICY "ADJUSTABLE"?


The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. See "Policy Adjustments" on page 15.


Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

WHAT MAKES THE POLICY "VARIABLE"?


The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" on page 7 and "Funds" on page 8.



Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account" on page 11.


WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium, as defined on page 45, for the then current face amount will the death benefit vary.


The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. See "Death Benefit Options" on page 26.


DO YOU HAVE ACCESS TO YOUR POLICY VALUES?


Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" on page 25 and "Surrender" on page 29. You may also borrow up to 90 percent of your policy value as a policy loan. See "Policy Loans" on page 27. Some of these transactions may have significant tax consequences. See "Federal Tax Status" on page 38.


WHAT ARE SOME OF THE RISKS OF THE POLICY?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. See "Policy Values" on page 23.



There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums" on page 19.



You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition a partial surrender may have significant tax consequences. See "Federal Tax Status" on page 38.


There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are not constructively received until they are actually received.


There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status" on page 38.


SUMMARY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
First Year Sales Load(1)      Upon First year premium        Maximum of 23 percent of
                              payment and for the first      first year premium(3)
                              year after a premium
                              increase(2)

Sales Load(1)                 Upon premium payment           Maximum of 7 percent of
                                                             premium(4)

Underwriting Charge           Upon first year premium        Maximum of $10 per $1,000
                              payment and for the first      of face amount(3)
                              year after a premium
                              increase(2)

Premium Tax Charge            Upon premium payment           2.5 percent of premium(5)

Federal Tax Charge            Upon premium payment           1.25 percent of premium(4)

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED

Policy Adjustment             At policy adjustment for       $95
Transaction Charge            changes in premium, face
                              amount or plan of insurance

Partial Surrender             At partial surrender           Lesser of $95 or 2 percent
Transaction Charge            adjustment                     of partial surrender
                                                             amount

Transfer Transaction Charge   At transfer of cash values     Maximum of $25; currently
                                                             $10(7)

Sub-standard Risk Charge      Upon premium payment           Maximum of $53 and minimum
                                                             of $0.15 per $1,000 of
                                                             face amount

                                                             The charge for a
                                                             representative male
                                                             nonsmoker age 65 would be
                                                             $1.86 per $1,000 of face
                                                             amount(8)

Exchange Administrative       At issue of an internal        $250
Charge                        exchange

(1)Sales Load is the maximum sales charge imposed on a premium.

(2)First Year Premium is base premium payable in the first 12 months of the contract, or the increase in base premium paid in the 12 months following a premium increase.

(3)The charge only applies to base premium up to that which provides level premium and face amount for life.


(4)Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to non-repeating premiums. See "Special Terms" on page 45.


(5)Applies to base premiums and non-repeating premiums.

(6)See "Policy Adjustments" on page 15.

(7)Only applies to non-systematic transfers in excess of 12 per year.

(8)(i) The charge varies by the issue ages and underwriting classes of the insureds. (ii) The charges shown in the table may not be representative of the charge for a particular set of insureds. (iii) More information regarding these charges for specific insureds in available upon request to us.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.


           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
Cost of Insurance Charge      Monthly                        Maximum of $83.33 and
                                                             minimum of $0.00 per
                                                             $1,000 of net amount at
                                                             risk(1)

                                                             The charge for a
                                                             representative male and
                                                             female nonsmoker standard
                                                             risk both age 65 would be
                                                             $0.02 per $1,000 of net
                                                             amount at risk(1)

Administration Charge         Monthly                        Maximum of $15; currently
                                                             $10

Face Amount Guarantee Charge  Monthly                        Maximum of $0.03 per
                                                             $1,000 of face amount,
                                                             currently $0.02 per $1,000
                                                             of face amount

Mortality and Expense Risk    Daily                          An annual rate of 0.50
Charge                                                       percent of average daily
                                                             net assets of Variable
                                                             Life Account

Loan Interest Charge          Annually and upon policy       Loan interest accrues
                              adjustment                     daily at an annual rate of
                                                             8% of loan amount(2)

Optional Agreements:
  a) Waiver of Premium        Upon premium payment             a) Maximum of $11.24 and
     Agreement                                                    minimum of $0.15 per
                                                                  $1,000 of face amount
                                                                  annually

                                                                  The charge for a
                                                                  representative male
                                                                  nonsmoker age 40
                                                                  would be $0.94 per
                                                                  $1,000 of face amount
                                                                  annually(3)

           CHARGE                WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
  b) Estate Preservation      Upon premium payment             b) Maximum of $0.30 and
     Agreement                                                    minimum of $0.05 per
                                                                  $1,000 of agreement
                                                                  coverage annually
                                                                  before term election.
                                                                  The charge for a
                                                                  representative male
                                                                  and female nonsmoker
                                                                  age 60 would be $0.05
                                                                  per $1,000 of
                                                                  agreement coverage
                                                                  annually

                                                                  Maximum of $186 and
                                                                  minimum of $0.37 per
                                                                  $1,000 after election
                                                                  annually. The charge
                                                                  for a representative
                                                                  male nonsmoker age 70
                                                                  would be $7 per
                                                                  $1,000 annually(3)

  c) Single Life Term         Upon premium payment             c) Maximum of $590 and
     Agreement                                                    minimum of $0.80 per
                                                                  $1,000 of coverage
                                                                  amount annually

                                                                  The charge for a
                                                                  representative male
                                                                  nonsmoker age 65
                                                                  would be $5 per
                                                                  $1,000 of coverage
                                                                  amount annually(3)

(1) Net amount at risk is defined as death benefit minus policy value. (i) The charge varies by the issue ages and underwriting classes of the insureds as well as the duration, face amount and premium level of the policy. (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular set of insureds. (iii) More information regarding these charges for a specific insured is available upon request to us.

(2) See "Policy Loan Interest" on page 28.

(3) The charge varies by the ages and underwriting classes of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                  TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.


                           CHARGE                             MINIMUM    MAXIMUM
Total Fees and Expenses(1)                                       0.45%      1.79%


(1) The total fees and expenses include the investment management fee, distribution 12b-1 fee and other expenses for the Funds.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE LIFE ACCOUNT

A separate account called the Minnesota Life Variable Life Account was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has forty-nine sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.


                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 International Bond Portfolio                      Advantus Capital Management, Inc.    Julius Baer Investments Limited
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H.S. Dent Advisors, Inc.
   II Shares                                                                            (through June 30, 2005)
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 CREDIT SUISSE TRUST:
 Global Small Cap Portfolio                        Credit Suisse Asset Management,
                                                   LLC

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares                                          Company, FMR Co., Inc., Fidelity
                                                   Management & Research (U.K.) Inc.
                                                   (FMR U.K.), Fidelity Management &
                                                   Research (Far East) Inc. (FMR Far
                                                   East), Fidelity International
                                                   Investment Advisors (FIIA),
                                                   Fidelity International Investment
                                                   Advisors (U.K.) Limited
                                                   FIIA(U.K.)L), Fidelity
                                                   Investments Japan Limited (FIJ)
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares                                          Company, FMR Co., Inc., Fidelity
                                                   Management & Research (U.K.) Inc.
                                                   (FMR U.K.), Fidelity Management &
                                                   Research (Far East) Inc. (FMR Far
                                                   East), Fidelity International
                                                   Investment Advisors (FIIA),
                                                   Fidelity International Investment
                                                   Advisors (U.K.) Limited
                                                   FIIA(U.K.)L), Fidelity
                                                   Investments Japan Limited (FIJ)
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
                                                   Company, FMR Co., Inc., Fidelity
                                                   Management & Research (U.K.) Inc.
                                                   (FMR U.K.), Fidelity Management &
                                                   Research (Far East) Inc. (FMR Far
                                                   East), Fidelity International
                                                   Investment Advisors (FIIA),
                                                   Fidelity International Investment
                                                   Advisors (U.K.) Limited
                                                   FIIA(U.K.)L), Fidelity
                                                   Investments Japan Limited (FIJ)
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small-Mid Cap Growth Securities Fund     Franklin Advisers, Inc.
   - Class 2 Shares
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 Templeton Global Asset Allocation Fund - Class    Templeton Investment Counsel, LLC
   2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Forty Portfolio - Service Shares                  Janus Capital
 International Growth Portfolio - Service          Janus Capital
   Shares

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund - Service Shares        OppenheimerFunds, Inc.
 High Income Fund - Service Shares                 OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund - Service Shares        OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity - Class IB         Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R International Growth Portfolio                Waddell & Reed Investment
                                                   Management Company
 W&R International Value Portfolio                 Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            BlackRock Financial Management,
                                                   Management Company                   Inc.
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for variable policies, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GUARANTEED PRINCIPAL ACCOUNT

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein is subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a VAL-SD insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the VAL-SD Policy.

GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and other variable policies, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of variable life policies. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS



Minnesota Life pays the costs of selling Policies; some of these costs are described in more detail above in this prospectus. This benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds in this Policy are 0.25 percent of fund assets held in the Variable Life Account.



In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments reimburse Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Those expenses are incurred by Minnesota Life as part of its policy administration. Service and administrative payments received by Minnesota Life or its affiliates range in amounts from 0 percent to
0.25 percent of fund assets held in the Variable Life Account.



Minnesota Life took into consideration anticipated payments from underlying mutual funds held in the Variable Life Account when it determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently.



Minnesota Life considers profitability when determining the charges in the Policy. In early policy years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later policy years. In general, Minnesota Life's profit will be greater the longer a Policy is held and the greater a Policy's investment return.


DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE SECOND DEATH INSURANCE POLICY

ADJUSTABLE LIFE INSURANCE


VARIABLE ADJUSTABLE LIFE SECOND DEATH This Policy, like joint survivor life insurance, pays a death benefit at the death of the second to die of two named insureds. Additionally this Policy, like adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.


FLEXIBILITY AT ISSUE Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL

OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.


Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death. WHOLE LIFE INSURANCE PLANS CONTEMPLATE AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE YOUNGER INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is shown in your Policy and is described below under "Policy Adjustments." The net single premium for a whole life insurance plan is the amount of money that is necessary, on any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.


Protection insurance plans provide life insurance in an amount at least equal to the initial face amount at the second death for a specified period. After the initial protection period, insurance coverage in a reduced amount there is until the second death. PROTECTION PLANS OF INSURANCE ASSUME AN EVENTUAL EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THAT PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy is paid-up when its policy value is such that no further premiums are required to provide the face amount of insurance coverage until the second death, provided there is no policy indebtedness.

Whole life plans may become paid-up upon the payment of a designated number of annual premiums. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFETIMES OF BOTH INSUREDS. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed until the second death.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL-SD Policy were issued with a face amount of $1,000,000 and an annual premium of $11,300, the plan of insurance for a male age 60 and a female age 60 at issue, both nonsmokers, would be full coverage for twenty years at which time the face amount would be reduced to $95,615 guaranteed until the second death.

The table below shows the tabular cash values and guaranteed death benefits for the Policy described in the above example, and the scheduled reduction which occurs twenty years after issue.

                              SCHEDULED REDUCTION

                                    GUARANTEED
                                      MINIMUM
POLICY   ANNUAL    TABULAR VALUE   DEATH BENEFIT
 YEAR    PREMIUM    END OF YEAR      AT ISSUE
------   -------   -------------   -------------
   5     $11,300      $38,443       $1,000,000
  10      11,300       80,437        1,000,000
  15      11,300       91,878        1,000,000
  20      11,300          590        1,000,000
  21      11,300        6,289           95,615
  25      11,300       26,742           95,615

At the policy anniversary when the scheduled reduction is to occur, we will attempt to make a policy adjustment to maintain the face amount of $1,000,000 and the annual premium of $11,300. If the actual cash value with the annual premium is sufficient to provide at least one year of protection at the then current face amount, we will adjust your Policy, keeping your face amount and annual premium constant, either eliminating the scheduled reduction in the face amount or providing a reduction at a later policy anniversary.

If we cannot make the adjustment to maintain the current face amount, the scheduled reduction in face amount will occur as scheduled; the resulting face amount will not be less than that guaranteed.

THE LOWEST ANNUAL BASE PREMIUM ALLOWED FOR ANY PLAN OF INSURANCE IS
$600. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which shall be the longer of ten years from the policy issue date or five years from the date of a policy adjustment. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described in the table below:

YOUNGER INSURED'S   MINIMUM PLAN
    ISSUE AGE        (IN YEARS)
-----------------   ------------
      66                 9
      67                 8
      68                 7
      69                 6
 70 or greater           5

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $200,000.

POLICY ADJUSTMENTS

Adjustable life insurance policies allow you change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

Policy adjustments can include:

     (1) a partial surrender of a Policy's cash value;

     (2) an adjustment so that there are no further scheduled base premiums;

     (3) an automatic adjustment at the point when the face amount is scheduled to decrease;

     (4) an automatic adjustment at the policy anniversary nearest the younger insured's age 70; and

     (5) an automatic adjustment when a nonrepeating premium is received in connection with a Section 1035 exchange.


When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status."



IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted at the maximum amount. See, for a further description of these values, "Policy Values." If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.


Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With the Protection Option death benefit, before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment. With the Protection Option death benefit after age 70, the face amount after adjustment will equal the death benefit immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment.

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained ages and tabular cash value.

RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

 (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.

 (2) Any adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.

 (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance. The face amount requested must be at least $200,000, except in the case of a reduction in face amount equal to the amount of a partial surrender.

 (4) If either insured is over age 85, increases in face amount requiring evidence of insurability may not be allowed.

 (5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

 (6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to the younger insured's age 100, if less.

 (7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) five years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 15.

 (8) After certain adjustments (an automatic adjustment at the younger insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

 (9) After an adjustment other than those described in paragraphs (7) and (8) above, the Policy must provide a level face amount to the next policy anniversary after the later of: (a) two years from the date of adjustment; or (b) ten years from the date of issue. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years, as described on page 15.


(10) If the insured are disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.


PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.


CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $95 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See "Policy Charges." Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                ADJUSTMENT                                     EFFECT
Decrease the current face amount and keep    a scheduled decrease in the current face
the premiums the same                        amount, if any, will take place at a later
                    OR                       policy anniversary
Keep the current face amount and increase                        OR
the premiums                                 a scheduled decrease in the face amount
                                             will be eliminated
                                                                 OR
                                             the premium paying period will be
                                             shortened
Increase the current face amount and keep    a scheduled decrease in the current face
the premiums the same                        amount, if any, will take place at an
                    OR                       earlier policy anniversary
Keep the current face amount and decrease                        OR
the premiums                                 a scheduled decrease in the face amount
                    OR                       will occur
Make a partial surrender and keep the                            OR
premiums and face amount the same            the premium paying period will be
                                             lengthened
Stop base premium and keep the face amount   a scheduled decrease in the current face
the same                                     amount, if any, will take place at an
                                             earlier policy anniversary and no
                                             insurance will be provided after the
                                             decrease
                                                                 OR
                                             a scheduled decrease in the face amount
                                             will occur. However, you must continue to
                                             pay the charge for a sub-standard risk, or
                                             your Policy will lapse

APPLICATIONS AND POLICY ISSUE


Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the younger insured's age at original issue is over age 65, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." Both insureds must be between age 20 and age 85 inclusive when the Policy is issued. Before issuing any Policy, we require evidence of insurability satisfactory to us on both insureds. In some cases we will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.


If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

POLICY PREMIUMS


The Policy has a level scheduled premium until the second death or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.



The initial premium required for a Policy will depend on the Policy's initial face amount; the plan of insurance; the insureds' ages at issue; sex, risk classification and tobacco use of each insured and the additional benefits associated with the Policy.


The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, insurance may be in effect under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

Scheduled premiums on the Policy are payable until the second death on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.


In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a written request, by calling us at 1-800-277-9244 between the hours of 8 a.m. and 4:30 p.m., Central time, our regular business hours, or by contacting us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will the delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

NONREPEATING PREMIUMS The Policy also allows a you to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund.

THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT FACE AMOUNT. THE MINIMUM NONREPEATING PREMIUM IS $500. We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50. We may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.


The payment of a nonrepeating premium may have federal income tax consequences. See "Federal Tax Status."



PAID-UP POLICIES A POLICY IS PAID-UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE. We may or may not accept additional premiums. When a Policy becomes paid-up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a new page 1.

LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insurance provided by this Policy will continue during this 31-day period. If the second death occurs during the 31-day grace period, we will deduct unpaid policy charges for the 31-day grace period from the death proceeds.

If a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period provided will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.


If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.


If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance, payable at the second death.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.


You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

REINSTATEMENT AT ANY TIME WITHIN THREE YEARS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS. We will require:

     (1) your written request to reinstate the Policy;

     (2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and

     (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

If your Policy is reinstated, it will be contestable for two years from the date of reinstatement as to representations contained in your request to reinstate.


AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.


You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further base premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. For example, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

POLICY VALUES

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

The actual cash value equals the Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. THE SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES. Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash value, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information in the report will be current as of a date within two months of its mailing.

THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. Interest is credited on the guaranteed principal account actual cash value of your Policy. We credit interest daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

     (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

     (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

     (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

     (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

     (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Fund, and

     (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge not to exceed $15 per month, the face amount guarantee charge not to exceed 3 cents per thousand of face amount per month, and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.

TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for systematic transfers. There is a charge of $10 only for non-systematic transfers in excess of 12 per year. Establishing a systematic transfer program will be deemed to be a non-systematic transfer for purposes of determining the transfer charge. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-4194, or by contacting us through our Internet Online Service Center.

Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.


MARKET-TIMING AND DISRUPTIVE TRADING This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market-timing or frequent transfer activity.



We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:



     - the dollar amount of the transfer(s);



     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;



     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;



     - the number of transfers in the previous calendar quarter;



     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.



In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.



None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.


DEATH BENEFIT OPTIONS

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

CASH OPTION Under the Cash Option, the death benefit will be the current face amount at the time of the second death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the second death by using the policy value as a net single premium.

PROTECTION OPTION The death benefit provided by the Protection Option will vary with the investment experience of the allocation options you select, any interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

Before the policy anniversary nearest the younger insured's age 70, and with both the Protection Option and the Amended Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

     (a) the then current face amount; and

     (b) the amount of insurance which could be purchased using the policy value as a net single premium.

At the policy anniversary nearest the younger insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option is only available until the policy anniversary nearest the younger insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended Protection Option, after the policy anniversary nearest the younger insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (as described under "Policy Adjustments") at the date of the second death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.


CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid-up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. But under the Cash Option favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the second death because of the favorable policy experience.


You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See "Federal Tax Status."


POLICY LOANS


You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See "Federal Tax Status."


The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.


The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.


POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

     - on the date of the second death

     - on a policy adjustment, surrender, lapse, a policy loan transaction

     - on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the second death, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met, we will credit your loan at a rate which is equal to the policy loan rate minus .25 percent per year. The conditions which must be met are: (a) the age of either insured must be age 55 or older as of the last policy anniversary; and (b) the number of years during which the Policy has been in force as a VAL-SD Policy, must be greater than or equal to 10.

Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

POLICY LOAN REPAYMENTS If your Policy is in force, you can repay your loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter, we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

SURRENDER

You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, be applied on a settlement option or to provide extended term insurance.

We will also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan.

With the Cash Option death benefit, if the Policy is not paid-up, the face amount of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid-up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

With the Protection Option death benefit, the face amount of the Policy is not changed by the amount of the partial surrender. However, if the Policy is not paid-up, the death benefit of the Policy will be reduced by the amount of the partial surrender; if the Policy is paid-up, the death benefit of the Policy will be reduced so as to retain the ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

FREE LOOK

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent by the later of:

     (1) ten days after you receive it;

     (2) 45 days after you have signed the application; or

     (3) ten days after we mail to you a notice of your right of withdrawal.

If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.


If the Policy is adjusted, as described under "Policy Adjustments," and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within the time periods stated above. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.


CONVERSION

As a conversion privilege, you can obtain fixed insurance coverage by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

POLICY EXCHANGE

So long as both insureds are alive, you may ask us to exchange this Policy for two individual policies, insuring each of the insureds separately. We will require evidence of insurability to make the exchange. The two new policies will be issued on the variable or fixed policy form we are using on the date of the exchange; each new policy will have one-half the death benefit, cash value, loan and dividends of this Policy.

POLICY CHARGES


PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and for additional agreements are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."


From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a federal tax charge.

     (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12 month period following either the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

         Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12 month period following the adjustment.

         If any adjustment occurs during the 12 month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year sales load percentage, not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12 month period divided by 12. This amount of first year sales load will then be collected during the 12 month period following the adjustment.


         All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the joint life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see the Appendix A "Example of Sales Load Computations."


         The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

         It should be noted that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premium should be avoided.

     (2) The UNDERWRITING CHARGE currently is an amount not to exceed $10 per $1,000 of face amount of insurance. This amount may vary by the age of the insureds and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no base premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

     (3) The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from .50 percent to
         4.0 percent. We do not guarantee this charge and it may be increased in the future, but only as necessary to cover our premium tax expenses.

     (4) The FEDERAL TAX CHARGE of 1.25 percent is deducted from each base premium. This charge is designed to cover a federal tax related to premium payments. This charge is not guaranteed and may be increased in the future, but only as necessary to cover the federal tax related to premium payments.

NONREPEATING PREMIUMS Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge and the 1.25 percent federal tax charge, but not to a sales load charge. We do not assess an underwriting charge against nonrepeating premiums.

ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, the face amount guarantee charge, certain transaction charges and the cost of insurance charge. These charges are as follows:

     (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is guaranteed not to exceed $15 per month. Currently we charge $10 per month.

     (2) The FACE AMOUNT GUARANTEE CHARGE is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. Currently we charge 2 cents per thousand dollars. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of the second death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefor reflect a "tabular cash value" (as described under "Policy Adjustments") based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of the second death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force.


     (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which is based on the age, gender, risk class, and the tobacco use of each insured. The rate also reflects the plan of insurance and any policy adjustments since issue. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

     (4) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $95 for each policy adjustment (a change in premium, face amount or plan of insurance).

         We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently we charge $10 only for non-systematic transfers in excess of 12 per year. Establishing a systematic transfer program will be deemed to be a non-systematic transfer for purposes of determining the transfer charge.

         If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $95 or 2 percent of the amount surrendered.

We assess administration, face amount guarantee and cost of insurance charges against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the second death, policy surrender, lapse or a policy adjustment.

We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio Companies, as described in the prospectuses for those companies.

POLICIES ISSUED IN EXCHANGE We will modify or waive certain charges assessed against base premiums as described above in situations where policy owners of our existing joint life policies wish to exchange their policies for the Policies described herein. These policy owners may do so, subject to their application for this Policy and our approval of the exchange. An EXCHANGE ADMINISTRATIVE CHARGE of $250 is currently required for the exchange.

In those situations where a Policy is issued in exchange for a current policy issued by us, we will not assess any charges, except for the administrative charge, to the existing cash values at the time they are transferred to the Policy. Subsequent premium payments, absent adjustment and unless the exchanged policy was not in force for at least one year, will not be subject to a first year sales load or underwriting charge at the established face amount and the level of premiums of the exchanged policy. All other charges will apply to the Policy and premiums paid under it thereafter.

OTHER POLICY PROVISIONS

BENEFICIARY When we receive proof satisfactory to us of the second death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below. You must give us proof of the first death as soon as is reasonably possible, even though no death benefit is payable at the first death.

If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who are living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

If both insureds die under circumstances which make it impossible to determine the order of their deaths, we will assume that the older insured died first.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

PAYMENT OF PROCEEDS The amount payable as death proceeds upon the second death will be the death benefit provided by the Policy, plus any additional insurance provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash

Option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

     (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

     (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

The proceeds of a Policy may be paid in other than a single sum and you may, before the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right and only if the periodic installment or interest payment is at least $20.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

OPTION 1 -- INTEREST PAYMENTS

We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

OPTION 3 -- LIFE INCOME

We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE If the date of birth of either insured has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct date of birth.

INCONTESTABILITY After a Policy has been in force during the lifetimes of both insureds for two years from the original policy date, we cannot contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase or a reinstatement for which we required evidence of insurability, we may contest that increase or the reinstatement for two years with respect to information provided at that time, during the lifetimes of both insureds, from the effective date of the increase or the reinstatement.

SUICIDE If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

DIVIDENDS Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our divisible surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

ADDITIONAL BENEFITS

You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which will require the payment of additional premium.

WAIVER OF PREMIUM AGREEMENT provides for the payment of policy premium in the event of a covered insured's disability. You may add the Waiver of Premium coverage on either or both insureds.

SINGLE LIFE TERM INSURANCE AGREEMENT allows you to purchase a specified amount of additional insurance, on one, specific, named insured. The insurance provided is term insurance, renewable to age 90 and convertible to any whole life or adjustable life policy form we are then offering. The premiums are indeterminate, which means that there is a table of renewal premiums that we currently charge, along with a table of guaranteed renewal premiums which are the maximums which we can charge. This agreement is most useful in situations where there is also an insurance need at the death of the first insured.

ESTATE PRESERVATION AGREEMENT permits you to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

OTHER MATTERS


FEDERAL TAX STATUS



INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.



TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a

"regulated investment company" under the Code and it does not anticipate any change in that tax status.



Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. To compensate us for the additional corporate taxes we pay for these policies, we make a charge of 1.25 percent of each base premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.



TAX STATUS OF POLICIES Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.



If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause that Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.



OWNER CONTROL In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.



We do not believe that the ownership rights of a Policy owner under the Policy would result in any Policy owner being treated as the owner of the assets of the Variable Life Account under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Policy as necessary to attempt to prevent a Policy owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.



DIVERSIFICATION OF INVESTMENTS In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.



The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.



TAX TREATMENT OF POLICY BENEFITS In general you are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. As discussed below, taxability is determined by your contributions to the Policy and prior Policy activity. The death benefit under a Policy should, however, be excludable from the gross income of the beneficiary under
Section 101(a)(1) of the Code.



Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's Death Benefit Option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transaction, you should consult a tax adviser before effecting the transaction.



We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.



A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you generally will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income subject to tax.



MODIFIED ENDOWMENT CONTRACTS It should be noted, however, that under the Code the tax treatment described above is not available for Policies described as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy ("7-pay test"). If those cumulative premiums exceed the 7-pay test, the policy is a modified endowment contract.



Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the contract are subject to the same tax treatment as the distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the

Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age
59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.



Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.



Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.



A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay computation.



The modified endowment contract provisions of the Code apply to all Policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in the regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the Policy. To date, no regulations under this provision have been issued.



In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.



If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.



Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the

Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.



MULTIPLE POLICIES All modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.



TAXATION OF POLICY SPLIT You may split a Policy into two other individual contracts when certain events occur. A Policy split could have adverse tax consequences; for example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Before you exercise rights provided by the Policy split provision, it is important that you consult a tax adviser regarding the possible consequences of a Policy split.



OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.



The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.



In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.



OTHER TRANSACTIONS Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.



The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has also recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.



It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person or business contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.


VOTING RIGHTS

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.


COMPENSATION PAID FOR THE SALE OF POLICIES



Securian Financial Services, Inc. ("Securian Financial") whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.



PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 40 percent of gross premium in the first policy year; 3 percent of the gross premium in policy years two through ten; 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the amount of commissions payable under the VAL-SD Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount. On premiums received in excess of that amount we will pay commissions at a rate of 2 percent.



In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.



We make additional payments for sales of the Policies to general agents who manage registered representatives and to the business unit responsible for the operation of our distribution system. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.



PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.



All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.


LEGAL PROCEEDINGS

As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

Actual Cash Value: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

Base Premium: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

Code:  the Internal Revenue Code of 1986, as amended.

First death: the death of the first insured to die. You must give us proof of the first death as soon as is reasonably possible.

Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to variable policies, exclusive of policy loans. It is not a separate account or a division of the general account.

Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

Net Single Premium: the amount of money necessary, at any given date, to pay for all future guaranteed cost of insurance charges for the entire lifetime of both insureds, or for the coverage period in the case of extended term insurance, without the payment of additional premium. We will determine the net single premium using the policy assumptions and the assumption that the current face amount of the Policy will remain constant.

Nonrepeating Premium: a payment made to this Policy in addition to its scheduled payments.

Paid-Up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

Policy Owner:  the owner of a Policy.

Policy Value:  the actual cash value of a Policy plus any policy loan.

Policy Year: a period of one year beginning with the policy date or a policy anniversary.

Premium:  a scheduled payment required for this Policy.

Second death: the death of the second insured to die. We will pay the death proceeds when we receive due proof of the second death.

Valuation Date:  each date on which a Fund Portfolio is valued.

Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the policy owner.

APPENDIX A

EXAMPLE OF SALES LOAD COMPUTATION


As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $10,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insureds are a male and a female, both non-smokers and both age 60 at Policy issue, with a joint life expectancy of 25 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $700 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $2,300. Therefore, in the first year the sales load charges will total $3,000 or 30 percent ($3,000 / $10,000), and over the 15 year period from policy issue sales load charges will total $12,800 or 8.54 percent ($12,800 / $150,000).


Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $10,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insureds are a male and a female, both non-smokers and both age 80 at Policy issue, with a joint life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the joint life expectancy of the insureds. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $700, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $1,800. Therefore, in the first year the sales load charges will total $2,500 or 25 percent ($2,500 / $10,000), and over the period of the joint life expectancy of the insureds sales load charges will total $8,100 or 9 percent ($8,100 / $90,000).


As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $10,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $833.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $700 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $2,300. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $10,000 to $12,000. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $2,300 has been collected, a first year sales load of $1,150 remains to be collected. The $2,000 increase in premium will also be assessed a first year sales load of 23 percent, or $460. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $12,000 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $1,000 will be subjected to a total sales load amount of $204.17, consisting of $70 of basic sales load, and $134.17 of first year sales load.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102. You can also call the SEC at 1-202-942-8090.


The table of contents for the Statement of Additional Information is as follows:
       General Information and History
       Additional Information About Operation of Contracts and Registrant Underwriters
       Additional Information About Charges

       Illustrations

       Financial Statements

Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

   Item Number        Caption in Prospectus

       15.            Cover Page and Table of Contents

       16.            General Information and History

       17.            Services

       18.            Premiums

       19.            Additional Information About Operation of Contracts and
                      Minnesota Life Variable Life Account

       20.            Underwriters

       21.            Additional Information About Charges

       22.            Lapse and Reinstatement

       23.            Loans

       24.            Financial Statements

       25.            Illustrations



                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)


                                Dwayne C. Radel
                       Vice President and General Counsel
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)


                                    Copy to:
                              J. Sumner Jones, Esq.
                              Dykema Gossett PLLC
                                Franklin Square
                                 Suite 300 West
                                1300 I Street NW
                             Washington, D.C. 20005

                       Statement of Additional Information

        The date of this document and the prospectus is: April 29, 2005

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents


General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

A separate account called the Minnesota Life Variable Life Account ("Variable Life Account") was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has forty-nine sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial")or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian

Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.


Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 40 percent of gross premium in the first policy year; 3 percent of the gross premium in policy years two through ten; 2 percent in policy years thereafter; and 0 percent of nonrepeating premiums. This description of commissions shows the amount of commissions payable under the VAL-SD Insurance Policy for plans of insurance described as protection and whole life insurance plans. The commissions payable on premiums received for plans described as greater than whole life plans will differ from the percentages shown above, as a first year commission will be paid only on such amounts as we may classify as a first year premium, based upon a whole life premium per $1,000 of face amount. On premiums received in excess of that amount we will pay commissions at a rate of 2 percent. Amounts paid by Minnesota Life to the underwriters of the Policies during 2004, 2003 and 2002 were $55,987,595, $51,402,568 and $52,341,391 respectively, which include amounts paid for other contracts issued through the Variable Life Account.


In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insureds at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies or face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and issue age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table D.

d) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $10 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

An illustration shows the projected actual cash values and death benefits for a male and female, both non-tobacco and both aged 60. The illustration assumes that 100 percent of net premiums are invested in the sub-accounts of the Variable Life Account. The plan of insurance is a whole life plan, with an initial face amount of $1,000,000. The Cash Death Benefit Option is shown. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, and risk class. We use the male, female and unisex 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in the 1980 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco use of both insureds. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies.

Similarly we impose a current administration charge and a current face amount guarantee charge which are less than the guaranteed contractual. These current charges are expected to compensate us for the actual costs of administration and for guaranteeing the face amount. If the actual costs change, these charges may increase or decrease, as necessary although they may not exceed the maximum stated in the Policy.

The illustration labeled "Using Current Charges" shows actual cash values and death benefits resulting from charging the Policy for cost of insurance, administration and the face amount guarantee at the current level. The illustration labeled "Using Guaranteed Maximum Charges" shows actual cash values and death benefits when cost of insurance, administration and the face amount guarantee charges are deducted from the Policy at the maximum level as stated in the Policy. These two formats can be compared to demonstrate the result of our charging less than the maximum charges.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.


The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because certain fees, expenses and charges are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .68 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .13 percent, representing the arithmetic average of the 2004 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .24 percent and represents the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.55 percent, 4.45 percent and 10.45 percent.


The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it sill take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, plan of insurance and gross annual rate of return requested. Actual illustrations may be materially different from that illustrated, depending upon the actual situation.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 60
                         FEMALE NON-TOBACCO ISSUE AGE 60
                      INITIAL FACE AMOUNT -- $1,000,000(1)

                        $28,150 INITIAL SCHEDULED PREMIUM

                              USING CURRENT CHARGES

                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS        6.00%GROSS      12.00% GROSS
                 (-1.55% NET)      (4.45% NET)     (10.45% NET)

                ATT
   POL          AGE         BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
   YR        #1      #2    PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     1         61    61   $   28,150   $     8055   $1,000,000   $     8561   $1,000,000   $     9068   $1,000,000
     2         62    62       28,150       31,975    1,000,000       34,476    1,000,000       37,038    1,000,000
     3         63    63       28,150       55,253    1,000,000       61,268    1,000,000       67,652    1,000,000
     4         64    64       28,150       77,836    1,000,000       88,914    1,000,000      101,124    1,000,000
     5         65    65       28,150       99,655    1,000,000      117,380    1,000,000      137,689    1,000,000

     6         66    66       28,150      120,642    1,000,000      146,632    1,000,000      177,615    1,000,000
     7         67    67       28,150      140,864    1,000,000      176,829    1,000,000      221,476    1,000,000
     8         68    68       28,150      161,196    1,000,000      208,872    1,000,000      270,519    1,000,000
     9         69    69       28,150      181,523    1,000,000      242,725    1,000,000      325,180    1,000,000
     10        70    70       28,150      201,716    1,000,000      278,356    1,000,000      385,967    1,000,000

     15        75    75       28,150      297,257    1,000,000      483,053    1,000,000      804,354    1,125,059
     20        80    80       28,150      375,364    1,000,000      735,869    1,000,000    1,494,837    1,862,079
     25        85    85       28,150      420,023    1,000,000    1,058,031    1,249,323    2,615,114    2,965,341
     30        90    90       28,150      400,475    1,000,000    1,446,353    1,603,156    4,413,330    4,685,259
     35        95    95       28,150      243,444    1,000,000    1,917,340    2,016,091    7,306,586    7,342,789


(1)  The initial face amount is guaranteed for life.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     VAL-SD
                       DEATH BENEFIT OPTION - CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 60
                         FEMALE NON-TOBACCO ISSUE AGE 60
                      INITIAL FACE AMOUNT -- $1,000,000(1)

                        $28,150 INITIAL SCHEDULED PREMIUM

                        USING GUARANTEED MAXIMUM CHARGES
                  -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                  0% GROSS       6.00% GROSS      12.00% GROSS
                (-1.55% NET)     (4.45% NET)      (10.45% NET)

                 ATT
  POL            AGE        BASE         POLICY      DEATH        POLICY       DEATH         POLICY      DEATH
  YR         #1      #2    PREMIUM       VALUE       BENEFIT       VALUE       BENEFIT       VALUE       BENEFIT
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     1        61     61   $   28,150   $     7876   $1,000,000   $     8377   $1,000,000   $     8879   $1,000,000
     2        62     62       28,150       31,620    1,000,000       34,100    1,000,000       36,642    1,000,000
     3        63     63       28,150       54,725    1,000,000       60,692    1,000,000       67,025    1,000,000
     4        64     64       28,150       77,136    1,000,000       88,128    1,000,000      100,242    1,000,000
     5        65     65       28,150       98,786    1,000,000      116,374    1,000,000      136,525    1,000,000

     6        66     66       28,150      119,607    1,000,000      145,395    1,000,000      176,137    1,000,000
     7        67     67       28,150      139,520    1,000,000      175,151    1,000,000      219,376    1,000,000
     8        68     68       28,150      158,446    1,000,000      205,606    1,000,000      266,590    1,000,000
     9        69     69       28,150      176,305    1,000,000      236,731    1,000,000      318,190    1,000,000
     10       70     70       28,150      193,007    1,000,000      268,497    1,000,000      374,661    1,000,000

     15       75     75       28,150      252,345    1,000,000      433,969    1,000,000      752,796    1,059,791
     20       80     80       28,150      238,091    1,000,000      602,536    1,000,000    1,332,972    1,680,003
     25       85     85       28,150       41,944    1,000,000      784,336    1,000,000    2,165,649    2,497,717
     30       90     90       28,150            0    1,000,000    1,002,179    1,126,691    3,321,579    3,597,834
     35       95     95       28,150            0    1,000,000    1,237,458    1,319,031    4,975,913    5,098,205

(1)  The initial face amount is guaranteed for life.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS



The consolidated financial statements of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2004, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402. The report dated March 10, 2005 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption, effective January 1, 2004, of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The financial statements are included in this Statement of Additional Information, as stated in the report of independent registered public accounting firm appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International and Waddell & Reed Science & Technology Segregated Sub-Accounts of Minnesota Life Variable Life Account (the Account) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2004 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth,

MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International and Waddell & Reed Science & Technology Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 25, 2005

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           Advantus        Advantus      Advantus
                                                                            Advantus         Money          Index        Mortgage
                                                                              Bond          Market           500        Securities
                                                                          ------------   ------------   ------------   ------------
                                 Assets
Investments in shares of Advantus Series Fund, Inc.:
  Bond Portfolio, 49,818,265 shares at net asset value of $1.44 per
    share (cost $62,588,922) ...........................................  $ 71,755,838              -              -              -
  Money Market Portfolio, 16,732,581 shares at net asset value of $1.00
    per share (cost $16,732,581) .......................................             -     16,732,581              -              -
  Index 500 Portfolio, 69,930,680 shares at net asset value of $3.81
    per share (cost $232,435,871)  .....................................             -              -    266,633,584              -
  Mortgage Securities Portfolio, 38,761,484 shares at net asset value
    of $1.41 per share (cost $48,444,310) ..............................             -              -              -     54,497,600
  International Bond Portfolio, 8,340,753 shares at net asset value of
    $1.46 per share (cost $9,169,099)  .................................             -              -              -              -
  Index 400 Mid-Cap Portfolio, 20,828,580 shares at net asset value of
    $1.50 per share (cost $24,034,456) .................................             -              -              -              -
  Real Estate Securities Portfolio, 14,946,830 shares at net asset
    value of $1.97 per share (cost $18,820,862) ........................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                            71,755,838     16,732,581    266,633,584     54,497,600

Receivable from Minnesota Life for Policy purchase payments ............        56,875          3,807              -              -

Receivable for investments sold ........................................             -              -        262,822         19,822
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................    71,812,713     16,736,388    266,896,406     54,517,422
                                                                          ------------   ------------   ------------   ------------
                              Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments
and mortality and expense charges ......................................             -              -        262,822         19,822

Payable for investments purchased ......................................        56,875          3,807              -              -
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................        56,875          3,807        262,822         19,822
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $ 71,755,838     16,732,581    266,633,584     54,497,600
                                                                          ============   ============   ============   ============
                      Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $ 71,755,838     16,732,581    266,633,584     54,497,600
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            Advantus       Advantus       Advantus
                                                                         International     Index 400    Real Estate
                                                                              Bond          Mid-Cap      Securities
                                                                          ------------   ------------   ------------
                                 Assets
Investments in shares of Advantus Series Fund, Inc.:
  Bond Portfolio, 49,818,265 shares at net asset value of
    $1.44 per share (cost $62,588,922) .................................             -              -              -
  Money Market Portfolio, 16,732,581 shares at net asset value
    of $1.00 per share (cost $16,732,581) ..............................             -              -              -
  Index 500 Portfolio, 69,930,680 shares at net asset value of
    $3.81 per share (cost $232,435,871)  ...............................             -              -              -
  Mortgage Securities Portfolio, 38,761,484 shares at net
    asset value of $1.41 per share (cost $48,444,310) ..................             -              -              -
  International Bond Portfolio, 8,340,753 shares at net asset
    value of $1.46 per share (cost $9,169,099)  ........................    12,137,030              -              -
  Index 400 Mid-Cap Portfolio, 20,828,580 shares at net asset
    value of $1.50 per share (cost $24,034,456) ........................             -     31,210,253              -
  Real Estate Securities Portfolio, 14,946,830 shares at net
    asset value of $1.97 per share (cost $18,820,862) ..................             -              -     29,496,448
                                                                          ------------   ------------   ------------
                                                                            12,137,030     31,210,253     29,496,448

Receivable from Minnesota Life for Policy purchase payments ............        12,753         75,588              -

Receivable for investments sold ........................................             -              -         21,808
                                                                          ------------   ------------   ------------
      Total assets .....................................................    12,149,783     31,285,841     29,518,256
                                                                          ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal
payments and mortality and expense charges .............................             -              -         21,808

Payable for investments purchased ......................................        12,753         75,588              -
                                                                          ------------   ------------   ------------
      Total liabilities ................................................        12,753         75,588         21,808
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners ...........................    12,137,030     31,210,253     29,496,448
                                                                          ============   ============   ============
                           Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................    12,137,030     31,210,253     29,496,448
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                                         AIM V.I.
                                                                             AIM V.I.                      Dent          AIM V.I.
                                                                           Aggressive      AIM V.I.     Demographic      Premier
                                                                             Growth        Balanced        Trends         Equity
                                                                          ------------   ------------   ------------   ------------
                                   Assets
Investments in shares of AIM Variable Insurance Funds:
  Aggressive Growth Fund, 168,480 shares at net asset value of $11.76
    per share (cost $1,724,777)  .......................................  $  1,981,322              -              -              -
  Balanced Fund, 33,377 shares at net asset value of $10.53 per share
    (cost $336,822)  ...................................................             -        351,456              -              -
  Dent Demographics Fund, 40,927 shares at net asset value of $5.60 per
    share (cost $213,994) ..............................................             -              -        229,191              -
  Premier Equity Fund, 24,471 shares at net asset value of $21.18 per
    share (cost $470,711) ..............................................             -              -              -        518,293
Investments in shares of American Century Variable Portfolios, Inc.:
  Income & Growth Fund, 127,474 shares at net asset value of $7.30 per
    share (cost $848,646)  .............................................             -              -              -              -
  Ultra Fund, 947,387 shares at net asset value of $10.13 per share
    (cost $8,745,697)  .................................................             -              -              -              -
  Value Fund, 369,992 shares at net asset value of $8.74 per share
    (cost $2,948,563) ..................................................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                             1,981,322        351,456        229,191        518,293

Receivable from Minnesota Life for Policy purchase payments ............         3,574          6,463              -             76

Receivable for investments sold ........................................             -              -             41              -
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................     1,984,896        357,919        229,232        518,369
                                                                          ------------   ------------   ------------   ------------
                              Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments
and mortality and expense charges ......................................             -              -             41              -

Payable for investments purchased ......................................         3,574          6,463              -             76
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................         3,574          6,463             41             76
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $  1,981,322        351,456        229,191        518,293
                                                                          ============   ============   ============   ============
                         Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $  1,981,322        351,456        229,191        518,293
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            American
                                                                             Century       American       American
                                                                             Income        Century        Century
                                                                           and Growth       Ultra          Value
                                                                          ------------   ------------   ------------
                                 Assets
Investments in shares of AIM Variable Insurance Funds:
  Aggressive Growth Fund, 168,480 shares at net asset value of
    $11.76 per share (cost $1,724,777)  ................................             -              -              -
  Balanced Fund, 33,377 shares at net asset value of $10.53
    per share (cost $336,822)  .........................................             -              -              -
  Dent Demographics Fund, 40,927 shares at net asset value of
    $5.60 per share (cost $213,994) ....................................             -              -              -
  Premier Equity Fund, 24,471 shares at net asset value of
    $21.18 per share (cost $470,711) ...................................             -              -              -
Investments in shares of American Century Variable Portfolios,
Inc.:
  Income & Growth Fund, 127,474 shares at net asset value of
    $7.30 per share (cost $848,646)  ...................................       930,562              -              -
    Ultra Fund, 947,387 shares at net asset value of $10.13
        per share (cost $8,745,697)  ...................................             -      9,597,027              -
    Value Fund, 369,992 shares at net asset value of $8.74 per
        share (cost $2,948,563) ........................................             -              -      3,233,734
                                                                          ------------   ------------   ------------
                                                                               930,562      9,597,027      3,233,734

Receivable from Minnesota Life for Policy purchase payments ............             -        120,023         14,320

Receivable for investments sold ........................................           215              -              -
                                                                          ------------   ------------   ------------
      Total assets .....................................................       930,777      9,717,050      3,248,054
                                                                          ------------   ------------   ------------
                                   Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments
and mortality and expense charges .....................................            215              -              -

Payable for investments purchased ......................................             -        120,023         14,320
                                                                          ------------   ------------   ------------
      Total liabilities ................................................           215        120,023         14,320
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners ...........................       930,562      9,597,027      3,233,734
                                                                          ============   ============   ============
                              Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................       930,562      9,597,027      3,233,734
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                          Credit Suisse
                                                                             Global
                                                                          Post-Venture   Fidelity VIP   Fidelity VIP   Fidelity VIP
                                                                             Capital      Contrafund    Equity-Income     Mid-Cap
                                                                          ------------   ------------   ------------   ------------
                                 Assets
Investments in shares of Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 169,299 shares at net asset
    value  of $11.15 per share (cost $1,561,863) .......................  $  1,887,687              -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund:
  Contrafund Portfolio, 1,404,705 shares at net asset value of $26.35
    per share (cost $29,427,716) .......................................             -     37,013,973              -              -
  Equity-Income Portfolio, 1,495,889 shares at net asset value of
    $25.09 per share (cost $31,671,272) ................................             -              -     37,531,850              -
  Mid-Cap Portfolio, 1,054,420 shares at net asset value of $29.88 per
    share (cost $21,622,583)  ..........................................             -              -              -     31,506,078
Investments in shares of Franklin Templeton Variable Insurance Products
Trust:
  Large Cap Growth Securities Fund, 110,181 shares at net asset value
    of $14.90 per share (cost $1,528,391)  .............................             -              -              -              -
  Mutual Shares Securities Fund, 290,607 shares at net asset value of
    $16.64 per share (cost $4,343,421) .................................             -              -              -              -
  Small Cap Fund, 881,574 shares at net asset value of $19.43 per share
    (cost $13,873,420)  ................................................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                             1,887,687     37,013,973     37,531,850     31,506,078

Receivable from Minnesota Life for Policy purchase payments ............             -          6,836        148,663              -

Receivable for investments sold ........................................           536              -              -          4,466
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................     1,888,223     37,020,809     37,680,513     31,510,544
                                                                          ------------   ------------   ------------   ------------
                                   Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments
and mortality and expense charges ......................................           536              -              -          4,466
Payable for investments purchased ......................................             -          6,836        148,663              -
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................           536          6,836        148,663          4,466
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $  1,887,687     37,013,973     37,531,850     31,506,078
                                                                          ============   ============   ============   ============
                              Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $  1,887,687     37,013,973     37,531,850     31,506,078
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                           Franklin
                                                                            Large Cap      Franklin
                                                                             Growth      Mutual Shares   Franklin
                                                                           Securities      Securities    Small Cap
                                                                          ------------   ------------   ------------
                                 Assets
Investments in shares of Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 169,299 shares at net
    asset value of $11.15 per share (cost $1,561,863) ..................             -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund:
  Contrafund Portfolio, 1,404,705 shares at net asset value of
    $26.35 per share (cost $29,427,716) ................................             -              -              -
  Equity-Income Portfolio, 1,495,889 shares at net asset value
    of $25.09 per share (cost $31,671,272) .............................             -              -              -
  Mid-Cap Portfolio, 1,054,420 shares at net asset value of
    $29.88 per share (cost $21,622,583)  ...............................             -              -              -
Investments in shares of Franklin Templeton Variable Insurance
Products Trust:
  Large Cap Growth Securities Fund, 110,181 shares at net
    asset value of $14.90 per share (cost $1,528,391)  .................     1,641,699              -              -
  Mutual Shares Securities Fund, 290,607 shares at net asset
    value of $16.64 per share (cost $4,343,421) ........................             -      4,835,693              -
  Small Cap Fund, 881,574 shares at net asset value of $19.43
    per share (cost $13,873,420)  ......................................             -              -     17,128,990
                                                                          ------------   ------------   ------------
                                                                             1,641,699      4,835,693     17,128,990

Receivable from Minnesota Life for Policy purchase payments ............             -         42,552              -

Receivable for investments sold ........................................         1,660              -         13,596
                                                                          ------------   ------------   ------------
      Total assets .....................................................     1,643,359      4,878,245     17,142,586
                                                                          ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal
  payments and mortality and expense charges ...........................         1,660              -         13,596

Payable for investments purchased ......................................             -         42,552              -
                                                                          ------------   ------------   ------------
      Total liabilities ................................................         1,660         42,552         13,596
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners ...........................     1,641,699      4,835,693     17,128,990
                                                                          ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................     1,641,699      4,835,693     17,128,990
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                           Templeton
                                                                           Developing      Templeton       Janus          Janus
                                                                            Markets      Global Asset      Aspen       Aspen Capital
                                                                           Securities     Allocation      Balanced     Appreciation
                                                                          ------------   ------------   ------------   ------------
                                 Assets
Investments in shares of Franklin Templeton Variable Insurance
Products Trust:
  Developing Markets Securities Fund, 1,685,371 shares at net asset
    value of $8.67 per share (cost $10,051,343) ........................  $ 14,612,168              -              -              -
  Global Asset Allocation Fund, 286,557 shares at net asset value of
    $20.95 per share (cost $5,077,658) .................................             -      6,003,376              -              -
Investments in shares of Janus Aspen Series - Service Shares:
  Balanced Portfolio, 14,494 shares at net asset value of $25.24 per
    share (cost $339,812) ..............................................             -              -        365,833              -
  Capital Appreciation Portfolio, 1,004,601 shares at net asset
    value of $24.39 per share (cost $22,824,060) .......................             -              -              -     24,502,223
  International Growth Portfolio, 785,950 shares at net asset value
    of $26.94 per share (cost $19,077,740) .............................             -              -              -              -
Investments in shares of MFS Variable Insurance Trust:
  Investors Growth Stock Series, 70,335 shares at net asset value of
    $9.34 per share (cost $602,965) ....................................             -              -              -              -
  Mid Cap Growth Series, 127,835 shares at net asset value of $7.00
    per share (cost $830,019) ..........................................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                            14,612,168      6,003,376        365,833     24,502,223

Receivable from Minnesota Life for Policy purchase payments ............             -         42,706            143              -

Receivable for investments sold ........................................        22,644              -              -         10,005
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................    14,634,812      6,046,082        365,976     24,512,228
                                                                          ------------   ------------   ------------   ------------
                             Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal
  payments and  mortality and expense charges ..........................        22,644              -              -         10,005

Payable for investments purchased ......................................             -         42,706            143              -
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................        22,644         42,706            143         10,005
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $ 14,612,168      6,003,376        365,833     24,502,223
                                                                          ============   ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $ 14,612,168      6,003,376        365,833     24,502,223
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                              Janus
                                                                              Aspen          MFS            MFS
                                                                          International   Investors       Mid Cap
                                                                             Growth      Growth Stock      Growth
                                                                          ------------   ------------   ------------
                                 Assets
Investments in shares of Franklin Templeton Variable Insurance
Products Trust:
  Developing Markets Securities Fund, 1,685,371 shares at net
    asset value of $8.67 per share (cost $10,051,343) ..................             -              -              -
  Global Asset Allocation Fund, 286,557 shares at net asset
    value of $20.95 per share (cost $5,077,658) ........................             -              -              -
Investments in shares of Janus Aspen Series - Service Shares:
  Balanced Portfolio, 14,494 shares at net asset value of
    $25.24 per share (cost $339,812)  ..................................             -              -              -
  Capital Appreciation Portfolio, 1,004,601 shares at net asset
    value of $24.39 per share (cost $22,824,060) .......................             -              -              -
  International Growth Portfolio, 785,950 shares at net asset
    value of $26.94 per share (cost $19,077,740) .......................    21,173,506              -              -
Investments in shares of MFS Variable Insurance Trust:
  Investors Growth Stock Series, 70,335 shares at net asset
    value of $9.34 per share (cost $602,965) ...........................             -        656,928              -
  Mid Cap Growth Series, 127,835 shares at net asset value of
    $7.00 per share (cost $830,019) ....................................             -              -        894,843
                                                                          ------------   ------------   ------------
                                                                            21,173,506        656,928        894,843

Receivable from Minnesota Life for Policy purchase payments ............        90,264              -              -

Receivable for investments sold ........................................             -          2,659            202
                                                                          ------------   ------------   ------------
      Total assets .....................................................    21,263,770        659,587        895,045
                                                                          ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal
  payments and mortality and expense charges ...........................             -          2,659            202

Payable for investments purchased ......................................        90,264              -              -
                                                                          ------------   ------------   ------------
      Total liabilities ................................................        90,264          2,659            202
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners ...........................    21,173,506        656,928        894,843
                                                                          ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................    21,173,506        656,928        894,843
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                              MFS                       Oppenheimer
                                                                              New             MFS         Capital       Oppenheimer
                                                                           Discovery         Value      Appreciation    High Income
                                                                          ------------   ------------   ------------   ------------
                                 Assets
Investments in shares of MFS Variable Insurance Trust:
  New Discovery Fund, 295,389 shares at net asset value of $14.71 per
    share (cost $4,073,678) ............................................  $  4,345,170              -              -              -
  Value Fund, 396,504 shares at net asset value of $12.07 per share
    (cost $4,159,199) ..................................................             -      4,785,808              -              -
Investments in shares of Oppenheimer Variable Account Funds:
  Capital Appreciation Fund, 87,959 shares at net asset value of $36.73
    per share (cost $3,000,439) ........................................             -              -      3,230,727              -
  High Income Fund, 384,133 shares at net asset value of $8.76 per share
    (cost $3,237,589)  .................................................             -              -              -      3,365,008
Investments in shares of Panorama Series Funds, Inc.:
  International Growth, 2,313,474 shares at net asset value of $1.34 per
    share (cost $2,648,099) ............................................             -              -              -              -
Investments in shares of Putnam Variable Trust:
  Growth and Income Fund, 12,944 shares at net asset value of $25.44 per
    share (cost $295,442) ..............................................             -              -              -              -
  International Growth Fund, 244,494 shares at net asset value of $14.71
    per share (cost $3,054,989) ........................................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                             4,345,170      4,785,808      3,230,727      3,365,008

Receivable from Minnesota Life for Policy purchase payments ............        28,848          7,838          8,852         21,782

Receivable for investments sold ........................................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................     4,374,018      4,793,646      3,239,579      3,386,790
                                                                          ------------   ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments
  and  mortality and expense charges ...................................             -              -              -              -

Payable for investments purchased ......................................        28,848          7,838          8,852         21,782
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................        28,848          7,838          8,852         21,782
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $  4,345,170      4,785,808      3,230,727      3,365,008
                                                                          ============   ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $  4,345,170      4,785,808      3,230,727      3,365,008
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                          Oppenheimer     Putnam VT      Putnam VT
                                                                         International    Growth and    International
                                                                             Growth         Income        Growth
                                                                          ------------   ------------   ------------
                                 Assets
Investments in shares of MFS Variable Insurance Trust:
  New Discovery Fund, 295,389 shares at net asset value of
    $14.71 per share (cost $4,073,678) .................................             -              -              -
  Value Fund, 396,504 shares at net asset value of $12.07 per
    share (cost $4,159,199) ............................................             -              -              -
Investments in shares of Oppenheimer Variable Account Funds:
  Capital Appreciation Fund, 87,959 shares at net asset value
    of $36.73 per share (cost $3,000,439) ..............................             -              -              -
  High Income Fund, 384,133 shares at net asset value of $8.76
    per share (cost $3,237,589)  .......................................             -              -              -
Investments in shares of Panorama Series Funds, Inc.:
  International Growth, 2,313,474 shares at net asset value of
    $1.34 per share (cost $2,648,099) ..................................     3,100,055              -              -
Investments in shares of Putnam Variable Trust:
  Growth and Income Fund, 12,944 shares at net asset value of
    $25.44 per share (cost $295,442) ...................................             -        329,299              -
  International Growth Fund, 244,494 shares at net asset value
    of $14.71 per share (cost $3,054,989) ..............................             -              -      3,596,507
                                                                          ------------   ------------   ------------
                                                                             3,100,055        329,299      3,596,507

Receivable from Minnesota Life for Policy purchase payments ............         3,136              -         26,023

Receivable for investments sold ........................................             -            249              -
                                                                          ------------   ------------   ------------
      Total assets .....................................................     3,103,191        329,548      3,622,530
                                                                          ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal
  payments and  mortality and expense charges ..........................             -            249              -

Payable for investments purchased ......................................         3,136              -         26,023
                                                                          ------------   ------------   ------------
      Total liabilities ................................................         3,136            249         26,023
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners ...........................     3,100,055        329,299      3,596,507
                                                                          ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................     3,100,055        329,299      3,596,507
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                           Putnam VT       Putnam VT
                                                                              New            New          Putnam VT   Waddell & Reed
                                                                          Opportunities     Value         Voyager        Balanced
                                                                          ------------   ------------   ------------   ------------
                                 Assets
Investments in shares of Putnam Variable Trust:
  New Opportunities Fund, 3,630 shares at net asset value of $16.80 per   $     60,976              -              -              -
    share (cost $55,542) ...............................................
  New Value Fund, 108,242 shares at net asset value of $16.33 per share              -      1,767,585              -              -
    (cost $1,573,584)
  Voyager Fund, 118,853 shares at net asset value of $27.20 per share ..             -              -      3,232,814              -
    (cost $3,014,903)
Investments in shares of Waddell & Reed Target Funds, Inc.:
  Balanced Portfolio, 19,326,438 shares at net asset value of $7.68 per              -              -              -    148,394,189
    share (cost $149,720,036) ..........................................
  Growth Portfolio, 20,753,151 shares at net asset value of $8.37 per ..             -              -              -              -
    share (cost $189,575,381)
  International II Portfolio, 7,902,570 shares at net asset value of ...             -              -              -              -
    $19.17 per share (cost $116,227,445)
  Small Cap Growth Portfolio, 9,486,500 shares at net asset value
     of $9 68 per share (cost $87,932,182) .............................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                                60,976      1,767,585      3,232,814    148,394,189

Receivable from Minnesota Life for Policy purchase payments ............             -              -         27,670          1,593

Receivable for investments sold ........................................            15          5,377              -              -
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................        60,991      1,772,962      3,260,484    148,395,782
                                                                          ------------   ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments .
  and  mortality and expense charges ...................................            15          5,377              -              -

Payable for investments purchased ......................................             -              -         27,670          1,593
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................            15          5,377         27,670          1,593
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $     60,976      1,767,585      3,232,814    148,394,189
                                                                          ============   ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $     60,976      1,767,585      3,232,814    148,394,189
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                           Waddell        Waddell
                                                                            Waddell         & Reed         & Reed
                                                                             & Reed     International     Small Cap
                                                                             Growth           II           Growth
                                                                          ------------   ------------   ------------
                                 Assets
Investments in shares of Putnam Variable Trust:
  New Opportunities Fund, 3,630 shares at net asset value of
    $16.80 per share (cost $55,542).. ..................................             -              -              -
  New Value Fund, 108,242 shares at net asset value of $16.33
    per share (cost $1,573,584) ........................................             -              -              -
  Voyager Fund, 118,853 shares at net asset value of $27.20 per
    share (cost $3,014,903) ............................................             -              -              -
Investments in shares of Waddell & Reed Target Funds, Inc.:
  Balanced Portfolio, 19,326,438 shares at net asset value of
    $7.68 per share (cost $149,720,036).. ..............................             -              -              -
  Growth Portfolio, 20,753,151 shares at net asset value of
    $8.37 per share (cost $189,575,381). ...............................   173,761,982              -              -
  International II Portfolio, 7,902,570 shares at net asset
    value of $19.17 per share (cost $116,227,445). .....................             -    151,477,262              -
  Small Cap Growth Portfolio, 9,486,500 shares at net asset
    value of $9.68 per share (cost $87,932,182).. ......................             -              -     91,838,802
                                                                          ------------   ------------   ------------
                                                                           173,761,982    151,477,262     91,838,802

Receivable from Minnesota Life for Policy purchase payments.                         -         70,443         17,379

Receivable for investments sold ........................................        99,912              -              -
                                                                          ------------   ------------   ------------
      Total assets. ....................................................   173,861,894    151,547,705     91,856,181
                                                                          ------------   ------------   ------------
                           Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal ..........        99,912              -              -
  payments and  mortality and expense charges..

Payable for investments purchased. .....................................             -         70,443         17,379
                                                                          ------------   ------------   ------------
      Total liabilities ................................................        99,912         70,443         17,379
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners .. ........................   173,761,982    151,477,262     91,838,802
                                                                          ============   ============   ============
                      Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................   173,761,982    151,477,262     91,838,802
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                      Statements of Assets and Liabilities
                                December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                             Waddell       Waddell
                                                                             Waddell         & Reed        & Reed        Waddell
                                                                             & Reed         Micro-Cap     Small Cap       & Reed
                                                                              Value          Growth         Value      Core Equity
                                                                          ------------   ------------   ------------   ------------
                                 Assets
Investments in shares of Waddell & Reed Target Funds, Inc.:
  Value Portfolio, 11,559,365 shares at net asset value of $6.22 per
    share (cost $62,003,217) ...........................................  $ 71,928,148              -              -              -
  Micro-Cap Growth Portfolio, 1,235,300 shares at net asset value of
    $14.80 per share (cost $16,525,193) ................................             -     18,281,451              -              -
  Small Cap Value Portfolio, 2,257,673 shares at net asset value of
    $16.63 per share (cost $28,608,860) ................................             -              -     37,551,645              -
  Core Equity Portfolio, 1,035,768 shares at net asset value of $10.24
    per share (cost $10,229,137)  ......................................             -              -              -     10,603,056
  Asset Strategy Portfolio, 82,847 shares at net asset value of $7.69
    per share (cost $594,489)  .........................................             -              -              -              -
  International Portfolio, 135,719 shares at net asset value of $6.65
    per share (cost $805,294) ..........................................             -              -              -              -
  Science & Technology Portfolio, 43,269 shares at net asset value of
    $14.40 per share (cost $549,724)  ..................................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
                                                                            71,928,148     18,281,451     37,551,645     10,603,056

Receivable from Minnesota Life for Policy purchase payments ............             -          4,964         57,744              -

Receivable for investments sold ........................................        19,010              -              -          5,486
                                                                          ------------   ------------   ------------   ------------
      Total assets .....................................................    71,947,158     18,286,415     37,609,389     10,608,542
                                                                          ------------   ------------   ------------   ------------
                               Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal payments
  and  mortality and expense charges ...................................        19,010              -              -          5,486

Payable for investments purchased ......................................             -          4,964         57,744              -
                                                                          ------------   ------------   ------------   ------------
      Total liabilities ................................................        19,010          4,964         57,744          5,486
                                                                          ------------   ------------   ------------   ------------
      Net assets applicable to policy owners ...........................  $ 71,928,148     18,281,451     37,551,645     10,603,056
                                                                          ============   ============   ============   ============
                          Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................  $ 71,928,148     18,281,451     37,551,645     10,603,056
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                             Waddell                      Waddell
                                                                              & Reed       Waddell         & Reed
                                                                              Asset         & Reed        Science &
                                   Assets                                   Strategy     International   Technology
                                                                          ------------   ------------   ------------
Investments in shares of Waddell & Reed Target Funds, Inc.:
  Value Portfolio, 11,559,365 shares at net asset value of
    $6.22 per share (cost $62,003,217) .................................             -              -              -
  Micro-Cap Growth Portfolio, 1,235,300 shares at net asset
    value of $14.80 per share (cost $16,525,193) .......................             -              -              -
  Small Cap Value Portfolio, 2,257,673 shares at net asset
    value of $16.63 per share (cost $28,608,860) .......................             -              -              -
  Core Equity Portfolio, 1,035,768 shares at net asset value of
    $10.24 per share (cost $10,229,137)  ...............................             -              -              -
  Asset Strategy Portfolio, 82,847 shares at net asset value of
    $7.69 per share (cost $594,489)  ...................................       637,309              -              -
  International Portfolio, 135,719 shares at net asset value of
    $6.65 per share (cost $805,294) ....................................             -        902,995              -
  Science & Technology Portfolio, 43,269 shares at net asset
    value of $14.40 per share (cost $549,724)  .........................             -              -        623,134
                                                                          ------------   ------------   ------------
                                                                               637,309        902,995        623,134

Receivable from Minnesota Life for Policy purchase payments ............         7,300          3,968              -

Receivable for investments sold ........................................             -              -            961
                                                                          ------------   ------------   ------------
      Total assets .....................................................       644,609        906,963        624,095
                                                                          ------------   ------------   ------------
                          Liabilities
Payable to Minnesota Life for Policy terminations, withdrawal
  payments and  mortality and expense charges ..........................             -              -            961

Payable for investments purchased ......................................         7,300          3,968              -
                                                                          ------------   ------------   ------------
      Total liabilities ................................................         7,300          3,968            961
                                                                          ------------   ------------   ------------
      Net assets applicable to policy owners ...........................       637,309        902,995        623,134
                                                                          ============   ============   ============
                     Policy Owners' Equity
      Total Policy Owners' equity (notes 5 and 6) ......................       637,309        902,995        623,134
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                             Statements of Operations
                          Year ended December 31, 2004


                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           Advantus       Advantus       Advantus
                                                                           Advantus         Money           Index        Mortgage
                                                                             Bond           Market           500        Securities
                                                                          ------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $          -        124,991              -              -
  Mortality, expense charges and administrative charges (note 3) .......      (335,759)       (83,747)    (1,216,414)      (258,584)
                                                                          ------------   ------------   ------------   ------------
      Investment income (loss) - net ...................................      (335,759)        41,244     (1,216,414)      (258,584)
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................     4,096,932     11,178,457     10,776,845      3,307,142
      Cost of investments sold .........................................    (3,620,820)   (11,178,457)   (10,181,058)    (2,955,412)
                                                                          ------------   ------------   ------------   ------------
                                                                               476,112              -        595,787        351,730
                                                                          ------------   ------------   ------------   ------------
      Net realized gains (losses) on investments .......................       476,112              -        595,787        351,730
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments       2,788,573              -     24,447,826      2,086,600
                                                                          ------------   ------------   ------------   ------------
      Net gains (losses) on investments ................................     3,264,685              -     25,043,613      2,438,330
                                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..  $  2,928,926         41,244     23,827,199      2,179,746
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            Advantus       Advantus       Advantus
                                                                         International     Index 400     Real Estate
                                                                              Bond          Mid-Cap       Securities
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........             -              -              -
  Mortality, expense charges and administrative charges (note 3) .......       (51,130)      (131,887)      (101,728)
                                                                          ------------   ------------   ------------
      Investment income (loss) - net ...................................       (51,130)      (131,887)      (101,728)
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................       939,106      2,279,045      1,082,050
      Cost of investments sold. ........................................      (724,284)    (1,896,313)      (740,163)
                                                                          ------------   ------------   ------------
                                                                               214,822        382,732        341,887
                                                                          ------------   ------------   ------------
      Net realized gains (losses) on investments .......................       214,822        382,732        341,887
                                                                          ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .       994,833      3,709,918      6,528,702
                                                                          ------------   ------------   ------------
      Net gains (losses) on investments ................................     1,209,655      4,092,650      6,870,589
                                                                          ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..     1,158,525      3,960,763      6,768,861
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                             Statements of Operations
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                                          AIM V.I.
                                                                            AIM V.I.                        Dent         AIM V.I.
                                                                           Aggressive      AIM V.I.     Demographic      Premier
                                                                             Growth        Balanced        Trends         Equity
                                                                          ------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $          -          4,549              -          1,587
  Mortality, expense charges and administrative charges (note 3) .......        (7,420)        (1,307)          (919)        (1,773)
                                                                          ------------   ------------   ------------   ------------
      Investment income (loss) - net ...................................        (7,420)         3,242           (919)          (186)
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................       172,935        120,751         81,117         23,183
      Cost of investments sold .........................................      (145,555)      (113,687)       (80,022)       (20,642)
                                                                          ------------   ------------   ------------   ------------
                                                                                27,380          7,064          1,095          2,541
                                                                          ------------   ------------   ------------   ------------
      Net realized gains (losses) on investments .......................        27,380          7,064          1,095          2,541
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .       169,196          8,208         11,049         23,544
                                                                          ------------   ------------   ------------   ------------
      Net gains (losses) on investments ................................       196,576         15,272         12,144         26,085
                                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..  $    189,156         18,514         11,225         25,899
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            American
                                                                            Century        American       American
                                                                             Income         Century        Century
                                                                           and Growth        Ultra          Value
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $      4,629              -          8,209
  Mortality, expense charges and administrative charges (note 3) .......        (2,836)       (26,911)        (7,876)
                                                                          ------------   ------------   ------------
      Investment income (loss) - net ...................................         1,793        (26,911)           333
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -          7,535
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................       191,911        161,544        265,261
      Cost of investments sold .........................................      (168,462)      (133,892)      (220,331)
                                                                          ------------   ------------   ------------
                                                                                23,449         27,652         44,930
                                                                          ------------   ------------   ------------
      Net realized gains (losses) on investments .......................        23,449         27,652         52,465
                                                                          ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .        54,666        728,592        211,539
                                                                          ------------   ------------   ------------
      Net gains (losses) on investments ................................        78,115        756,244        264,004
                                                                          ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
      operations .......................................................  $     79,908        729,333        264,337
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                          Credit Suisse
                                                                             Global                     Fidelity VIP
                                                                          Post-Venture   Fidelity VIP     Equity-      Fidelity VIP
                                                                             Capital      Contrafund       Income        Mid-Cap
                                                                          ------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $          -         57,059        365,077              -
  Mortality, expense charges and administrative charges (note 3) .......        (8,108)      (149,123)      (148,915)      (119,155)
                                                                          ------------   ------------   ------------   ------------
      Investment income (loss) - net ...................................        (8,108)       (92,064)       216,162       (119,155)
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -         95,141              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................       487,650        757,298      1,387,120        882,736
      Cost of investments sold .........................................      (474,790)      (642,059)    (1,266,249)      (654,707)
                                                                          ------------   ------------   ------------   ------------
                                                                                12,860        115,239        120,871        228,029
                                                                          ------------   ------------   ------------   ------------
      Net realized gains (losses) on investments .......................        12,860        115,239        216,012        228,029
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .       261,234      4,368,947      2,917,348      5,531,819
                                                                          ------------   ------------   ------------   ------------
      Net gains (losses) on investments ................................       274,094      4,484,186      3,133,360      5,759,848
                                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..  $    265,986      4,392,122      3,349,522      5,640,693
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            Franklin
                                                                            Large Cap      Franklin
                                                                             Growth      Mutual Shares   Franklin
                                                                           Securities     Securities     Small Cap
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........         4,822         18,805              -
  Mortality, expense charges and administrative charges (note 3) .......        (5,288)       (13,372)       (70,822)
                                                                          ------------   ------------   ------------
      Investment income (loss) - net ...................................          (466)         5,433        (70,822)
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................       296,120        118,407      1,005,000
      Cost of investments sold .........................................      (255,150)       (98,706)      (858,216)
                                                                          ------------   ------------   ------------
                                                                                40,970         19,701        146,784
                                                                          ------------   ------------   ------------
      Net realized gains (losses) on investments .......................        40,970         19,701        146,784
                                                                          ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .        59,152        385,842      1,522,935
                                                                          ------------   ------------   ------------
      Net gains (losses) on investments ................................       100,122        405,543      1,669,719
                                                                          ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..        99,656        410,976      1,598,897
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                            Statements of Operations
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                           Templeton
                                                                           Developing     Templeton        Janus          Janus
                                                                             Markets     Global Asset      Aspen       Aspen Capital
                                                                           Securities     Allocation      Balanced     Appreciation
                                                                          ------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $    221,499        117,024          7,416          5,729
  Mortality, expense charges and administrative charges (note 3) .......       (61,027)       (21,037)        (1,482)      (108,888)
                                                                          ------------   ------------   ------------   ------------
      Investment income (loss) - net ...................................       160,472         95,987          5,934       (103,159)
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................     1,746,043        342,078         62,640      2,563,775
      Cost of investments sold .........................................    (1,295,326)      (303,603)       (57,216)    (2,751,092)
                                                                          ------------   ------------   ------------   ------------
                                                                               450,717         38,475          5,424       (187,317)
                                                                          ------------   ------------   ------------   ------------
      Net realized gains (losses) on investments .......................       450,717         38,475          5,424       (187,317)
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .    2,185,193        564,427         15,231      3,914,933
                                                                          ------------   ------------   ------------   ------------
      Net gains (losses) on investments ................................     2,635,910        602,902         20,655      3,727,616
                                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..  $  2,796,382        698,889         26,589      3,624,457
                                                                          ============   ============   ============   ============


                                                                                    Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                              Janus           MFS           MFS
                                                                          International    Investors      Mid Cap
                                                                             Growth      Growth Stock      Growth
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........       156,885              -              -
  Mortality, expense charges and administrative charges (note 3) .......       (90,535)        (2,733)        (3,307)
                                                                          ------------   ------------   ------------
      Investment income (loss) - net ...................................        66,350         (2,733)        (3,307)
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ..............................................     1,898,634        219,257        720,446
      Cost of investments sold .........................................    (2,002,867)      (202,423)      (700,527)
                                                                          ------------   ------------   ------------
                                                                              (104,233)        16,834         19,919
                                                                          ------------   ------------   ------------
      Net realized gains (losses) on investments .......................      (104,233)        16,834         19,919
                                                                          ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .     3,255,464         32,436         49,904
                                                                          ------------   ------------   ------------
      Net gains (losses) on investments ................................     3,151,231         49,270         69,823
                                                                          ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from operations ..     3,217,581         46,537         66,516
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                             Statements of Operations
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                               MFS                       Oppenheimer
                                                                               New            MFS          Capital      Oppenheimer
                                                                            Discovery        Value      Appreciation    High Income
                                                                          ------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $          -         51,161          3,789        114,375
  Mortality, expense charges and administrative charges (note 3) .......       (14,662)       (15,301)       (10,468)       (10,815)
                                                                          ------------   ------------   ------------   ------------
    Investment income (loss) - net .....................................       (14,662)        35,860         (6,679)       103,560
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ................................................       583,099        151,399        225,460        624,964
    Cost of investments sold ...........................................      (530,464)      (129,664)      (194,247)      (605,952)
                                                                          ------------   ------------   ------------   ------------
                                                                                52,635         21,735         31,213         19,012
                                                                          ------------   ------------   ------------   ------------
    Net realized gains (losses) on investments .........................        52,635         21,735         31,213         19,012
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .       205,742        454,834        149,841         69,810
                                                                          ------------   ------------   ------------   ------------
    Net gains (losses) on investments ..................................       258,377        476,569        181,054         88,822
                                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from operations ....  $    243,715        512,429        174,375        192,382
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                           Oppenheimer     Putnam VT     Putnam VT
                                                                          International   Growth and   International
                                                                             Growth         Income         Growth
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........        21,418          4,042         30,885
  Mortality, expense charges and administrative charges (note 3) .......       (10,340)        (1,291)       (12,664)
                                                                          ------------   ------------   ------------
    Investment income (loss) - net .....................................        11,078          2,751         18,221
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ................................................       364,782         45,954        432,708
    Cost of investments sold ...........................................      (291,270)       (39,468)      (348,680)
                                                                          ------------   ------------   ------------
                                                                                73,512          6,486         84,028
                                                                          ------------   ------------   ------------
    Net realized gains (losses) on investments .........................        73,512          6,486         84,028
                                                                          ------------   ------------   ------------

  Net change in unrealized appreciation or depreciation of investments .       335,037         18,021        363,845
                                                                          ------------   ------------   ------------
    Net gains (losses) on investments ..................................       408,549         24,507        447,873
                                                                          ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from operations ....       419,627         27,258        466,094
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                             Statements of Operations
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                           Putnam VT      Putnam VT                      Waddell &
                                                                              New             New         Putnam VT        Reed
                                                                         Opportunities       Value         Voyager       Balanced
                                                                         -------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $          -          6,076          5,095      2,087,407
  Mortality, expense charges and administrative charges (note 3) .......          (508)        (4,744)       (11,926)      (710,781)
                                                                          ------------   ------------   ------------   ------------
    Investment income (loss) - net .....................................          (508)         1,332         (6,831)     1,376,626
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ................................................       131,673        252,486        215,897     12,990,964
    Cost of investments sold ...........................................      (122,917)      (206,232)      (194,799)   (13,880,213)
                                                                          ------------   ------------   ------------   ------------
                                                                                 8,756         46,254         21,098       (889,249)
                                                                          ------------   ------------   ------------   ------------
    Net realized gains (losses) on investments .........................         8,756         46,254         21,098       (889,249)
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .         2,986        121,994        132,113     11,159,598
                                                                          ------------   ------------   ------------   ------------
    Net gains (losses) on investments ..................................        11,742        168,248        153,211     10,270,349
                                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from operations ....  $     11,234        169,580        146,380     11,646,975
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                           Waddell &      Waddell &
                                                                            Waddell &        Reed           Reed
                                                                              Reed      International     Small Cap
                                                                             Growth           II           Growth
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........       469,680      1,436,181              -
  Mortality, expense charges and administrative charges (note 3) .......      (850,190)      (663,144)      (422,269)
                                                                          ------------   ------------   ------------
    Investment income (loss) - net .....................................      (380,510)       773,037       (422,269)
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -      1,133,819              -
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ................................................    13,470,609      8,559,641      8,109,684
    Cost of investments sold ...........................................   (16,651,245)    (7,321,998)    (8,809,097)
                                                                          ------------   ------------   ------------
                                                                            (3,180,636)     1,237,643       (699,413)
                                                                          ------------   ------------   ------------
    Net realized gains (losses) on investments .........................    (3,180,636)     2,371,462       (699,413)
                                                                          ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .     8,178,901     24,364,116     12,224,651
                                                                          ------------   ------------   ------------
    Net gains (losses) on investments ..................................     4,998,265     26,735,578     11,525,238
                                                                          ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from operations ....     4,617,755     27,508,615     11,102,969
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                             Statements of Operations
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           Waddell &      Waddell &
                                                                            Waddell &        Reed           Reed         Waddell &
                                                                              Reed         Micro-Cap      Small Cap         Reed
                                                                              Value         Growth          Value       Core Equity
                                                                          ------------   ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $    710,138              -              -         64,018
  Mortality, expense charges and administrative charges (note 3) .......      (333,468)       (86,350)      (157,303)       (48,938)
                                                                          ------------   ------------   ------------   ------------
    Investment income (loss) - net .....................................       376,670        (86,350)      (157,303)        15,080
                                                                          ------------   ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............             -              -      1,826,341              -
                                                                          ------------   ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ................................................     5,758,322      3,382,137      2,142,640      1,738,678
    Cost of investments sold ...........................................    (5,361,800)    (3,648,240)    (1,668,264)    (1,876,513)
                                                                          ------------   ------------   ------------   ------------
                                                                               396,522       (266,103)       474,376       (137,835)
                                                                          ------------   ------------   ------------   ------------
    Net realized gains (losses) on investments .........................       396,522       (266,103)     2,300,717       (137,835)
                                                                          ------------   ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .     8,214,821      1,846,334      2,413,155        961,258
                                                                          ------------   ------------   ------------   ------------
    Net gains (losses) on investments ..................................     8,611,343      1,580,231      4,713,872        823,423
                                                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from operations ....  $  8,988,013      1,493,881      4,556,569        838,503
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                           Waddell &                      Waddell &
                                                                              Reed        Waddell &         Reed
                                                                              Asset          Reed         Science &
                                                                            Strategy    International    Technology
                                                                          ------------   ------------   ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..........  $      7,952          5,482              -
  Mortality, expense charges and administrative charges (note 3) .......        (1,447)        (2,555)        (1,792)
                                                                          ------------   ------------   ------------
    Investment income (loss) - net .....................................         6,505          2,927         (1,792)
                                                                          ------------   ------------   ------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..............         4,242              -              -
                                                                          ------------   ------------   ------------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ................................................        61,266        534,105        387,912
    Cost of investments sold ...........................................       (60,612)      (520,590)      (392,732)
                                                                          ------------   ------------   ------------
                                                                                   654         13,515         (4,820)
                                                                          ------------   ------------   ------------
    Net realized gains (losses) on investments .........................         4,896         13,515         (4,820)
                                                                          ------------   ------------   ------------
  Net change in unrealized appreciation or depreciation of investments .        41,715         81,267         70,463
                                                                          ------------   ------------   ------------
    Net gains (losses) on investments ..................................        46,611         94,782         65,643
                                                                          ------------   ------------   ------------
    Net increase (decrease) in net assets resulting from operations ....  $     53,116         97,709         63,851
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           Advantus       Advantus       Advantus
                                                                            Advantus         Money         Index         Mortgage
                                                                              Bond          Market          500         Securities
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $   (335,759)        41,244     (1,216,414)      (258,584)
  Net realized gains (losses) on investments ...........................       476,112              -        595,787        351,730
  Net change in unrealized appreciation or depreciation of
    investments ........................................................     2,788,573              -     24,447,826      2,086,600
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     2,928,926         41,244     23,827,199      2,179,746
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     7,912,396      9,504,325     19,449,648      6,311,864
  Policy terminations, withdrawal payments and charges .................    (3,997,944)   (11,141,549)   (10,347,830)    (3,217,063)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............     3,914,452     (1,637,224)     9,101,818      3,094,801
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     6,843,378     (1,595,980)    32,929,017      5,274,547
Net assets at the beginning of year ....................................    64,912,460     18,328,561    233,704,567     49,223,053
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $ 71,755,838     16,732,581    266,633,584     54,497,600
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            Advantus       Advantus       Advantus
                                                                         International     Index 400    Real Estate
                                                                              Bond          Mid-Cap      Securities
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................       (51,130)      (131,887)      (101,728)
  Net realized gains (losses) on investments ...........................       214,822        382,732        341,887
  Net change in unrealized appreciation or depreciation of
    investments ........................................................       994,833      3,709,918      6,528,702
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     1,158,525      3,960,763      6,768,861
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     2,263,340      6,049,293      8,489,305
  Policy terminations, withdrawal payments and charges .................      (924,421)    (2,247,598)    (1,066,492)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............     1,338,919      3,801,695      7,422,813
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     2,497,444      7,762,458     14,191,674
Net assets at the beginning of year ....................................     9,639,586     23,447,795     15,304,774
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................    12,137,030     31,210,253     29,496,448
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                                          AIM V.I.
                                                                            AIM V.I.                        Dent          AIM V.I.
                                                                           Aggressive      AIM V.I.     Demographic       Premier
                                                                             Growth        Balanced        Trends          Equity
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $     (7,420)         3,242           (919)          (186)
  Net realized gains (losses) on investments ...........................        27,380          7,064          1,095          2,541
  Net change in unrealized appreciation or depreciation of
    investments ........................................................       169,196          8,208         11,049         23,544
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........       189,156         18,514         11,225         25,899
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................       880,305        288,154        183,147        235,436
  Policy withdrawals and charges .......................................      (171,240)      (120,220)       (80,745)       (22,570)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       709,065        167,934        102,402        212,866
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................       898,221        186,448        113,627        238,765
Net assets at the beginning of year ....................................     1,083,101        165,008        115,564        279,528
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $  1,981,322        351,456        229,191        518,293
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            American
                                                                            Century        American       American
                                                                             Income         Century        Century
                                                                           and Growth        Ultra          Value
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................         1,793        (26,911)           333
  Net realized gains (losses) on investments ...........................        23,449         27,652         52,465
  Net change in unrealized appreciation or depreciation of
    investments ........................................................        54,666        728,592        211,539
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........        79,908        729,333        264,337
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................       715,658      6,562,662      2,562,395
  Policy withdrawals and charges .......................................      (191,040)      (159,574)      (264,194)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       524,618      6,403,088      2,298,201
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................       604,526      7,132,421      2,562,538
Net assets at the beginning of year ....................................       326,036      2,464,606        671,196
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................       930,562      9,597,027      3,233,734
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                             Credit
                                                                             Suisse
                                                                             Global                     Fidelity VIP
                                                                          Post-Venture   Fidelity VIP      Equity-     Fidelity VIP
                                                                             Capital      Contrafund       Income         Mid-Cap
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $     (8,108)       (92,064)       216,162       (119,155)
  Net realized gains (losses) on investments ...........................        12,860        115,239        216,012        228,029
  Net change in unrealized appreciation or depreciation of
    investments ........................................................       261,234      4,368,947      2,917,348      5,531,819
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........       265,986      4,392,122      3,349,522      5,640,693
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................       699,809      8,424,224     11,360,594      6,885,856
  Policy withdrawals and charges .......................................      (485,146)      (733,470)    (1,366,573)      (858,100)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       214,663      7,690,754      9,994,021      6,027,756
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................       480,649     12,082,876     13,343,543     11,668,449
Net assets at the beginning of year ....................................     1,407,038     24,931,097     24,188,307     19,837,629
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $  1,887,687     37,013,973     37,531,850     31,506,078
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            Franklin
                                                                           Large Cap       Franklin
                                                                             Growth     Mutual Shares     Franklin
                                                                           Securities     Securities      Small Cap
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................          (466)         5,433        (70,822)
  Net realized gains (losses) on investments ...........................        40,970         19,701        146,784
  Net change in unrealized appreciation or depreciation of
    investments ........................................................        59,152        385,842      1,522,935
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........        99,656        410,976      1,598,897
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     1,187,933      3,237,623      4,071,084
  Policy withdrawals and charges .......................................      (294,779)      (116,671)      (987,570)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       893,154      3,120,952      3,083,514
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................       992,810      3,531,928      4,682,411
Net assets at the beginning of year ....................................       648,889      1,303,765     12,446,579
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................     1,641,699      4,835,693     17,128,990
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                           Templeton
                                                                           Developing     Templeton         Janus          Janus
                                                                             Markets     Global Asset       Aspen     Aspen Capital
                                                                           Securities     Allocation      Balanced     Appreciation
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $    160,472         95,987          5,934       (103,159)
  Net realized gains (losses) on investments ...........................       450,717         38,475          5,424       (187,317)
  Net change in unrealized appreciation or depreciation of
    investments ........................................................     2,185,193        564,427         15,231      3,914,933
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     2,796,382        698,889         26,589      3,624,457
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     2,663,774      2,934,104        174,184      2,735,330
  Policy withdrawals and charges .......................................    (1,728,077)      (338,347)       (62,197)    (2,519,011)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       935,697      2,595,757        111,987        216,319
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     3,732,079      3,294,646        138,576      3,840,776
Net assets at the beginning of year ....................................    10,880,089      2,708,730        227,257     20,661,447
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $ 14,612,168      6,003,376        365,833     24,502,223
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                              Janus           MFS            MFS
                                                                         International     Investors       Mid Cap
                                                                             Growth      Growth Stock      Growth
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................        66,350         (2,733)        (3,307)
  Net realized gains (losses) on investments ...........................      (104,233)        16,834         19,919
  Net change in unrealized appreciation or depreciation of
    investments ........................................................     3,255,464         32,436         49,904
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     3,217,581         46,537         66,516
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     2,602,100        382,620      1,239,708
  Policy withdrawals and charges .......................................    (1,867,303)      (218,462)      (719,302)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       734,797        164,158        520,406
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     3,952,378        210,695        586,922
Net assets at the beginning of year ....................................    17,221,128        446,233        307,921
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................    21,173,506        656,928        894,843
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                               MFS                      Oppenheimer
                                                                               New            MFS         Capital      Oppenheimer
                                                                            Discovery        Value      Appreciation   High Income
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $    (14,662)        35,860         (6,679)       103,560
  Net realized gains (losses) on investments ...........................        52,635         21,735         31,213         19,012
  Net change in unrealized appreciation or depreciation of
    investments ........................................................       205,742        454,834        149,841         69,810
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........       243,715        512,429        174,375        192,382
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     3,094,198      2,662,262      2,202,753      2,377,623
  Policy withdrawals and charges .......................................      (580,436)      (148,487)      (223,917)      (623,161)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............     2,513,762      2,513,775      1,978,836      1,754,462
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     2,757,477      3,026,204      2,153,211      1,946,844
Net assets at the beginning of year ....................................     1,587,693      1,759,604      1,077,516      1,418,164
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $  4,345,170      4,785,808      3,230,727      3,365,008
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                          Oppenheimer     Putnam VT      Putnam VT
                                                                         International    Growth and   International
                                                                             Growth         Income         Growth
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................        11,078          2,751         18,221

  Net realized gains (losses) on investments ...........................        73,512          6,486         84,028
  Net change in unrealized appreciation or depreciation of
    investments ........................................................       335,037         18,021        363,845
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........       419,627         27,258        466,094
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     1,839,798        198,259      1,991,654
  Policy withdrawals and charges .......................................      (362,675)       (45,596)      (430,015)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............     1,477,123        152,663      1,561,639
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     1,896,750        179,921      2,027,733
Net assets at the beginning of year ....................................     1,203,305        149,378      1,568,774
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................     3,100,055        329,299      3,596,507
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                           Putnam VT      Putnam VT                      Waddell &
                                                                              New            New         Putnam VT         Reed
                                                                         Opportunities      Value         Voyager        Balanced
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $       (508)         1,332         (6,831)     1,376,626
  Net realized gains (losses) on investments ...........................         8,756         46,254         21,098       (889,249)
  Net change in unrealized appreciation or depreciation of
    investments ........................................................         2,986        121,994        132,113     11,159,598
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........        11,234        169,580        146,380     11,646,975
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................       120,821      1,264,423      1,719,665      5,613,980
  Policy withdrawals and charges .......................................      (131,446)      (251,358)      (213,064)   (12,595,690)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       (10,625)     1,013,065      1,506,601     (6,981,710)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................           609      1,182,645      1,652,981      4,665,265
Net assets at the beginning of year ....................................        60,367        584,940      1,579,833    143,728,924
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $     60,976      1,767,585      3,232,814    148,394,189
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                          Waddell &      Waddell &
                                                                           Waddell &         Reed           Reed
                                                                              Reed      International    Small Cap
                                                                             Growth           II           Growth
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................      (380,510)       773,037       (422,269)
  Net realized gains (losses) on investments ...........................    (3,180,636)     2,371,462       (699,413)
  Net change in unrealized appreciation or depreciation of investments .     8,178,901     24,364,116     12,224,651
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     4,617,755     27,508,615     11,102,969
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     7,396,050      6,543,983      4,799,032
  Policy withdrawals and charges .......................................   (13,005,530)    (8,235,744)    (7,860,955)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............    (5,609,480)    (1,691,761)    (3,061,923)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................      (991,725)    25,816,854      8,041,046
Net assets at the beginning of year ....................................   174,753,707    125,660,408     83,797,756
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................   173,761,982    151,477,262     91,838,802
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                          Waddell &      Waddell &
                                                                           Waddell &         Reed           Reed        Waddell &
                                                                              Reed        Micro-Cap      Small Cap         Reed
                                                                             Value          Growth         Value       Core Equity
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $    376,670        (86,350)      (157,303)        15,080
  Net realized gains (losses) on investments ...........................       396,522       (266,103)     2,300,717       (137,835)
  Net change in unrealized appreciation or depreciation of
    investments ........................................................     8,214,821      1,846,334      2,413,155        961,258
                                                                          ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........     8,988,013      1,493,881      4,556,569        838,503
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................     3,851,312      2,459,860      6,096,816      1,350,790
  Policy withdrawals and charges .......................................    (5,596,208)    (3,343,632)    (2,106,195)    (1,717,749)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............    (1,744,896)      (883,772)     3,990,621       (366,959)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     7,243,117        610,109      8,547,190        471,544
Net assets at the beginning of year ....................................    64,685,031     17,671,342     29,004,455     10,131,512
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $ 71,928,148     18,281,451     37,551,645     10,603,056
                                                                          ============   ============   ============   ============


                                                                                      Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                           Waddell &                     Waddell &
                                                                              Reed        Waddell &         Reed
                                                                             Asset           Reed        Science &
                                                                            Strategy    International    Technology
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................         6,505          2,927         (1,792)
  Net realized gains (losses) on investments ...........................         4,896         13,515         (4,820)
  Net change in unrealized appreciation or depreciation of
    investments ........................................................        41,715         81,267         70,463
                                                                          ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations ........        53,116         97,709         63,851
                                                                          ------------   ------------   ------------
Policy transactions (notes 2, 3, 4 and 5):
  Policy purchase payments .............................................       579,960      1,100,787        843,340
  Policy withdrawals and charges .......................................       (60,548)      (533,466)      (387,494)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from Policy transactions .............       519,412        567,321        455,846
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................       572,528        665,030        519,697
Net assets at the beginning of year ....................................        64,781        237,965        103,437
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................       637,309        902,995        623,134
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           Advantus       Advantus       Advantus
                                                                            Advantus        Money         Mortgage        Index
                                                                              Bond          Market       Securities        500
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $   (315,508)        27,459       (235,609)      (945,814)
  Net realized gains (losses) on investments ...........................       401,690              -        263,208     (4,089,002)
  Net change in unrealized appreciation or depreciation on investments .     2,842,718              -      1,632,816     52,663,675
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................     2,928,900         27,459      1,660,415     47,628,859
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     7,065,350     11,758,903      6,930,611     38,825,815
  Policy withdrawals and charges .......................................    (4,237,948)   (18,587,936)    (3,246,805)   (17,081,633)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............     2,827,402     (6,829,033)     3,683,806     21,744,182
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     5,756,302     (6,801,574)     5,344,221     69,373,041
Net assets at the beginning of year (note 1) ...........................    59,156,158     25,130,135     43,878,832    164,331,526
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $ 64,912,460     18,328,561     49,223,053    233,704,567
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                                         Advantus
                                                                            Advantus       Advantus        Real
                                                                          International   Index 400       Estate
                                                                             Bond          Mid-Cap      Securities
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................       (41,367)       (86,236)       (54,111)
  Net realized gains (losses) on investments ...........................       216,412       (203,119)        97,004
  Net change in unrealized appreciation or depreciation on investments .     1,319,870      5,562,260      3,879,591
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................     1,494,915      5,272,905      3,922,484
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     2,972,502      6,245,191      3,974,290
  Policy withdrawals and charges .......................................    (1,226,232)    (2,214,601)      (491,437)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............     1,746,270      4,030,590      3,482,853
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     3,241,185      9,303,495      7,405,337
Net assets at the beginning of year (note 1) ...........................     6,398,401     14,144,300      7,899,437
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................     9,639,586     23,447,795     15,304,774
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                            Templeton
                                                                           Developing      Templeton
                                                                             Markets     Global Asset    Franklin      Fidelity VIP
                                                                           Securities     Allocation     Small Cap        Mid Cap
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $     51,731         26,095        (45,310)       (37,533)
  Net realized gains (losses) on investments ...........................       (20,607)         4,541        (13,800)        19,860
  Net change in unrealized appreciation or depreciation on investments .     3,499,117        422,929      3,106,671      5,014,456
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................     3,530,241        453,565      3,047,561      4,996,783
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     1,908,746      1,558,991      4,149,341      4,284,987
  Policy withdrawals and charges .......................................      (916,948)      (131,016)      (488,246)      (932,758)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............       991,798      1,427,975      3,661,095      3,352,229
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     4,522,039      1,881,540      6,708,656      8,349,012
Net assets at the beginning of year (note 1) ...........................     6,358,050        827,190      5,737,923     11,488,617
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $ 10,880,089      2,708,730     12,446,579     19,837,629
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                                           Janus
                                                                          Fidelity VIP   Fidelity VIP   Aspen Capital
                                                                           Contrafund   Equity Income   Appreciation
                                                                          ------------  -------------   ------------
Operations:
  Investment income (loss) - net .......................................       (41,545)       149,006        (45,154)
  Net realized gains (losses) on investments ...........................      (100,171)       (37,188)      (460,647)
  Net change in unrealized appreciation or depreciation on investments .     5,795,617      4,884,022      3,844,731
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................     5,653,901      4,995,840      3,338,930
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     6,919,144      7,493,147      3,479,774
  Policy withdrawals and charges .......................................    (7,568,494)      (668,462)    (1,560,902)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............      (649,350)     6,824,685      1,918,872
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     5,004,551     11,820,525      5,257,802
Net assets at the beginning of year (note 1) ...........................    19,926,546     12,367,782     15,403,645
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................    24,931,097     24,188,307     20,661,447
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                                       Credit Suisse
                                                                           Janus Aspen      Janus         Global         AIM V.I.
                                                                          International     Aspen       Post-Venture    Aggressive
                                                                             Growth        Balanced       Capital        Growth
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $     67,481          1,943         (4,867)        (1,573)
  Net realized gains (losses) on investments ...........................      (523,116)           199        (79,068)         1,372
  Net change in unrealized appreciation or depreciation on investments .     4,804,775         10,790        465,928         87,349
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................     4,349,140         12,932        381,993         87,148
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     2,462,136        219,390        502,231      1,011,070
  Policy withdrawals and charges .......................................    (1,343,844)        (5,065)      (218,159)       (15,117)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............     1,118,292        214,325        284,072        995,953
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     5,467,432        227,257        666,065      1,083,101
Net assets at the beginning of year (note 1) ...........................    11,753,696              -        740,973              -
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $ 17,221,128        227,257      1,407,038      1,083,101
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                                         AIM V.I.
                                                                                           AIM V.I.        Dent
                                                                            AIM V.I.       Premier      Demographic
                                                                            Balanced       Equity         Trends
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................         2,799             97           (153)
  Net realized gains (losses) on investments ...........................           986            571          2,387
  Net change in unrealized appreciation or depreciation on investments .         6,426         24,038          4,148
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................        10,211         24,706          6,382
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................       169,356        262,909        181,932
  Policy withdrawals and charges .......................................       (14,559)        (8,087)       (72,750)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............       154,797        254,822        109,182
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................       165,008        279,528        115,564
Net assets at the beginning of year (note 1) ...........................             -              -              -
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................       165,008        279,528        115,564
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           American
                                                                            American        Century       American       Franklin
                                                                             Century        Income        Century      Mutual Shares
                                                                              Value       and Growth       Ultra        Securities
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $       (967)          (396)        (2,703)         1,151
  Net realized gains (losses) on investments ...........................         1,046          1,536            987            119
  Net change in unrealized appreciation or depreciation on investments .        73,632         27,250        122,738        106,430
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................        73,711         28,390        121,022        107,700
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................       608,982        314,931      2,352,785      1,196,069
  Policy withdrawals and charges .......................................       (11,497)       (17,285)        (9,201)        (2,800)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............       597,485        297,646      2,343,584      1,196,065
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................       671,196        326,036      2,464,606      1,303,765
Net assets at the beginning of year (note 1) ...........................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $    671,196        326,036      2,464,606      1,303,765
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                            Franklin
                                                                           Large Cap         MFS             MFS
                                                                            Growth        Investors        Mid Cap
                                                                           Securities    Growth Stock      Growth
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................           (26)          (610)          (375)
  Net realized gains (losses) on investments ...........................           825            288          3,666
  Net change in unrealized appreciation or depreciation on investments .        54,156         21,527         14,920
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................        54,955         21,205         18,211
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................       603,616        428,448        337,481
  Policy withdrawals and charges .......................................       (10,539)        (3,420)       (47,771)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............       593,934        425,028        289,710
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................       648,889        446,233        307,921
Net assets at the beginning of year (note 1) ...........................             -              -              -
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................       648,889        446,233        307,921
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                              MFS                        Oppenheimer
                                                                              New            MFS           Capital     Oppenheimer
                                                                           Discovery        Value       Appreciation   High Income
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $     (1,724)        (2,326)        (1,307)        (1,678)
  Net realized gains (losses) on investments ...........................         8,935          2,353          8,111          9,503
  Net change in unrealized appreciation or depreciation on investments .        65,750        171,775         80,447         57,609
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................        72,961        171,802         87,251         65,434
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     1,568,875      1,607,676      1,069,925      1,541,243
  Policy withdrawals and charges .......................................       (54,143)       (19,874)       (79,660)      (188,513)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............     1,514,732      1,587,802        990,265      1,352,730
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................     1,587,693      1,759,604      1,077,516      1,418,164
Net assets at the beginning of year (note 1) ...........................             -              -              -              -
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $  1,587,693      1,759,604      1,077,516      1,418,164
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                          Oppenheimer     Putnam VT      Putnam VT
                                                                         International    Growth and   International
                                                                            Growth          Income         Equity
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................        (1,272)          (232)        (2,258)
  Net realized gains (losses) on investments ...........................        35,508            927         21,365
  Net change in unrealized appreciation or depreciation on investments .       116,919         15,836        177,673
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................       151,155         16,531        196,780
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     1,901,858        141,028      1,685,212
  Policy withdrawals and charges .......................................      (849,708)        (8,181)      (313,218)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............     1,052,150        132,847      1,371,994
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     1,203,305        149,378      1,568,774
Net assets at the beginning of year (note 1) ...........................             -              -              -
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................     1,203,305        149,378      1,568,774
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ----------------------------------------------------------
                                                                           Putnam VT      Putnam VT                      Waddell
                                                                              New            New         Putnam VT        & Reed
                                                                         Opportunities      Value         Voyager         Growth
                                                                         -------------   ------------   ------------  --------------
Operations:
  Investment income (loss) - net .......................................  $        (50)          (824)        (2,213)      (772,787)
  Net realized gains (losses) on investments ...........................           452          5,200          7,038    (54,647,919)
  Net change in unrealized appreciation or depreciation on investments .         2,448         72,007         85,798     89,142,818
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................         2,850         76,383         90,623     33,722,112
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................        61,325        537,158      1,553,585     91,798,638
  Policy withdrawals and charges .......................................        (3,808)       (28,601)       (64,375)   (90,791,365)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............        57,517        508,557      1,489,210      1,007,273
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................        60,367        584,940      1,579,833     34,729,385
Net assets at the beginning of year (note 1) ...........................             -              -              -    140,024,322
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $     60,367        584,940      1,579,833    174,753,707
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                                          Waddell
                                                                            Waddell        Waddell        & Reed
                                                                             & Reed        & Reed        Small Cap
                                                                          Core Equity   International      Growth
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................        25,502          3,074       (342,106)
  Net realized gains (losses) on investments ...........................      (278,228)         2,420     (2,437,395)
  Net change in unrealized appreciation or depreciation on investments .     2,008,731         16,434     29,785,725
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................     1,756,005         21,928     27,006,224
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     1,407,170        256,996      6,257,981
  Policy withdrawals and charges .......................................    (1,223,827)       (44,220)    (6,192,288)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............       183,343        216,037         65,693
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................     1,939,348        237,965     27,071,917
Net assets at the beginning of year (note 1) ...........................     8,192,164              -     56,725,839
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................    10,131,512        237,965     83,797,756
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                       Statements of Changes in Net Assets
                          Year ended December 31, 2003

                                                                                          Segregated Sub-Accounts
                                                                          ---------------------------------------------------------
                                                                                           Waddell        Waddell        Waddell
                                                                            Waddell         & Reed         & Reed         & Reed
                                                                             & Reed     International     Micro-Cap      Small Cap
                                                                            Balanced          II            Growth         Value
                                                                          ------------   ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................  $    270,942      1,402,893        (66,619)      (102,302)
  Net realized gains (losses) on investments ...........................    (2,693,962)    (1,023,226)      (569,086)      (122,898)
  Net change in unrealized appreciation or depreciation on investments .    27,378,029     39,507,264      6,472,780      9,055,985
                                                                          ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ...................    24,955,009     39,886,931      5,837,075      8,830,785
                                                                          ------------   ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     6,589,108      7,390,769      3,202,932      5,218,710
  Policy withdrawals and charges .......................................   (12,253,582)    (7,355,298)    (1,525,612)    (1,189,477)
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............    (5,664,474)        35,471      1,677,320      4,029,233
                                                                          ------------   ------------   ------------   ------------
Increase (decrease) in net assets ......................................    19,290,535     39,922,402      7,514,395     12,860,018
Net assets at the beginning of year (note 1) ...........................   124,438,389     85,738,006     10,156,947     16,144,437
                                                                          ------------   ------------   ------------   ------------
Net assets at the end of year ..........................................  $143,728,924    125,660,408     17,671,342     29,004,455
                                                                          ============   ============   ============   ============


                                                                                   Segregated Sub-Accounts
                                                                          ------------------------------------------
                                                                                           Waddell         Waddell
                                                                            Waddell         & Reed         & Reed
                                                                            & Reed         Science &        Asset
                                                                             Value        Technology      Strategy
                                                                          ------------   ------------   ------------
Operations:
  Investment income (loss) - net .......................................        49,184            (86)           666
  Net realized gains (losses) on investments ...........................      (549,381)         2,844              -
  Net change in unrealized appreciation or depreciation on investments .    13,984,996          2,947          1,105
                                                                          ------------   ------------   ------------
Net increase in net assets resulting from operations ...................    13,484,799          5,705          2,057
                                                                          ------------   ------------   ------------
Policy transactions (notes 3,4 and 5):
  Policy purchase payments .............................................     4,760,183        221,914         79,236
  Policy withdrawals and charges .......................................    (3,789,028)      (124,182)       (16,512)
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets from policy transactions .............       971,154         97,732         62,724
                                                                          ------------   ------------   ------------
Increase (decrease) in net assets ......................................    14,455,953        103,437         64,781
Net assets at the beginning of year (note 1) ...........................    50,229,078              -              -
                                                                          ------------   ------------   ------------
Net assets at the end of year ..........................................    64,685,031        103,437         64,781
                                                                          ============   ============   ============

See accompanying notes to financial statements

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(1)     Organization

The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently four types of variable life policies each consisting of forty-nine segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include four types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon and Variable Adjustable Life Summit offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable Life policy owners allocate their purchase payments to one or more of the forty-nine segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, and Waddell & Reed Target Funds, Inc., (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Growth were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Growth, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographics Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International,

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(1)     Organization - Continued

and Waddell & Reed Science and Technology segregated sub-accounts are invested in shares of the Bond, Money Market, Index 500, Mortgage Securities, International Bond, Index 400 Mid-Cap, and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and American Century Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity-Income, and VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Aspen Balanced, Janus Aspen Capital Appreciation, and Janus Aspen International Growth Portfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, and Waddell & Reed Science and Technology Portfolios of the Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)     Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investments in Underlying Funds

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis.

Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(2)     Summary of Significant Accounting Policies - continued

impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

(3)     Expenses and Related Party Transactions

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A basic sales load of up to 7 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 44 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2004 and 2003 amounted to $31,016,224 and $29,006,038, respectively.

An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2004 and 2003 amounted to $6,944,713 and $6,088,393, respectively.

A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2004 and 2003 amounted to $6,268,331 and $6,496,072, respectively.

A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2004 and 2003 amounted to $2,978,788 and $3,116,949, respectively.

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(3)     Expenses and Related Party Transactions - Continued

A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2004 and 2003 amounted to $468,983 and $433,822, respectively.

In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 6 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

The following charges are associated with Variable Adjustable Life Summit. An additional face amount charge not to exceed 5.75 percent is charged for base and non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $5 plus $0.0125 per thousand of the face amount. The monthly policy charge cannot exceed $12 plus $0.0125 per thousand of the face amount.

See the table on the following page for these charges.

The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Each Portfolio pays an annual fee equal to 0.02 % of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(3)     Expenses and Related Party Transactions - Continued

The total of cash value charges for the years ended December 31, 2004 and 2003 for each segregated sub-account are as follows:

                                                     2004             2003
                                                --------------   -------------
Advantus Bond................................   $    4,459,500   $   4,821,497
Advantus Money Market........................        1,741,741       2,524,951
Advantus Index 500...........................       14,408,176      14,637,158
Advantus Mortgage Securities.................        3,841,798       3,992,836
Advantus International Bond..................          831,533         872,975
Advantus Index 400 Mid-Cap...................        1,687,991       1,384,516
Advantus Real Estate Securities..............        1,383,273         863,449
AIM V.I. Aggressive Growth...................          132,976          26,769
AIM V.I. Balanced............................           49,902          12,227
AIM V.I. Dent Demographics Trends............           15,370           3,066
AIM V.I. Premier Equity......................           29,020           9,283
American Century Income & Growth.............           61,619           9,473
American Century Ultra.......................          625,472          49,879
American Century Value.......................          124,026          14,644
Credit Suisse Global Post-Venture Capital....          130,421         118,633
Fidelity VIP Contrafund......................        2,215,821       1,933,098
Fidelity VIP Equity-Income...................        2,591,839       1,733,764
Fidelity VIP Mid-Cap.........................        1,736,560       1,377,611
Franklin Large Cap Growth Securities.........           81,741          14,777
Franklin Mutual Shares Securities............          207,462          29,431
Franklin Small Cap...........................        1,207,380       1,051,128
Templeton Developing Markets Securities......          829,514         695,492
Templeton Global Asset Allocation............          358,322         150,164
Janus Aspen Balanced.........................           37,420          10,704
Janus Aspen Capital Appreciation.............        1,755,784       1,912,206
Janus International Growth...................        1,559,663       1,573,926
MFS Investors Growth Stock...................           53,360          11,695
MFS Mid Cap Growth...........................           57,212           8,729
MFS New Discovery............................          327,539          32,069
MFS Value....................................          253,875          54,807
Oppenheimer Capital Appreciation.............          166,784          22,241
Oppenheimer High Income......................          179,718          24,260
Oppenheimer International Growth.............          144,529          18,377
Putnam VT Growth and Income..................           28,355           7,780
Putnam VT International Growth...............          288,618          42,808
Putnam VT New Opportunities..................           11,344           2,637
Putnam VT New Value..........................           52,412           9,261
Putnam VT Voyager............................          291,709          93,761
Waddell & Reed Balanced......................        8,302,095       9,618,193
Waddell & Reed Growth........................       10,818,869      12,284,376
Waddell & Reed International II..............        7,483,504       7,156,561
Waddell & Reed Small Cap Growth..............        5,207,285       5,590,778
Waddell & Reed Value.........................        4,296,206       4,648,694
Waddell & Reed Micro-Cap Growth..............        1,274,590       1,298,035
Waddell & Reed Small Cap Value...............        2,039,270       1,724,213
Waddell & Reed Core Equity...................          659,997         794,503
Waddell & Reed Asset Strategy................           27,117           1,520
Waddell & Reed International.................           42,363           3,192
Waddell & Reed Science & Technology..........           28,948           1,415

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(4)  Investment Transactions

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2004:

Advantus Bond                                            $    7,675,625
Advantus Money Market                                         9,582,477
Advantus Index 500                                           18,662,249
Advantus Mortgage Securities                                  6,143,359
Advantus International Bond                                   2,226,895
Advantus Index 400 Mid-Cap                                    5,948,853
Advantus Real Estate Securities                               8,403,135
AIM V.I. Aggressive Growth                                      874,580
AIM V.I. Balanced                                               291,927
AIM V.I. Dent Demographic Trends                                182,600
AIM V.I. Premier Equity                                         235,863
American Century Income and Growth                              718,322
American Century Ultra                                        6,537,721
American Century Value                                        2,571,330
Credit Suisse Global Post-Venture Capital                       694,205
Fidelity VIP Contrafund                                       8,355,988
Fidelity VIP Equity-Income                                   11,692,444
Fidelity VIP Mid-Cap                                          6,791,337
Franklin Large Cap Growth Securities                          1,188,808
Franklin Mutual Shares Securities                             3,244,792
Franklin Small Cap                                            4,017,692
Templeton Developing Markets Securities                       2,842,212
Templeton Global Asset Allocation                             3,033,822
Janus Aspen Balanced                                            180,561
Janus Aspen Capital Appreciation                              2,676,935
Janus International Growth                                    2,699,781
MFS Investors Growth Stock                                      380,682
MFS Mid Cap Growth                                            1,237,545
MFS New Discovery                                             3,082,199
MFS Value                                                     2,701,034
Oppenheimer Capital Appreciation                              2,197,617
Oppenheimer High Income                                       2,482,986
Oppenheimer International Growth                              1,852,983
Putnam VT Growth and Income                                     201,368
Putnam VT International Growth                                2,012,568
Putnam VT New Opportunities                                     120,540
Putnam VT New Value                                           1,266,883
Putnam VT Voyager                                             1,715,667
Waddell & Reed Balanced                                       7,385,880
Waddell & Reed Growth                                         7,480,619
Waddell & Reed International II                               8,774,736
Waddell & Reed Small Cap Growth                               4,625,492
Waddell & Reed Value                                          4,390,096
Waddell & Reed Micro-Cap Growth                               2,412,015
Waddell & Reed Small Cap Value                                7,802,299
Waddell & Reed Core Equity                                    1,386,799
Waddell & Reed Asset Strategy                                   591,425
Waddell & Reed International                                  1,104,353
Waddell & Reed Science & Technology                             841,966

                         Minnesota Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(5) Unit Activity from Contract Transactions

Transactions in units for each segregated sub-account for the years ended December 31, 2004 and 2003 were as follows:

                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                                             Advantus      Advantus      Advantus      Advantus
                                                               Advantus       Money         Index        Mortgage   International
                                                                 Bond         Market         500        Securities       Bond
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   20,565,466    12,693,008    45,940,654    13,407,079     5,388,668
    Contract purchase  payments ............................    2,453,240     5,969,505    10,158,348     2,117,830     2,374,100
    Contract terminations, withdrawal  payments and charges    (1,492,109)   (9,415,376)   (4,819,470)   (1,013,485)     (977,927)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   21,526,597     9,247,137    51,279,532    14,511,424     6,784,841
    Contract purchase  payments ............................    2,561,725     4,793,719     4,194,370     1,819,792     1,579,404
    Contract terminations, withdrawal  payments and charges    (1,306,919)   (5,619,715)   (2,212,057)     (925,220)     (659,538)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................   22,781,403     8,421,141    53,261,845    15,405,996     7,704,707
                                                             ============  ============  ============  ============  ============


                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                                                                                       AIM V.I.
                                                               Advantus      Advantus      AIM V.I.                      Dent
                                                               Index 400    Real Estate   Aggressive     AIM V.I.    Demographic
                                                                Mid-Cap     Securities      Growth       Balanced       Trends
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   12,100,332     6,543,375             -             -             -
    Contract purchase  payments ............................    4,724,911     2,792,845       883,482       159,169       154,120
    Contract terminations, withdrawal  payments and charges    (1,846,370)     (377,358)      (14,580)      (13,283)      (62,348)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   14,978,873     8,958,862       868,902       145,886        91,772
    Contract purchase  payments ............................    3,722,356     4,448,831       698,175       250,444       143,699
    Contract terminations, withdrawal  payments and charges    (1,387,081)     (603,473)     (133,980)     (105,135)      (65,944)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at
    December 31, 2004 ......................................   17,314,148    12,804,220     1,433,097       291,195       169,527
                                                             ============  ============  ============  ============  ============

                         Minnesota Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(5) Unit Activity from Contract Transactions - continued

                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                                             American                               Credit Suisse
                                                               AIM V.I.      Century       American      American       Global
                                                               Premier        Income       Century       Century     Post-Venture
                                                                Equity      and Growth      Ultra         Value        Capital
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................            -             -             -             -     2,099,443
    Contract purchase payments .............................      243,363       277,590     2,088,173       547,546     1,168,654
    Contract terminations, withdrawal  payments and charges        (7,565)      (15,436)      (10,616)      (11,176)     (554,704)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................      235,798       262,154     2,077,557       536,370     2,713,393
    Contract purchase payments .............................      199,898       556,020     5,403,193     1,941,455     1,299,719
    Contract terminations, withdrawal payments and charges .      (19,168)     (150,181)     (128,801)     (203,066)     (912,381)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................      416,528       667,993     7,351,949     2,274,759     3,100,731
                                                             ============  ============  ============  ============  ============


                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                                                                         Franklin
                                                                                                        Large Cap      Franklin
                                                             Fidelity VIP  Fidelity VIP  Fidelity VIP     Growth     Mutual Shares
                                                              Contrafund   Equity-Income    Mid-Cap     Securities    Securities
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   26,787,135    14,130,074    10,480,433             -             -
    Contract purchase payments .............................    8,727,725     7,986,592     3,506,521       545,270     1,081,793
    Contract terminations, withdrawal payments and charges .   (9,240,888)     (757,427)     (831,765)       (9,397)       (1,480)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   26,273,972    21,359,239    13,155,189       535,873     1,080,313
    Contract purchase payments .............................    8,506,667     9,782,777     4,223,154       962,366     2,590,307
    Contract terminations, withdrawal payments and charges .     (738,190)   (1,197,574)     (533,876)     (235,807)      (95,198)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................   34,042,449    29,944,442    16,844,467     1,262,432     3,575,422
                                                             ============  ============  ============  ============  ============

                         Minnesota Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(5) Unit Activity from Contract Transactions - continued

                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                                           Templeton
                                                                           Developing     Templeton       Janus          Janus
                                                               Franklin      Markets     Global Asset     Aspen      Aspen Capital
                                                               Small Cap   Securities     Allocation     Balanced    Appreciation
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   11,455,017     7,896,110       965,472             -    28,666,591
    Contract purchase payments .............................    7,612,837     1,993,809     1,584,196       211,648     6,271,223
    Contract terminations, withdrawal payments and charges .     (872,542)   (1,013,873)     (141,748)       (5,050)   (2,797,245)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   18,195,312     8,876,046     2,407,920       206,598    32,140,569
    Contract purchase payments .............................    5,773,416     2,025,417     2,518,888       156,361     4,092,453
    Contract terminations, withdrawal payments and charges .   (1,393,344)   (1,294,926)     (291,921)      (54,312)   (3,761,220)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................   22,575,384     9,606,537     4,634,887       308,647    32,471,802
                                                             ============  ============  ============  ============  ============


                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                                 Janus         MFS            MFS          MFS
                                                             International  Investors       Mid Cap        New           MFS
                                                                Growth     Growth Stock     Growth      Discovery       Value
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   25,080,452             -             -             -             -
    Contract purchase payments .............................    5,074,818       390,012       280,530     1,282,031     1,448,427
    Contract terminations, withdrawal payments and charges .   (2,703,944)       (3,629)      (40,367)      (43,962)      (19,382)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   27,451,326       386,383       240,163     1,238,069     1,429,045
    Contract purchase payments .............................    3,997,885       326,161       915,139     2,422,407     2,090,315
    Contract terminations, withdrawal payments and charges .   (2,869,087)     (188,000)     (542,049)     (454,244)     (117,433)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................   28,580,124       524,544       613,253     3,206,232     3,401,927
                                                             ============  ============  ============  ============  ============

                         Minnesota Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(5) Unit Activity from Contract Transactions - continued

                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                              Oppenheimer                 Oppenheimer   Putnam VT      Putnam VT
                                                                Capital     Oppenheimer  International  Growth and   International
                                                             Appreciation   High Income     Growth        Income        Growth
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................            -             -             -             -             -
    Contract purchase payments .............................      940,144     1,453,385     1,537,925       127,880     1,508,680
    Contract terminations, withdrawal payments and charges .      (70,848)     (180,436)     (726,559)       (7,325)     (279,545)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................      869,296     1,272,949       811,366       120,555     1,229,135
    Contract purchase payments .............................    1,765,828     2,066,482     1,217,869       155,695     1,527,854
    Contract terminations, withdrawal payments and charges .     (178,155)     (547,590)     (235,924)      (35,867)     (319,696)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................    2,456,969     2,791,841     1,793,311       240,383     2,437,293
                                                             ============  ============  ============  ============  ============


                                                                                    Segregated Sub-Accounts
                                                             --------------------------------------------------------------------
                                                               Putnam VT    Putnam VT                    Waddell       Waddell
                                                                  New          New        Putnam VT      & Reed        & Reed
                                                             Opportunities    Value        Voyager       Balanced       Growth
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................            -             -             -    43,396,953    53,681,235
    Contract purchase payments .............................       51,999       474,003     1,394,309     2,242,574     4,467,026
    Contract terminations, withdrawal payments and charges .       (3,307)      (23,495)      (57,851)   (4,026,414)   (1,782,723)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................       48,692       450,508     1,336,458    41,613,113    56,365,538
    Contract purchase payments .............................       95,071       921,743     1,460,940     1,600,959     2,417,027
    Contract terminations, withdrawal payments and charges .      (98,956)     (186,930)     (180,570)   (3,576,421)   (4,259,235)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................       44,807     1,185,321     2,616,828    39,637,651    54,523,330
                                                             ============  ============  ============  ============  ============

                         Minnesota Variable Life Account
                          Notes to Financial Statements
                           December 31, 2004 and 2003

(5) Unit Activity from Contract Transactions - continued

                                                                                    Segregated Sub-Accounts
                                                            ---------------------------------------------------------------------
                                                               Waddell        Waddell                    Waddell        Waddell
                                                               & Reed         & Reed       Waddell        & Reed        & Reed
                                                            International    Small Cap      & Reed       Micro-Cap     Small Cap
                                                                II            Growth         Value        Growth         Value
                                                            -------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   46,305,966    42,200,879    31,449,334    10,236,599    16,594,749
    Contract purchase payments .............................    3,622,384     4,026,258     2,844,698     2,615,949     4,685,722
    Contract terminations, withdrawal payments and charges .   (3,481,359)   (3,887,964)   (2,258,205)   (1,259,328)   (1,236,112)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   46,446,991    42,339,173    32,035,827    11,593,220    20,044,359
    Contract purchase payments .............................    2,259,821     2,352,823     1,820,889     1,616,767     4,081,350
    Contract terminations, withdrawal payments and charges .   (2,838,308)   (3,889,570)   (2,644,092)   (2,257,222)   (1,450,497)
                                                             ------------  ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................   45,868,504    40,802,426    31,212,624    10,952,765    22,675,212
                                                             ============  ============  ============  ============  ============


                                                                             Segregated Sub-Accounts
                                                             ------------------------------------------------------
                                                                             Waddell                     Waddell
                                                               Waddell       & Reed        Waddell       & Reed
                                                               & Reed         Asset         & Reed      Science &
                                                             Core Equity     Strategy    International  Technology
                                                             ------------  ------------  ------------  ------------
Units outstanding at December 31, 2002 .....................   11,911,619             -             -             -
    Contract purchase payments .............................    1,978,693        77,351       249,556       213,225
    Contract terminations, withdrawal payments and charges .   (1,688,066)      (16,213)      (38,949)     (119,362)
                                                             ------------  ------------  ------------  ------------
Units outstanding at December 31, 2003 .....................   12,202,246        61,138       210,607        93,863
    Contract purchase payments .............................    1,589,475       530,164       962,695       737,998
    Contract terminations, withdrawal payments and charges .   (2,078,404)      (57,767)     (468,740)     (343,010)
                                                             ------------  ------------  ------------  ------------
Units outstanding at December 31, 2004 .....................   11,713,317       533,535       704,562       488,851
                                                             ============  ============  ============  ============

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements

(6) Financial Highlights
A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the periods ended December 31, 2004, 2003, 2002, and 2001 is as follows:

                                                         At December 31                        For the years ended December 31
                                            -----------------------------------------      -----------------------------------------
                                               Units           Unit                         Investment     Expense           Total
                                            Outstanding     Fair Value    Net Assets       Income Ratio*   Ratio**         Return***
                                            -----------------------------------------      -----------------------------------------
Advantus Bond
  2004                                       22,781,403           3.15     71,755,838            0.00%        0.50%            4.45%
  2003                                       21,526,597           3.02     64,912,460            0.00%        0.50%            4.83%
  2002                                       20,565,466           2.88     59,156,158            0.00%        0.50%            9.95%
  2001                                       18,422,198           2.62     48,199,915           11.15%        0.50%            7.36%
Advantus Money Market
  2004                                        8,421,141           1.99     16,732,581            0.75%        0.50%            0.25%
  2003                                        9,247,137           1.98     18,328,561            0.62%        0.50%            0.11%
  2002                                       12,693,008           1.98     25,130,135            1.26%        0.50%            0.78%
  2001                                        9,674,106           1.96     19,005,982            3.72%        0.50%            3.27%
Advantus Index 500
  2004                                       53,261,845           5.01    266,633,584            0.00%        0.50%            9.84%
  2003                                       51,279,532           4.56    233,704,567            0.00%        0.50%           27.41%
  2002                                       45,940,654           3.58    164,331,526            0.00%        0.50%          -22.75%
  2001                                       42,856,025           4.63    198,433,249            1.01%        0.50%          -12.69%
Advantus Mortgage Securities
  2004                                       15,405,996           3.54     54,497,600            0.00%        0.50%            4.29%
  2003                                       14,511,424           3.39     49,223,053            0.00%        0.50%            3.64%
  2002                                       13,407,079           3.27     43,878,832            0.06%        0.50%            9.11%
  2001                                       10,233,221           3.00     30,708,062           12.24%        0.50%            8.43%
Advantus International Bond
  2004                                        7,704,707           1.58     12,137,030            0.00%        0.50%           10.88%
  2003                                        6,784,841           1.42      9,639,586            0.00%        0.50%           19.65%
  2002                                        5,388,668           1.19      6,398,401            0.25%        0.50%           17.35%
  2001                                        3,763,791           1.01      3,812,011            1.28%        0.50%           -2.00%
Advantus Index 400 Mid-Cap
  2004                                       17,314,148           1.80     31,210,253            0.00%        0.50%           15.15%
  2003                                       14,978,873           1.57     23,447,795            0.00%        0.50%           33.92%
  2002                                       12,100,332           1.17     14,144,300            0.00%        0.50%          -15.46%
  2001                                        9,183,344           1.38     12,697,653            1.07%        0.50%           -1.56%
Advantus Real Estate Securities
  2004                                       12,804,220           2.30     29,496,448            0.00%        0.50%           34.85%
  2003                                        8,958,862           1.71     15,304,774            0.00%        0.50%           41.50%
  2002                                        6,543,375           1.21      7,899,437            0.02%        0.50%            6.43%
  2001                                        2,873,626           1.13      3,259,285            4.28%        0.50%            9.49%
AIM V.I. Aggressive Growth
  2004                                        1,433,097           1.38      1,981,322            0.00%        0.50%           10.91%
  2003 (a)                                      868,902           1.25      1,083,101            0.00%        0.50%           24.65%
AIM V.I. Balanced
  2004                                          291,195           1.21        351,456            1.74%        0.50%            6.71%
  2003 (a)                                      145,886           1.13        165,008            3.84%        0.50%           13.10%
AIM V.I. Dent Demographic Trends
  2004                                          169,527           1.35        229,191            0.00%        0.50%            7.36%
  2003 (a)                                       91,772           1.26        115,564            0.00%        0.50%           25.92%
AIM V.I. Premier Equity
  2004                                          416,528           1.24        518,293            0.45%        0.50%            4.97%
  2003 (a)                                      235,798           1.19        279,528            0.38%        0.50%           18.54%

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements

(6) Financial Highlights - continued

                                                          At December 31                       For the years ended December 31
                                            -----------------------------------------      -----------------------------------------
                                               Units           Unit                        Investment      Expense          Total
                                            Outstanding     Fair Value    Net Assets       Income Ratio*   Ratio**         Return***
                                            -----------------------------------------      -----------------------------------------
American Century Income and Growth
  2004                                          667,993           1.39        930,562            0.81%        0.50%           12.01%
  2003 (a)                                      262,154           1.24        326,036            0.00%        0.50%           24.36%
American Century Ultra
  2004                                        7,351,949           1.31      9,597,027            0.00%        0.50%           10.04%
  2003 (a)                                    2,077,557           1.19      2,464,606            0.00%        0.50%           18.63%
American Century Value
  2004                                        2,274,759           1.42      3,233,734            0.52%        0.50%           13.60%
  2003 (a)                                      536,370           1.25        671,196            0.00%        0.50%           25.13%
Credit Suisse Global Post-Venture Capital
  2004                                        3,100,731           0.61      1,887,687            0.00%        0.50%           17.40%
  2003                                        2,713,393           0.52      1,407,038            0.00%        0.50%           46.92%
  2002                                        2,099,443           0.35        740,973            0.00%        0.50%          -34.49%
  2001                                        1,646,164           0.54        886,810            0.00%        0.50%          -28.99%
Fidelity VIP Contrafund
  2004                                       34,042,449           1.09     37,013,973            0.19%        0.50%           14.59%
  2003                                       26,273,972           0.95     24,931,097            0.31%        0.50%           27.56%
  2002                                       26,787,135           0.74     19,926,546            0.55%        0.50%          -10.06%
  2001                                       14,805,889           0.83     12,245,077            0.57%        0.50%          -12.91%
Fidelity VIP Equity-Income
  2004                                       29,944,442           1.25     37,531,850            1.22%        0.50%           10.68%
  2003                                       21,359,239           1.13     24,188,307            1.36%        0.50%           29.38%
  2002                                       14,130,074           0.88     12,367,782            3.29%        0.50%          -17.57%
  2001                                        8,892,303           1.06      9,441,794            0.89%        0.50%           -5.70%
Fidelity VIP Mid-Cap
  2004                                       16,844,467           1.87     31,506,078            0.00%        0.50%           24.03%
  2003                                       13,155,189           1.51     19,837,629            0.24%        0.50%           37.56%
  2002                                       10,480,433           1.10     11,488,617            0.00%        0.50%          -10.47%
  2001                                        7,981,235           1.22      9,772,447            0.00%        0.50%           -4.00%
Franklin Large Cap Growth Securities
  2004                                        1,262,432           1.30      1,641,699            0.45%        0.50%            7.40%
  2003 (a)                                      535,873           1.21        648,889            0.30%        0.50%           21.08%
Franklin Mutual Shares Securities
  2004                                        3,575,422           1.35      4,835,693            0.70%        0.50%           12.07%
  2003 (a)                                    1,080,313           1.21      1,303,765            0.52%        0.50%           20.68%
Franklin Small Cap
  2004                                       22,575,384           0.76     17,128,990            0.00%        0.50%           10.92%
  2003                                       18,195,312           0.68     12,446,579            0.00%        0.50%           36.56%
  2002                                       11,455,017           0.50      5,737,923            0.24%        0.50%          -29.04%
  2001                                        5,985,912           0.71      4,225,431            0.37%        0.50%          -15.67%
Templeton Developing Markets Securities
  2004                                        9,606,537           1.52     14,612,168            1.81%        0.50%           24.09%
  2003                                        8,876,046           1.23     10,880,089            1.16%        0.50%           52.23%
  2002                                        7,896,110           0.81      6,358,050            1.43%        0.50%           -0.64%
  2001                                        6,558,923           0.81      5,315,587            0.84%        0.50%           -8.54%
Templeton Global Asset Allocation
  2004                                        4,634,887           1.30      6,003,376            2.78%        0.50%           15.14%
  2003                                        2,407,920           1.12      2,708,730            2.34%        0.50%           31.30%
  2002                                          965,472           0.86        827,190            1.79%        0.50%           -4.87%
  2001                                          455,500           0.90        410,214            1.39%        0.50%          -10.40%
Janus Aspen Balanced
  2004                                          308,647           1.19        365,833            2.50%        0.50%            7.75%
  2003 (a)                                      206,598           1.10        227,257            2.03%        0.50%           10.00%

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements

(6) Financial Highlights - continued

                                                         At December 31                         For the years ended December 31
                                            -----------------------------------------      -----------------------------------------
                                               Units           Unit                         Investment     Expense           Total
                                            Outstanding     Fair Value    Net Assets       Income Ratio*   Ratio**         Return***
                                            -----------------------------------------      -----------------------------------------
Janus Aspen Capital Appreciation
  2004                                       32,471,802           0.75     24,502,223            0.03%        0.50%           17.38%
  2003                                       32,140,569           0.64     20,661,447            0.25%        0.50%           19.63%
  2002                                       28,666,591           0.54     15,403,645            0.32%        0.50%          -16.35%
  2001                                       22,458,144           0.64     14,425,719            0.87%        0.50%          -22.22%
Janus International Growth
  2004                                       28,580,124           0.74     21,173,506            0.87%        0.50%           18.09%
  2003                                       27,451,326           0.63     17,221,128            0.99%        0.50%           33.87%
  2002                                       25,080,452           0.47     11,753,696            0.69%        0.50%          -26.13%
  2001                                       21,590,583           0.63     13,697,066            0.75%        0.50%          -23.81%
MFS Investors Growth Stock
  2004                                          524,544           1.25        656,928            0.00%        0.50%            8.44%
  2003 (a)                                      386,383           1.15        446,233            0.00%        0.50%           15.49%
MFS Mid Cap Growth
  2004                                          613,253           1.46        894,843            0.00%        0.50%           13.81%
  2003 (a)                                      240,163           1.28        307,921            0.00%        0.50%           28.21%
MFS New Discovery
  2004                                        3,206,232           1.36      4,345,170            0.00%        0.50%            5.68%
  2003 (a)                                    1,238,069           1.28      1,587,693            0.00%        0.50%           28.24%
MFS Value
  2004                                        3,401,927           1.41      4,785,808            1.67%        0.50%           14.25%
  2003 (a)                                    1,429,045           1.23      1,759,604            0.00%        0.50%           23.13%
Oppenheimer Capital Appreciation
  2004                                        2,456,969           1.31      3,230,727            0.18%        0.50%            6.08%
  2003 (a)                                      869,296           1.24      1,077,516            0.00%        0.50%           23.95%
Oppenheimer High Income
  2004                                        2,791,841           1.21      3,365,008            5.27%        0.50%            8.19%
  2003 (a)                                    1,272,949           1.11      1,418,164            0.00%        0.50%           11.40%
Oppenheimer International Growth
  2004                                        1,793,311           1.73      3,100,055            1.03%        0.50%           16.56%
  2003 (a)                                      811,366           1.48      1,203,305            0.00%        0.50%           48.30%
Putnam VT Growth and Income
  2004                                          240,383           1.37        329,299            1.56%        0.50%           10.56%
  2003 (a)                                      120,555           1.24        149,378            0.00%        0.50%           23.90%
Putnam VT International Growth
  2004                                        2,437,293           1.48      3,596,507            1.22%        0.50%           15.62%
  2003 (a)                                    1,229,135           1.28      1,568,774            0.00%        0.50%           27.63%
Putnam VT New Opportunities
  2004                                           44,807           1.36         60,976            0.00%        0.50%            9.76%
  2003 (a)                                       48,692           1.24         60,367            0.00%        0.50%           23.98%
Putnam VT New Value
  2004                                        1,185,321           1.49      1,767,585            0.64%        0.50%           14.85%
  2003 (a)                                      450,508           1.30        584,940            0.00%        0.50%           29.83%

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements

(6) Financial Highlights - continued

                                                          At December 31                        For the years ended December 31
                                            -----------------------------------------      -----------------------------------------
                                               Units           Unit                         Investment     Expense          Total
                                            Outstanding     Fair Value    Net Assets       Income Ratio*   Ratio**         Return***
                                            -----------------------------------------      -----------------------------------------
Putnam VT Voyager
  2004                                        2,616,828           1.24      3,232,814            0.21%        0.50%            4.51%
  2003 (a)                                    1,336,458           1.18      1,579,833            0.00%        0.50%           18.21%
Waddell & Reed Balanced (b)
  2004                                       39,637,651           3.74    148,394,189            1.47%        0.50%            8.39%
  2003                                       41,613,113           3.45    143,728,924            0.70%        0.50%           20.45%
  2002                                       43,396,953           2.87    124,438,389            0.00%        0.50%           -9.44%
  2001                                       44,034,423           3.17    139,433,091            2.12%        0.50%          -14.79%
Waddell & Reed Growth
  2004                                       54,523,330           3.19    173,761,982            0.28%        0.50%            2.79%
  2003                                       56,365,538           3.10    174,753,707            0.00%        0.50%           24.83%
  2002                                       53,681,235           2.48     70,296,942            0.00%        0.50%          -25.81%
  2001                                       27,973,687           3.35     93,654,792            0.00%        0.50%          -25.18%
Waddell & Reed International II
  2004                                       45,868,504           3.30    151,477,262            1.08%        0.50%           22.07%
  2003                                       46,446,991           2.71    125,660,408            1.90%        0.50%           46.12%
  2002                                       46,305,966           1.85     85,738,006            0.00%        0.50%          -18.23%
  2001                                       45,809,624           2.26    103,736,638            4.23%        0.50%          -11.65%
Waddell & Reed Small Cap Growth
  2004                                       40,802,426           2.25     91,838,802            0.00%        0.50%           13.72%
  2003                                       42,339,173           1.98     83,797,756            0.00%        0.50%           47.24%
  2002                                       42,200,879           1.34     56,725,839            0.00%        0.50%          -32.14%
  2001                                       40,649,586           1.98     80,522,027            0.00%        0.50%          -15.12%
Waddell & Reed Value
  2004                                       31,212,624           2.30     71,928,148            1.06%        0.50%           14.13%
  2003                                       32,035,827           2.02     64,685,031            0.59%        0.50%           26.42%
  2002                                       31,449,334           1.60     50,229,078            0.00%        0.50%          -15.74%
  2001                                       29,568,022           1.90     56,049,664            1.17%        0.50%          -10.90%
Waddell & Reed Micro-Cap Growth
  2004                                       10,952,765           1.67     18,281,451            0.00%        0.50%            9.50%
  2003                                       11,593,220           1.52     17,671,342            0.00%        0.50%           53.64%
  2002                                       10,236,599           0.99     10,156,947            0.00%        0.50%          -43.93%
  2001                                        8,554,102           1.77     15,138,052            0.00%        0.50%          -11.77%
Waddell & Reed Small Cap Value
  2004                                       22,675,212           1.66     37,551,645            0.00%        0.50%           14.45%
  2003                                       20,044,359           1.45     29,004,455            0.00%        0.50%           48.73%
  2002                                       16,594,748           0.97     16,144,437            0.00%        0.50%          -20.38%
  2001                                       11,588,912           1.22     14,159,859            0.00%        0.50%          -15.01%
Waddell & Reed Core Equity
  2004                                       11,713,317           0.91     10,603,056            0.65%        0.50%            9.02%
  2003                                       12,202,246           0.83     10,131,512            0.78%        0.50%           20.73%
  2002                                       11,911,619           0.69      8,192,164            0.00%        0.50%          -28.50%
  2001                                        9,107,021           0.96      8,759,999            0.32%        0.50%           -8.20%
Waddell & Reed Asset Strategy
  2004                                          533,535           1.19        637,309            2.73%        0.50%           12.73%
  2003 (a)                                       61,138           1.06         64,781            2.28%        0.50%            5.96%
Waddell & Reed International
  2004                                          704,562           1.28        902,995            1.07%        0.50%           13.43%
  2003 (a)                                      210,607           1.13        237,965            2.37%        0.50%           12.99%
Waddell & Reed Science & Technology
  2004                                          488,851           1.27        623,134            0.00%        0.50%           15.67%
  2003 (a)                                       93,863           1.10        103,437            0.00%        0.50%           10.20%

                      Minnesota Life Variable Life Account
                          Notes to Financial Statements

(6) Financial Highlights - continued

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**This ratio represents the annualized contract expenses of the separate account, consisting of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a) Period from September 22, 2003, commencement of operations, to December 31, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2004 and 2003, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long- Duration Contracts and for Separate Accounts.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
March 10, 2005

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2004 and 2003
                                 (In thousands)

                                                                                         2004          2003
                                                                                     -----------   -----------
Assets
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $5,213,338 and $4,647,433)   $ 5,472,948   $ 4,941,278
   Equity securities, at fair value (cost $606,225 and $580,495)                         747,277       676,398
   Mortgage loans, net                                                                   810,508       773,479
   Real estate, net                                                                        1,771         1,830
   Finance receivables, net                                                              140,425       127,716
   Policy loans                                                                          270,186       263,508
   Private equity investments (cost $228,338 and $236,197)                               226,631       222,200
   Fixed maturity securities on loan, at fair value
      (amortized cost $1,128,126 and $1,304,233)                                       1,152,143     1,361,128
   Equity securities on loan, at fair value (cost $63,396 and $52,100)                    84,121        68,771
   Other invested assets                                                                  23,306       169,720
                                                                                     -----------   -----------
      Total investments                                                                8,929,316     8,606,028

   Cash and cash equivalents                                                             196,508       222,529
   Securities held as collateral                                                       1,276,761     1,466,354
   Deferred policy acquisition costs                                                     721,055       636,475
   Accrued investment income                                                              85,553        83,461
   Premiums and fees receivable                                                          137,578       137,954
   Property and equipment, net                                                            80,033        82,856
   Reinsurance recoverables                                                              727,129       677,102
   Goodwill and intangible assets, net                                                    23,089            --
   Other assets                                                                           36,653        31,870
   Separate account assets                                                             9,563,176     8,854,022
                                                                                     -----------   -----------
         Total assets                                                                $21,776,851   $20,798,651
                                                                                     ===========   ===========

Liabilities and Stockholder's Equity

Liabilities:

   Policy and contract account balances                                              $ 4,853,594   $ 4,688,655
   Future policy and contract benefits                                                 2,090,802     2,052,276
   Pending policy and contract claims                                                    169,699       160,687
   Other policyholder funds                                                              578,621       557,525
   Policyholder dividends payable                                                         48,301        52,995
   Unearned premiums and fees                                                            212,057       199,767
   Federal income tax liability:
      Current                                                                             24,457        32,429
      Deferred                                                                           198,484       138,964
   Other liabilities                                                                     428,111       497,970
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                       1,276,761     1,466,354
   Separate account liabilities                                                        9,563,176     8,809,077
                                                                                     -----------   -----------
      Total liabilities                                                               19,569,063    18,781,699
                                                                                     -----------   -----------

Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                               5,000         5,000
   Additional paid in capital                                                             61,164         3,000
   Retained earnings                                                                   1,918,603     1,795,285
   Accumulated other comprehensive income                                                223,021       213,667
                                                                                     -----------   -----------
      Total stockholder's equity                                                       2,207,788     2,016,952
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $21,776,851   $20,798,651
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                            2004         2003          2002
                                                         ----------   ----------    ----------
Revenues:

   Premiums                                              $1,078,586   $1,005,277    $  900,074
   Policy and contract fees                                 382,048      351,669       355,890
   Net investment income                                    459,612      465,858       499,103
   Net realized investment gains (losses)                    73,862      (48,641)     (137,097)
   Finance charge income                                     37,694       34,148        33,125
   Commission income                                         40,589           --            --
   Other income                                              21,273       18,820        22,777
                                                         ----------   ----------    ----------
      Total revenues                                      2,093,664    1,827,131     1,673,872
                                                         ----------   ----------    ----------

Benefits and expenses:

   Policyholder benefits                                  1,027,760      975,604       849,342
   Interest credited to policies and contracts              280,618      287,018       289,606
   General operating expenses                               389,924      341,552       328,421
   Commissions                                              143,633      108,293       100,912
   Administrative and sponsorship fees                       63,057       68,773        71,166
   Dividends to policyholders                                15,331       17,817        19,162
   Interest on notes payable                                 10,391       11,258        12,758
   Amortization of deferred policy acquisition costs        169,888      166,138       188,662
   Capitalization of policy acquisition costs              (206,061)    (208,620)     (169,437)
                                                         ----------   ----------    ----------
      Total benefits and expenses                         1,894,541    1,767,833     1,690,592
                                                         ----------   ----------    ----------
         Income (loss) from operations before taxes         199,123       59,298       (16,720)

   Federal income tax expense (benefit):
      Current                                                17,445       19,121         3,048
      Deferred                                               42,821       (4,268)      (23,524)
                                                         ----------   ----------    ----------
         Total federal income tax expense (benefit)          60,266       14,853       (20,476)
                                                         ----------   ----------    ----------
            Net income                                   $  138,857   $   44,445    $    3,756
                                                         ==========   ==========    ==========
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities, net       $    9,354   $  155,276    $  (44,898)
                                                         ----------   ----------    ----------
      Other comprehensive income (loss), net of tax           9,354      155,276       (44,898)
                                                         ----------   ----------    ----------
            Comprehensive income (loss)                  $  148,211   $  199,721    $  (41,142)
                                                         ==========   ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                           2004         2003         2002
                                                        ----------   ----------   ----------
Common stock:
   Total common stock                                   $    5,000   $    5,000   $    5,000
                                                        ==========   ==========   ==========
Additional paid in capital:
   Beginning balance                                    $    3,000   $    3,000   $    3,000
   Contributions                                            58,164           --           --
                                                        ----------   ----------   ----------
      Total additional paid in capital                  $   61,164   $    3,000   $    3,000
                                                        ==========   ==========   ==========
Retained earnings:
   Beginning balance                                    $1,795,285   $1,786,873   $1,821,015
   Net income                                              138,857       44,445        3,756
   Dividends to stockholder                                (15,539)     (36,033)     (37,898)
                                                        ----------   ----------   ----------
      Total retained earnings                           $1,918,603   $1,795,285   $1,786,873
                                                        ==========   ==========   ==========

Accumulated other comprehensive income:
   Beginning balance                                    $  213,667   $   58,391   $  103,289
   Change in unrealized appreciation (depreciation)
      of securities, net                                     9,354      155,276      (44,898)
                                                        ----------   ----------   ----------
      Total accumulated other comprehensive income      $  223,021   $  213,667   $   58,391
                                                        ==========   ==========   ==========

         Total stockholder's equity                     $2,207,788   $2,016,952   $1,853,264
                                                        ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                                 2004          2003          2002
                                                             -----------   -----------   -----------
Cash Flows from Operating Activities
Net income                                                   $   138,857   $    44,445   $     3,756
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Interest credited to annuity and insurance contracts       248,103       249,128       251,828
      Fees deducted from policy and contract balances           (352,028)     (327,631)     (319,227)
      Change in future policy benefits                            41,572        30,013       153,061
      Change in other policyholder liabilities, net                9,006        35,834       (35,323)
      Amortization of deferred policy acquisition costs          169,888       166,138       188,662
      Capitalization of policy acquisition costs                (206,061)     (208,620)     (169,437)
      Change in premiums and fees receivable                         375       (12,530)       (6,689)
      Deferred tax provision                                      42,821        (4,268)      (23,524)
      Change in federal income tax liabilities - current          (7,972)       16,009       (16,929)
      Net realized investment losses (gains)                     (73,862)       48,641       137,097
      Change in reinsurance recoverables                         (50,027)      (30,147)      (22,515)
      Other, net                                                  90,532       137,729        14,973
                                                             -----------   -----------   -----------
         Net cash provided by operating activities                51,204       144,741       155,733
                                                             -----------   -----------   -----------
Cash Flows from Investing Activities
Proceeds from sales of:
   Fixed maturity securities, available-for-sale               1,538,904     1,658,859     2,046,691
   Equity securities                                             537,399       429,470       378,452
   Mortgage loans                                                  3,239            --            --
   Real estate                                                     1,276        11,255         3,301
   Private equity investments                                     63,623        23,703        11,583
   Other invested assets                                          23,619         1,729        12,343
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale               1,262,636     1,170,516       601,211
   Mortgage loans                                                 79,356        81,056        50,370
Purchases and originations of:
   Fixed maturity securities, available-for-sale              (3,077,269)   (3,281,851)   (2,898,144)
   Equity securities                                            (477,434)     (462,070)     (377,641)
   Mortgage loans                                               (119,806)      (86,931)      (78,011)
   Real estate                                                    (1,324)         (737)           --
   Private equity investments                                    (51,265)      (31,519)      (42,639)
   Other invested assets                                         (21,779)       (4,319)       (2,866)
Finance receivable originations or purchases                    (109,989)      (91,674)      (82,141)
Finance receivable principal payments                             89,283        77,154        78,266
Securities in transit                                           (109,734)       95,821       (39,632)
Other, net                                                       (23,196)      (22,760)      (14,346)
                                                             -----------   -----------   -----------
         Net cash used for investing activities                 (392,461)     (432,298)     (353,203)
                                                             -----------   -----------   -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance contracts           1,814,146     1,626,707     1,434,456
Withdrawals from annuity and insurance contracts              (1,546,611)   (1,263,337)   (1,188,125)
Payments on debt                                                      --       (12,000)      (22,000)
Contributed capital                                               55,000            --            --
Dividends paid to stockholder                                         --       (22,000)      (78,586)
Other, net                                                        (7,299)        2,714          (363)
                                                             -----------   -----------   -----------
         Net cash provided by financing activities               315,236       332,084       145,382
                                                             -----------   -----------   -----------
Net (decrease) increase in cash and cash equivalents             (26,021)       44,527       (52,088)
Cash and cash equivalents, beginning of year                     222,529       178,002       230,090
                                                             -----------   -----------   -----------
Cash and cash equivalents, end of year                       $   196,508   $   222,529   $   178,002
                                                             ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        December 31, 2004, 2003 and 2002

(1)  Nature of Operations

     Organization and Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2004 for these business units were $598,650,000, $270,687,000, $888,030,000 and
     $197,468,000, respectively. Revenues in 2003 for these strategic business units were $589,782,000, $258,798,000, $805,084,000, and $187,440,000,
     respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000, respectively.
     Additional revenues, including the majority of net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line for the years ended December 31, 2004, 2003 and 2002, were $138,829,000, ($13,973,000) and ($94,513,000), respectively.

     The Company serves over eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiary (Allied). See note 13 for further explanation of this transaction.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. The results of Allied are reported on a month lag, which is not considered to be material to the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Basis of Presentation (Continued)

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the National Association of Insurance Commissioners accounting practices. See note 19 for discussion of statutory dividend limitations.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     Insurance Revenues and Expenses

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivables on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Commission Revenue

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption changed from 9% to 8% at December 31, 2004. This change was a result of a change in management's best estimate regarding future long-term separate account performance. Factors regarding economic outlook as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to the long-term assumption. This modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the consolidated statements of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 17.

     Software Capitalization

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,183,000 and $26,032,000 as of December 31, 2004 and 2003, respectively, and amortized software expense of $8,356,000, $7,838,000 and $8,227,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables

     Finance charge income, arising from the Company's consumer finance operations, includes earned finance charges, interest, and fees on finance receivables. Accrued and uncollected finance charges, interest, and fees are included in finance receivables in the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when based upon current information and events it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments and Net Investment Income

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows attributable to its beneficial interest in asset-backed securities, including all interest only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date over the initial investment as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

     Marketable equity securities (common stocks, preferred stocks and equity securities on loan) are classified as available-for-sale and are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments and Net Investment Income (Continued)

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities and embedded derivatives are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices (generally private placement securities and securities that do not trade regularly) an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the trustee of the related security. As of December 31, 2004, 79.3% of the fair values of fixed maturity securities were obtained from quoted market prices, 19.8% from the internal methods described above and .9% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Policy loans are carried at the unpaid principal balance.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments and Net Investment Income (Continued)

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable, is recorded in other liabilities on the consolidated balance sheets, and is discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter. The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $13,008,000 and $0 at December 31, 2004 and 2003, respectively.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2004 and 2003 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2004 and 2003 approximate the fair value at that date.

     Credit Risk

     Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Credit Risk (Continued)

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell and Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. For 2003, the investments continued to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The fair value of these funds at December 31, 2003 was $172,424,000. During 2004, four of these funds were liquidated while the remaining four funds continue to be managed using the same diversification strategy and had a fair value at December 31, 2004 of $93,297,000.

     Derivative Financial Instruments

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity-linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2004 and 2003, the Company had no equity swap positions.

     The Company uses short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolio. The contracts had an immaterial impact on the Company's current year consolidated operating results.

     The Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2004 and 2003, in the amount of $2,926,000 and $114,809,000, respectively, to other invested assets. As of December 31, 2004 and 2003, the change in fair value of these securities included in realized capital gains (losses) was $1,013,000 and ($1,007,000), respectively.

     Realized and Unrealized Gains and Losses

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased benefit interest to fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Realized and Unrealized Gains and Losses (Continued)

     For other debt and equity securities, an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including but not limited to, the current fair value as compared to the amortized cost of the security, specific credit issues such as collateral, and financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information and the manager's intent to hold the stock. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary charge.

     Other-than-temporary impairments are recorded to bring the cost of the investment down to the fair market value. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2004 and 2003.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     Total other-than-temporary write-downs for fixed maturity securities for the years ended December 31, 2004, 2003 and 2002 respectively were $6,684,000, $34,632,000 and $53,299,000, respectively.

     Total other-than-temporary write-downs for marketable equity securities for the years ended December 31, 2004, 2003 and 2002 were $1,728,000, $13,157,000 and $5,314,000 respectively. An additional $23,427,000 and
     $40,300,000 of other than temporary write-downs for marketable equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other-than-temporary write-downs for private equity investments for the years ended December 31, 2004, 2003 and 2002 were $13,863,000, $57,480,000 and $51,410,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,762,000, $2,378,000, and $1,413,000 for the
     years ended December 31, 2004, 2003, and 2002, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2004 and 2003 were $1,236,264,000 and $1,429,899,000, respectively. As of December
     31, 2004 and 2003, the collateral associated with securities lending was $1,276,761,000 and $1,466,354,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $179,776,000 and $170,390,000 at December 31, 2004 and 2003,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2004, 2003, and 2002, was $12,427,000,
     $11,855,000, and $12,085,000, respectively. Effective January 1, 2002, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company determined that there were no material impacts to the consolidated statements of operations or financial position due to the adoption and subsequent application of FAS 144.

     Goodwill and Other Intangible Assets

     In accordance with FASB Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, the Company does not amortize goodwill. The Company tests goodwill, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Goodwill and Other Intangible Assets (Continued)

     The Company also evaluates the recoverability of other intangible assets with an indefinite useful life whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected in the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets at December 31, 2003 was $44,945,000. At December 31, 2004, the fair value of these investments was $49,445,000 and included with equity securities as required by Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1).

     Sales Inducements

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first policy year. Changes in deferred sales inducements for the period ended December 31 were as follows:

     in thousands                   2004
     ------------                   ----
     Balance at beginning of year   $ --
     Capitalization                  261
     Amortization                    (11)
                                    ----
     Balance at end of year         $250
                                    ====

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reinsurance

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. When estimating the expected gross margins for traditional life products as of December 31, 2004, the Company has assumed an average rate of investment yields ranging from 4.69% to 4.95%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 17.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2004 and 2003, the total participating business in force was $1,310,550,000 and $1,199,752,000, respectively. As a percentage of total life insurance in force, participating business in force represents .3% at December 31, 2004 and 2003.

     Income Taxes

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Income Taxes (Continued)

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     New Pronouncements

     In December 2004, the FASB issued Statement No. 153, (FAS 153), Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 153.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements (Continued)

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements. The delay had no impact on the Company's consolidated financial position or results of operations.

     In June 2004, the FASB issued FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (FAS 97), Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132 on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reclassification

     Certain 2003 and 2002 financial statement balances have been reclassified to conform to the 2004 presentation.

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

     in thousands                                       2004       2003       2002
     ------------                                     --------   --------   --------
     Fixed maturity securities                        $367,978   $370,208   $398,491
     Equity securities                                  14,368     17,615     24,620
     Mortgage loans                                     62,182     61,404     58,791
     Real estate                                            29      1,543      1,285
     Policy loans                                       19,843     19,517     19,360
     Cash equivalents                                    2,233      2,216      3,384
     Private equity investments                          4,909      1,853      3,277
     Other invested assets                               3,305      5,357      3,019
                                                      --------   --------   --------
        Gross investment income                        474,847    479,713    512,227
     Investment expenses                               (15,235)   (13,855)   (13,124)
                                                      --------   --------   --------
        Total                                         $459,612   $465,858   $499,103
                                                      ========   ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     in thousands                                      2004       2003        2002
     ------------                                    --------   --------   ---------
     Fixed maturity securities                       $  9,712   $(19,499)  $ (26,162)
     Equity securities                                 64,029     25,572     (64,038)
     Mortgage loans                                      (242)      (376)      1,509
     Real estate                                          (33)     4,490          (1)
     Private equity investments                        11,571    (54,224)    (48,395)
     Other invested assets                            (11,175)    (4,604)        (10)
                                                     --------   --------   ---------
        Total                                        $ 73,862   $(48,641)  $(137,097)
                                                     ========   ========   =========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     in thousands                                       2004       2003        2002
     ------------                                     --------   --------   ---------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                          $ 24,167   $ 21,560   $  59,802
        Gross realized losses                          (14,455)   (41,059)    (85,964)
     Equity securities:
        Gross realized gains                            88,097     93,634      40,973
        Gross realized losses                          (24,068)   (68,062)   (105,011)
     Private equity investments:
        Gross realized gains                            26,852      3,823       3,525
        Gross realized losses                          (15,281)   (58,047)    (51,920)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     in thousands                                                 2004        2003
     ------------                                              ---------   ---------
     Gross unrealized gains                                    $ 492,319   $ 514,469
     Gross unrealized losses                                     (50,025)    (54,769)
     Adjustment to deferred policy acquisition costs             (63,599)   (112,006)
     Adjustment to reserves                                      (44,280)    (47,221)
     Adjustment to unearned policy and contract fees              10,253      17,365
     Deferred federal income taxes                              (121,647)   (104,171)
                                                               ---------   ---------
        Net unrealized gains                                   $ 223,021   $ 213,667
                                                               =========   =========

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                         Gross Unrealized
     in thousands                           Amortized   ------------------      Fair
     December 31, 2004                        Cost        Gains     Losses      Value
     -----------------------------------   ----------   --------   -------   ----------
     United States government              $   20,377   $    431   $    72   $   20,736
     Government agencies and authorities       44,517        550       125       44,942
     Foreign governments                        1,714         76        --        1,790
     Corporate securities                   3,207,961    197,974     7,162    3,398,773
     Asset-backed securities                  504,197     25,654     2,448      527,403
     Mortgage-backed securities             1,434,572     50,040     5,308    1,479,304
                                           ----------   --------   -------   ----------
        Total fixed maturities              5,213,338    274,725    15,115    5,472,948
     Equity securities-unaffiliated           606,225    144,589     3,537      747,277
                                           ----------   --------   -------   ----------
           Total                           $5,819,563   $419,314   $18,652   $6,220,225
                                           ==========   ========   =======   ==========

                                                         Gross Unrealized
     in thousands                           Amortized   ------------------      Fair
     December 31, 2003                        Cost        Gains     Losses      Value
     -----------------------------------   ----------   --------   -------   ----------
     United States government              $   54,092   $     --   $    66   $   54,026
     Government agencies and authorities        5,582         17         5        5,594
     Foreign governments                        1,467        127        --        1,594
     Corporate securities                   2,637,690    226,145     9,262    2,854,573
     Asset-backed securities                  661,465     16,702     5,404      672,763
     Mortgage-backed securities             1,287,137     68,816     3,225    1,352,728
                                           ----------   --------   -------   ----------
        Total fixed maturities              4,647,433    311,807    17,962    4,941,278
     Equity securities-unaffiliated           580,495     97,537     1,634      676,398
                                           ----------   --------   -------   ----------
           Total                           $5,227,928   $409,344   $19,596   $5,617,676
                                           ==========   ========   =======   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                        Gross Unrealized
     in thousands                           Amortized   ----------------      Fair
     December 31, 2004                        Cost       Gains    Losses      Value
     -----------------------------------   ----------   -------   ------   ----------
     United States government              $  219,852   $10,294   $  714   $  229,432
     Government agencies and authorities      168,952     4,203      832      172,323
     Corporate securities                     101,224     3,119       94      104,249
     Asset-backed securities                    8,170       304       --        8,474
     Mortgage-backed securities               629,928    10,381    2,644      637,665
                                           ----------   -------   ------   ----------
        Total fixed maturities              1,128,126    28,301    4,284    1,152,143
     Equity securities-unaffiliated            63,396    21,579      854       84,121
                                           ----------   -------   ------   ----------
           Total                           $1,191,522   $49,880   $5,138   $1,236,264
                                           ==========   =======   ======   ==========

                                                        Gross Unrealized
     in thousands                           Amortized   ----------------      Fair
     December 31, 2003                        Cost       Gains    Losses      Value
     -----------------------------------   ----------   -------   ------   ----------
     United States government              $  205,495   $10,883   $   47   $  216,331
     Government agencies and authorities      219,209     7,393       --      226,602
     Corporate securities                     323,481    29,123      226      352,378
     Asset-backed securities                   12,529       669       --       13,198
     Mortgage-backed securities               543,519    10,985    1,885      552,619
                                           ----------   -------   ------   ----------
        Total fixed maturities              1,304,233    59,053    2,158    1,361,128
     Equity securities-unaffiliated            52,100    16,920      249       68,771
                                           ----------   -------   ------   ----------
           Total                           $1,356,333   $75,973   $2,407   $1,429,899
                                           ==========   =======   ======   ==========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                           Available-for-Sale
                                                 Available-for-Sale        Securities on Loan
                                              -----------------------   -----------------------
                                               Amortized      Fair       Amortized      Fair
     in thousands                                Cost         Value        Cost         Value
     ------------                             ----------   ----------   ----------   ----------
     Due in one year or less                  $  311,134   $  321,851   $   45,809   $   46,109
     Due after one year through five years       195,890      209,785      250,228      253,794
     Due after five years through ten years    2,343,390    2,446,881      138,459      143,854
     Due after ten years                         928,352    1,015,127       63,702       70,721
                                              ----------   ----------   ----------   ----------
                                               3,778,766    3,993,644      498,198      514,478
     Mortgage-backed securities                1,434,572    1,479,304      629,928      637,665
                                              ----------   ----------   ----------   ----------
        Total                                 $5,213,338   $5,472,948   $1,128,126   $1,152,143
                                              ==========   ==========   ==========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                   Unrealized
     December 31, 2004                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 11,526    $ 11,598     $    72
        Greater than 12 months                     --          --          --
     Government agencies and authorities
        Less than 12 months                    25,883      26,008         125
        Greater than 12 months                     --          --          --
     Corporate securities
        Less than 12 months                   562,396     569,337       6,941
        Greater than 12 months                 23,947      24,168         221
     Mortgage and asset-backed securities
        Less than 12 months                   541,614     549,370       7,756
        Greater than 12 months                     --          --          --
     Equity securities - unaffiliated
        Less than 12 months                    41,894      45,431       3,537
        Greater than 12 months                     --          --          --
     Private equity investments
        Less than 12 months                    14,732      16,177       1,445
        Greater than 12 months                 76,048      99,435      23,387

     in thousands                                                   Unrealized
     December 31, 2003                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 18,579    $ 18,645     $    66
        Greater than 12 months                     --          --          --
     Government agencies and authorities
        Less than 12 months                     8,251       8,256           5
        Greater than 12 months                     --          --          --
     Corporate securities
        Less than 12 months                   248,946     252,829       3,883
        Greater than 12 months                 71,276      76,655       5,379
     Mortgage and asset-backed securities
        Less than 12 months                   371,769     376,996       5,227
        Greater than 12 months                 30,697      34,099       3,402
     Equity securities - unaffiliated
        Less than 12 months                    13,817      14,534         717
        Greater than 12 months                 15,350      16,267         917
     Private equity investments
        Less than 12 months                    95,778     124,813      29,035
        Greater than 12 months                  6,905       9,271       2,366

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                   Unrealized
     December 31, 2004                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 85,483    $ 86,197     $  714
        Greater than 12 months                     --          --         --
     Government agencies and authorities
        Less than 12 months                    95,646      96,478        832
        Greater than 12 months                     --          --         --
     Corporate securities
        Less than 12 months                    20,363      20,457         94
        Greater than 12 months                     --          --         --
     Mortgage and asset-backed securities
        Less than 12 months                   221,959     224,603      2,644
        Greater than 12 months                     --          --         --
     Equity securities - unaffiliated
        Less than 12 months                     7,439       8,293        854
        Greater than 12 months                     --          --         --

     in thousands                                                   Unrealized
     December 31, 2003                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $  1,814    $  1,861     $   47
        Greater than 12 months                     --          --         --
     Government agencies and authorities
        Less than 12 months                        --          --         --
        Greater than 12 months                     --          --         --
     Corporate securities
        Less than 12 months                    24,081      24,307        226
        Greater than 12 months                     --          --         --
     Mortgage and asset-backed securities
        Less than 12 months                   173,292     175,177      1,885
        Greater than 12 months                     --          --         --
     Equity securities - unaffiliated
        Less than 12 months                     3,460       3,709        249
        Greater than 12 months                     --          --         --

Unrealized losses on fixed maturity securities are generally interest related rather than credit related. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2004, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2004 and 2003, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2004, 2003 or 2002.

     Below is a summary of interest income on impaired mortgage loans.

     in thousands                                               2004   2003   2002
     ------------                                               ----   ----   ----
     Impaired mortgage loans                                     $--   $ --   $  1
     Interest income on impaired mortgage loans - contractual     --    442    166
     Interest income on impaired mortgage loans - collected       --     --     --

     At December 31, 2004 and 2003, fixed maturity securities and cash equivalents with a carrying value of $9,522,000 and $9,568,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Variable Interest Entities

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. The Company has identified two VIEs for which it is the primary beneficiary. The Company has invested debt with the holding company of a former related party. Management of the holding company are not under agreement or regulation required to produce consolidated financial statement information. Data available for the Company to consolidate is considered incomplete, particularly in regard to revenue, capital transactions and minority interest information, and immaterial to the financial results of the Company. The Company estimates its maximum remaining exposure in this VIE to be $300,000. The Company estimates the revenue of this VIE to be approximately $1,000,000. The Company additionally holds an investment in a trust for which it is the primary beneficiary and where results are consolidated in the Company's financial results. The assets held under this VIE are approximately $5,000,000. The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated as detailed below:

                                                                Maximum Exposure
     in thousands                                Total Assets        to Loss
     ------------                                ------------   ----------------
     Collateralized debt obligations               $ 12,870         $ 13,000
     Non-registered mutual funds                    125,436          113,592
     Private equity investments                      33,625           30,977
     Other invested assets                            3,141            3,141

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000 and the accrued interest was $496,000. For the years ended December 31, 2004 and 2003, the Company received principal payments of $0 and $968,000, respectively, and interest payments of $346,000 and $755,000, respectively. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend. The loan balance was included in other invested assets, accrued interest was included in accrued investment income, and investment income is included in net investment income.

(6)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

     in thousands                                             2004        2003
     ------------                                           --------   --------
     Direct installment loans                               $163,348   $154,155
     Retail installment notes                                 24,971     17,286
     Retail revolving credit                                      51        108
     Accrued interest                                          2,915      2,632
                                                            --------   --------
        Gross receivables                                    191,285    174,181
     Unearned finance charges                                (42,982)   (39,233)
     Allowance for uncollectible amounts                      (7,878)    (7,232)
                                                            --------   --------
        Finance receivables, net                            $140,425   $127,716
                                                            ========   ========

     Direct installment loans, at December 31, 2004 and 2003, consisted of $111,100,000 and $103,349,000, respectively, of discount basis loans, net of unearned finance charges, and $13,762,000 and $14,552,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2004 were as follows:

     in thousands
     ------------
     2005                                                            $ 20,726
     2006                                                              43,855
     2007                                                              66,758
     2008                                                              12,167
     2009                                                               1,585
     2010 and thereafter                                                3,212
                                                                     --------
        Total finance receivables, net of unearned finance charges    148,303
     Allowance for uncollectible amounts                               (7,878)
                                                                     --------
           Finance receivables, net                                  $140,425
                                                                     ========

     During the years ended December 31, 2004 and 2003, principal cash collections of direct installment loans were $57,523,000 and $52,705,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections were $28,653,000 and $21,597,000, respectively, and the percentages of these cash collections to average net balances were 164% for both 2004 and 2003.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2004 and 2003 was 5.3% and 5.4%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

     in thousands                              2004       2003       2002
     ------------                            --------   --------   --------
     Balance at beginning of year            $  7,232   $  6,627   $  5,846
     Provision for credit losses                8,080      8,014      8,029
     Allowance applicable to bulk purchase         --         --          4
     Charge-offs                              (10,541)   (10,262)   (10,292)
     Recoveries                                 3,107      2,853      3,040
                                             --------   --------   --------
     Balance at end of year                  $  7,878   $  7,232   $  6,627
                                             ========   ========   ========

     At December 31, 2004 and 2003, the recorded investments in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2004 and 2003 and the related allowance for losses was as follows:

                                           Installment   Revolving
     in thousands                             Loans       Credit     Total
     ------------                          -----------   ---------   -----
     Balances at December 31, 2004             $303          --       $303
     Related allowance for credit losses       $110          --       $110

     Balances at December 31, 2003             $374          54       $428
     Related allowance for credit losses       $122          54       $176

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2004, 2003 and 2002. The average quarterly balance of impaired loans during the years ended December 31, 2004 and 2003 was $348,000 and $515,000 for installment basis loans and $13,000 and $54,000 for revolving credit loans, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2004.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2004 and 2003 was $15,691,000 and $14,625,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2004 and 2003.

(7)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

     in thousands                                            2004      2003      2002
     ------------                                          -------   -------   --------
     Computed tax expense (benefit)                        $69,693   $20,754   $ (5,852)
     Difference between computed and actual tax expense:

        Dividends received deduction                        (8,751)   (5,032)    (8,539)
        Tax credits                                         (1,811)   (1,200)    (1,300)
        Expense adjustments and other                        1,135       331     (4,785)
                                                           -------   -------   --------
           Total tax expense (benefit)                     $60,266   $14,853   $(20,476)
                                                           =======   =======   ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

     in thousands                                               2004       2003
     ------------                                             --------   --------
     Deferred tax assets:
        Policyholder liabilities                              $  4,108   $ 18,565
        Pension and post retirement benefits                    34,857     35,330
        Tax deferred policy acquisition costs                   95,386    103,556
        Deferred gain on individual disability coinsurance      16,449     17,874
        Net realized capital losses                             60,163     56,592
        Ceding commissions                                       7,363      8,611
        Other                                                    7,598     11,232
                                                              --------   --------
           Gross deferred tax assets                           225,924    251,760
                                                              --------   --------
     Deferred tax liabilities:
        Deferred policy acquisition costs                      198,437    173,739
        Premiums                                                20,003     19,246
        Real estate and property and equipment depreciation      9,383      9,056
        Basis difference on investments                         28,965     21,734
        Net unrealized capital gains                           155,817    154,633
        Other                                                   11,803     12,316
                                                              --------   --------
           Gross deferred tax liabilities                      424,408    390,724
                                                              --------   --------
              Net deferred tax liability                      $198,484   $138,964
                                                              ========   ========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2004 and 2003 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2004, 2003, and 2002, were $23,747,000, $3,588,000 and $20,066,000, respectively.

     In December 2004, the IRS completed their audit of the Company's federal income tax returns for the years 2001 and 2002. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2003 and later are expected to be under examination by the IRS beginning in late 2005. The Company believes that any additional taxes refunded or assessed as a result of this future examination will not have a material effect on its consolidated financial position.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. The Company expects to contribute at least $7,000,000 to its noncontributory defined benefit retirement plans in 2005 and intends to contribute more if required to meet minimum funding standards. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has set up a 401(h) account during 2004 through its noncontributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute additional tax deductible amounts during 2005.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                 Pension Benefits      Other Benefits
                                               -------------------   -----------------
     in thousands                                2004       2003       2004      2003
     ------------                              --------   --------   -------   -------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $330,876   $275,112   $56,754   $52,719
     Service cost                                14,674     12,871     2,510     2,589
     Interest cost                               19,624     18,718     3,155     3,516
     Actuarial (gain) loss                       (1,248)    30,707       728      (994)
     Benefits paid                               (7,005)              (1,275)   (1,076)
                                                            (6,532)
                                               --------   --------   -------   -------
     Benefit obligation at end of year         $356,921   $330,876   $61,872   $56,754
                                               ========   ========   =======   =======

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                                            Pension Benefits        Other Benefits
                                                                         ---------------------   -------------------
     in thousands                                                           2004        2003       2004       2003
     ------------                                                        ---------   ---------   --------   --------
     Change in plan assets:
     Fair value of plan assets at beginning
        of year                                                          $ 192,833   $ 160,852   $     --   $     --
     Actual return on plan assets                                           25,612      24,046         --         --
     Employer contribution                                                  25,556      14,467      4,175      1,076
     Benefits paid                                                          (7,005)     (6,532)    (1,275)    (1,076)
                                                                         ---------   ---------   --------   --------
     Fair value of plan assets at end of year                            $ 236,996   $ 192,833   $  2,900   $     --
                                                                         =========   =========   ========   ========
     Net amount recognized:
     Funded status                                                       $(119,924)  $(138,043)  $(58,972)  $(56,755)
     Unrecognized net actuarial loss                                        86,555     101,461      6,979      5,943
     Unrecognized transition obligation                                      1,631       2,167
     Unrecognized prior service cost (benefit)                               2,323       2,741         --       (526)
                                                                         ---------   ---------   --------   --------
     Net amount recognized                                               $ (29,415)  $ (31,674)  $(51,993)  $(51,338)
                                                                         =========   =========   ========   ========
     Amounts recognized in the consolidated balance sheets consist of:
     Accrued benefit cost                                                $ (30,711)  $ (35,586)  $(51,993)  $(51,338)
     Intangible asset                                                           68       3,892         --         --
     Accumulated other comprehensive income                                  1,228          20         --         --
                                                                         ---------   ---------   --------   --------
     Net amount recognized                                               $ (29,415)  $ (31,674)  $(51,993)  $(51,338)
                                                                         =========   =========   ========   ========
     Accumulated benefit obligation                                      $ 250,129   $ 225,079   $ 61,872   $ 56,755

     Plans with accumulated benefit obligation in excess of plan assets:
     Projected benefit obligation                                        $  72,497   $ 321,240
     Accumulated benefit obligation                                         59,880     217,525
     Fair value of plan assets                                              33,731     185,266
     Minimum pension liability                                              26,149      32,259
     Increase in minimum liability included in other comprehensive
        income                                                               1,208          20

     Weighted average assumptions used to determine benefit
        obligations:
     Discount rate                                                            5.99%       6.25%      6.00%      6.25%
     Rate of compensation increase                                            5.95%       5.95%        --         --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                   Pension Benefits     Other Benefits
                                                 -------------------   ----------------
     in thousands                                  2004       2003       2004     2003
     ------------                                --------   --------   -------   ------
     Components of net periodic benefit cost:
     Service cost                                $ 14,674   $ 12,871   $ 2,510   $2,589
     Interest cost                                 19,624     18,718     3,155    3,516
     Expected return on plan assets               (16,043)   (14,730)       --       --
     Transition obligation amortization               536        536        --       --
     Prior service cost (benefit) amortization        418        418      (526)    (526)
     Recognized net actuarial loss (gain)           4,088      2,283      (308)     101
                                                 --------   --------   -------   ------
     Net periodic benefit cost                   $ 23,297   $ 20,096   $ 4,831   $5,680
                                                 ========   ========   =======   ======
     Weighted average assumptions used to
        Determine net periodic benefit costs:
     Discount rate                                   6.24%      7.00%     6.25%    7.00%
     Expected long-term return on plan assets        7.81%      7.79%       --       --
     Rate of compensation increase                   5.95%      5.97%       --       --

     Estimated future benefit payments for pension and other postretirement benefits:

                     Pension     Other    Medicare
     in thousands   Benefits   Benefits    Subsidy
     ------------   --------   --------   --------
     2005            $ 7,642    $ 1,355    $   --
     2006              8,211      1,410       216
     2007              8,927      1,606       247
     2008              9,556      1,821       280
     2009             10,378      2,056       317
     2010 - 2014      69,404     14,480     2,179

     For measurement purposes, a 9.0% and 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 and 2003, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company recorded an additional minimum liability of $1,296,000 and $3,912,000 as of December 31, 2004, and 2003, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $68,000 and $3,892,000 at December 31, 2004, and 2003,
     respectively, is included in other assets in the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2004 and 2003. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2004 by $22,084,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2004 by $2,565,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2004 by $17,259,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2004 by $1,929,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                     2004   2003
                                                                     ----   ----
     Equity securities                                                61%    57%
     Debt securities                                                  26%    28%
     Insurance company general account                                13%    15%

     At times, investments may be made in non-traditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment is also employed which utilizes equity and debt futures positions to adjust overall exposure to these broad asset classes. The futures contracts owned control 10% positions in both equity securities and fixed income securities in one of the non-contributory defined benefit plans, and 9% when weighted across all non-contributory defined benefit plans.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, the increase in contributions and pension expense due to investment losses, and the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2004, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                                                43% to 71%
     Debt securities                                                  16% to 42%
     Insurance company general account                                11% to 18%
     Other                                                             0% to  2%

     The primary investment goals of the postretirement plans are to preserve capital and provide sufficient liquidity to meet the annual expenses incurred by the Company. These plan assets are currently allocated to 100% debt securities, which are primarily high quality short-term fixed income securities. The target asset allocation as of December 31, 2004 is 100% to debt securities.

     Profit Sharing Plans

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2004, 2003, and 2002 of $10,811,000, $6,924,000 and $3,899,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     in thousands                                   2004       2003       2002
     ------------                                 --------   --------   --------
     Balance at January 1                         $554,160   $536,604   $518,209
        Less: reinsurance recoverable              471,425    449,212    433,323
                                                  --------   --------   --------
     Net balance at January 1                       82,735     87,392     84,886
                                                  --------   --------   --------
     Incurred related to:
        Current year                                55,546     60,927     65,692
        Prior years                                  3,388       (526)     4,839
                                                  --------   --------   --------
     Total incurred                                 58,934     60,401     70,531
                                                  --------   --------   --------
     Paid related to:
        Current year                                24,165     24,849     27,436
        Prior years                                 38,523     40,209     40,589
                                                  --------   --------   --------
     Total paid                                     62,688     65,058     68,025
                                                  --------   --------   --------
     Net balance at December 31                     78,981     82,735     87,392
        Plus: reinsurance recoverable              496,450    471,425    449,212
                                                  --------   --------   --------
     Balance at December 31                       $575,431   $554,160   $536,604
                                                  ========   ========   ========

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $3,388,000 in 2004, decreased by $526,000 in 2003, and increased by $4,839,000 in 2002, which includes the amortization of discount on individual accident and health claim reserves of $75,000, $153,000, and $331,000 in 2004, 2003, and 2002, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     in thousands                               2004         2003        2002
     ------------                            ----------   ----------   --------
     Direct premiums                         $  924,713   $  887,189   $807,116
     Reinsurance assumed                        276,104      225,288    181,473
     Reinsurance ceded                         (122,231)    (107,200)   (88,515)
                                             ----------   ----------   --------
        Net premiums                         $1,078,586   $1,005,277   $900,074
                                             ==========   ==========   ========

     Reinsurance recoveries on ceded reinsurance contracts were $105,589,000, $103,839,000 and $103,979,000 during 2004, 2003, and 2002, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts

     The Company issues certain nontraditional long-duration contracts including universal life, variable universal life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable universal life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment losses in the consolidated statements of operations. For universal life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the consolidated statements of operations. For both variable annuity and universal life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable universal life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31 and January 1, 2004, the Company had the following variable annuity contracts with guarantees:

                                                        December 31    January 1
     in thousands                                           2004         2004
     ------------                                       -----------   ----------
     Return of net deposits:
        In the event of death
           Account value                                 $1,412,580   $1,316,042
           Net amount at risk                            $   14,272   $   27,997
           Average attained age of contractholders             52.4         52.7

     Return of net deposits plus a minimum return:
        In the event of death
           Account value                                 $   62,843   $   25,971
           Net amount at risk                            $       70   $       23
           Average attained age of contractholders             57.7         58.9
        At annuitization
           Account value                                 $   81,233   $    3,112
           Net amount at risk                                    --           --
           Weighted average period remaining until
              expected annuitization (in years)                 9.7          9.9

     Highest specified anniversary account value:
        In the event of death
           Account value                                 $  390,485   $  314,950
           Net amount at risk                            $    9,962   $   17,206
           Average attained age of contractholders             52.5         52.5

     Guaranteed payout annuity floor:
           Account value                                 $   78,809   $   52,271
           Net amount at risk                            $       14   $       19
           Average attained age of contractholders               66           67

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     At December 31 and January 1, 2004, the Company had the following universal life and variable universal life contracts with guarantees:

                                                       December 31    January 1
     in thousands                                          2004          2004
     ------------                                      -----------   -----------
     Account value (general and separate accounts)     $ 1,656,229   $ 1,399,563
     Net amount at risk                                $32,902,249   $31,422,025
     Average attained age of policyholders                      46            45

     Liabilities for guarantees on variable contracts reflected in the general account for 2004 are:

                                       Minimum        Guaranteed    Universal Life
                                      Guaranteed        Payout       and Variable
     in thousands                   Death Benefit   Annuity Floor   Universal Life
     ------------                   -------------   -------------   --------------
     Balance at beginning of year       $  87          $7,493          $    --
     Incurred guarantee benefits          654             924            2,294
     Paid guaranteed benefits            (520)           (225)          (1,427)
                                        -----          ------          -------
     Balance at end of year             $ 221          $8,192          $   867
                                        =====          ======          =======

     The minimum guaranteed death benefit liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and are recognized at fair value through earnings. The universal life and variable universal life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For both variable annuity and universal life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2004:

          .    Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.
          .    Mean investment performance was 10.35% and is consistent with DAC projections over a 10 year period.
          .    Annualized monthly standard deviation was 14.28%.
          .    Assumed mortality was 100% of the 1983a table.
          .    Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.
          .    Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable universal life liability at December 31, 2004:

          .    Separate account investment performance assumption was 8%.
          .    Assumed mortality was 100% of pricing levels.
          .    Lapse rates varied by policy duration, ranging from 2% to 9%.
          .    General account discount rate was 5.5%.
          .    Separate account discount rate was 7.7%.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31 and January 1, 2004:

                           Variable Annuity Contracts   Universal Life Contracts
                           --------------------------   ------------------------
     in thousands           December 31    January 1    December 31    January 1
     ------------           -----------   ----------    -----------   ----------
     Equity                  $1,259,616   $1,040,199     $1,089,227   $  911,641
     Bond                       209,677      192,712         83,893       74,537
     Balanced                   238,106      248,114        157,382      147,868
     Money market                33,859       42,568         18,374       18,959
     Mortgage                   137,110      149,231         54,498       49,154
     Real estate                 66,349       36,410         29,496       15,296
                             ----------   ----------     ----------   ----------
        Total                $1,944,717   $1,709,234     $1,432,870   $1,217,455
                             ==========   ==========     ==========   ==========

(12) Unremitted Premiums Payable

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2004 and 2003, the liability associated with unremitted premiums payable was $13,008,000 and $0, respectively. As described in note 2, as of December 31, 2004 and 2003, the Company had restricted the use of $13,008,000 and $0, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) Business Combinations

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FAS 141, Business Combinations (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In accordance with the purchase method of accounting, the purchase price of $21,500,000 was allocated based on an estimate of the fair values of assets acquired and liabilities assumed as of June 1, 2004, as follows:

     in thousands
     ------------
     Cash                                                              $  8,504
     Property and equipment                                               1,250
     Intangible assets                                                   13,592
     Other assets                                                         3,388
     Other liabilities                                                  (16,012)
                                                                       --------
        Net assets acquired                                              10,722
     Excess of cost over fair value - goodwill                           10,778
                                                                       --------
        Allocated purchase price                                       $ 21,500
                                                                       ========

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 is supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. The amortization of this intangible asset is three to ten years based on the estimated useful life of the underlying customer/client relationships on a straight-line basis. Amortization expense for 2004 in the amount of $1,281,000 is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2005, $2,720,000; 2006, $2,720,000; 2007, $1,998,000; 2008, $1,705,000; 2009,
     $1,055,000.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. At December 31, 2004, the maximum potential future consideration pursuant to this agreement, to be resolved over the next three years, is $18,500,000. The Company anticipates that any such payments would result in increases in goodwill.

     The Company has also agreed to pay an additional $1,000,000 in the period where a contractual obligation was met by the sellers. Subsequent to December 31, 2004, the sellers have met this requirement and payment was made in January, 2005. The Company anticipates that this payment will result in an increase in goodwill.

(14) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2004 and 2003. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2004 and 2003, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2004 and 2003, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2004 and 2003 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                    2004                        2003
                                         -------------------------   -------------------------
                                           Carrying        Fair        Carrying        Fair
     in thousands                           Amount        Value         Amount        Value
     ------------                        -----------   -----------   -----------   -----------
     Fixed maturity securities
        Available-for-sale               $ 5,472,948   $ 5,472,948   $ 4,941,278   $ 4,941,278
     Equity securities                       747,277       747,277       676,398       676,398
     Mortgage loans, net                     810,508       885,371       773,479       868,556
     Finance receivables, net                140,425       140,425       127,716       127,716
     Policy loans                            270,186       270,186       263,508       263,508
     Private equity investments              226,631       226,631       222,200       222,200
     Fixed maturity securities on loan     1,152,143     1,152,143     1,361,128     1,361,128
     Equity securities on loan                84,121        84,121        68,771        68,771
     Other invested assets                     2,926         2,926       114,809       114,809
     Cash and cash equivalents               196,508       196,508       222,529       222,529
     Securities held as collateral         1,276,761     1,276,761     1,466,354     1,466,354
     Separate account assets               9,563,176     9,563,176     8,854,022     8,854,022
                                         -----------   -----------   -----------   -----------
        Total financial assets           $19,943,610   $20,018,473   $19,092,192   $19,187,269
                                         ===========   ===========   ===========   ===========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                  2004                        2003
                                       -------------------------   -------------------------
                                         Carrying        Fair        Carrying        Fair
     in thousands                         Amount        Value         Amount        Value
     ------------                      -----------   -----------   -----------   -----------
     Deferred annuities                $ 1,962,025   $ 1,967,527   $ 1,831,790   $ 1,835,924
     Annuity certain contracts              59,666        62,712        62,144        65,858
     Other fund deposits                 1,103,217     1,107,354     1,121,288     1,130,236
     Supplementary contracts without
        life contingencies                  43,538        43,538        42,068        42,068
     Notes payable                         125,000       126,983       125,000       126,935
     Securities lending collateral       1,276,761     1,276,761     1,466,354     1,466,354
     Separate account liabilities        9,563,176     9,563,176     8,809,077     8,809,077
                                       -----------   -----------   -----------   -----------
        Total financial liabilities    $14,133,383   $14,148,051   $13,457,721   $13,476,452
                                       ===========   ===========   ===========   ===========

(15) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,407,000, $11,379,000 and $10,866,000 during 2004, 2003 and 2002, respectively. As of
     December 31, 2004 and 2003, the amount due to Advantus under these agreements was $3,594,000 and $3,527,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,813,000, $3,448,000 and $3,539,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2004 and 2003, the amount payable to the Company was $9,310,000 and $9,219,000, respectively. The amount of expenses incurred for the years ended December 31, 2004, 2003, and 2002 were $42,322,000, $48,896,000 and $49,205,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2004, 2003 and 2002. No claims were paid during 2004, 2003 and 2002. As of December 31, 2004 and 2003, reserves held under this policy were $9,516,000 and $6,841,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2004 and 2003. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis. At December 31, 2004 and 2003, the balance of the surplus notes was $125,000,000.

     At December 31, 2004, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2005, $0; 2006, $0; 2007, $0; 2008, $0; 2009, $0; thereafter $125,000,000.

     Prior to 2004, the Company maintained a line of credit, which was drawn down periodically throughout the year. As of December 31, 2003, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2004, 2003 and 2002, was $10,360,000, $11,180,000 and $12,579,000, respectively.

(17) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     in thousands                                            2004       2003       2002
     ------------                                          --------   --------   --------
     Other comprehensive income (loss), before tax:
        Unrealized gains (loss) on securities              $ 67,906   $154,508   $(74,150)
           Reclassification adjustment for
              (gains) losses included in net income         (85,312)    48,151    138,595
        Adjustment to unearned policy and contract fees      (7,112)    (2,142)    13,074
        Adjustment to reserves                                2,941      7,069    (54,290)
        Adjustment to deferred policy acquisition costs      48,407     23,362    (93,375)
                                                           --------   --------   --------
                                                             26,830    230,948    (70,146)
        Income tax expense (benefit) related to items of
           other comprehensive income                       (17,476)   (75,672)    25,248
                                                           --------   --------   --------
        Other comprehensive income (loss), net of tax      $  9,354   $155,276   $(44,898)
                                                           ========   ========   ========

(18) Stock Dividends and Capital Contributions

     During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul. During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2004 statutory results, the maximum amount available for the payment of dividends during 2005 by Minnesota Life Insurance Company without prior regulatory approval is $141,945,000 after January 1, 2005.

     During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(19) Commitments and Contingencies

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2004 and 2003, these securities were reported at $2,926,000 and $110,894,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $140,685,000 as of December 31, 2004. The Company estimates that $46,000,000 of these commitments will be invested in 2005, with the remaining $94,685,000 invested over the next four years.

     As of December 31, 2004, the Company had committed to purchase mortgage loans totaling $45,950,000 and fixed maturity corporate securities totaling $31,187,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000; 2008, $11,267,000;
     2009, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2005, $802,000; 2006, $718,000; 2007, $734,000; 2008, $704,000; 2009, $707,000.
     Lease expense net of sub-lease income for the years ended December 31, 2004, 2003 and 2002 was $8,561,000, $8,705,000 and $8,740,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies. Minimum gross rental commitments under these leases are as follows: 2005, $2,854,000; 2006, $2,409,000; 2007, $1,474,000; 2008,
     $886,000; 2009, $735,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2004, the Company had guaranteed the payment of $73,600,000 in policyholder dividends and discretionary amounts payable in 2005. The Company has pledged fixed maturity securities, valued at $87,178,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its Individual Disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2004 and 2003 the assets held in trust were $608,550,000 and $566,495,000, respectively.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2004 and 2003 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,634,000 and $1,913,000 as of December 31, 2004 and 2003, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(20) Statutory Financial Data

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                             Year ended December 31
                                                            -----------------------
     in thousands                                              2004         2003
     ------------                                           ----------   ----------
     Statutory capital and surplus                          $1,419,449   $1,168,753
     Adjustments:
        Deferred policy acquisition costs                      719,598      636,179
        Net unrealized investment gains                        282,168      351,806
        Adjustment to reserves                                 (44,174)     (47,221)
        Statutory asset valuation reserve                      213,750      205,298
        Statutory interest maintenance reserve                  15,323       14,181

        Premiums and fees deferred or receivable               (37,583)     (35,687)
        Change in reserve basis                                134,848      124,117
        Deferred reinsurance gain                              (46,996)     (51,070)

        Separate accounts                                      (35,300)     (30,847)
        Unearned policy and contract fees                     (155,226)    (138,449)
        Surplus notes                                         (125,000)    (125,000)
        Net deferred income taxes                             (334,823)    (338,228)
        Pension benefit liabilities                            (39,597)     (30,907)
        Non-admitted assets                                    180,460      250,105
        Policyholder dividends                                  56,582       62,497
        Other                                                    4,309        1,425
                                                            ----------   ----------
     Stockholder's equity as reported in the accompanying
        consolidated financial statements                   $2,207,788   $2,016,952
                                                            ==========   ==========

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                          As of December 31
                                                   ------------------------------
     in thousands                                    2004       2003       2002
     ------------                                  --------   --------   --------
     Statutory net income (loss)                   $155,796   $ 11,638   $ (9,814)
     Adjustments:
        Deferred policy acquisition costs            35,050     42,482    (19,156)
        Statutory interest maintenance reserve        1,373      1,450      5,470
        Premiums and fees deferred or receivable     (1,906)    13,817      1,611
        Change in reserve basis                      10,962       (746)    (2,797)
        Separate accounts                            (4,454)    (2,162)    10,913
        Deferred reinsurance gain                    (1,713)    (3,409)   (12,847)
        Unearned policy and contract fees            (9,665)    (7,617)     1,600
        Realized gains (losses)                       3,431     (5,642)   (10,012)
        Net deferred income taxes                   (42,821)     4,268     23,524
        Policyholder dividends                       (5,915)    (2,162)    (1,168)
        Pension benefits                               (498)      (682)     7,472
        Other                                          (783)    (6,790)     8,960
                                                   --------   --------   --------
     Net income as reported in the accompanying
         consolidated financial statements         $138,857   $ 44,445   $  3,756
                                                   ========   ========   ========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     Schedule I - Summary of Investments - Other than Investments in Related
                           Parties December 31, 2004
                                 (In thousands)

                                                                                  As shown
                                                                                   on the
                                                                  Market        consolidated
Type of investment                                  Cost (3)       Value     balance sheet (1)
------------------                                 ----------   ----------   -----------------
Fixed maturity securities
   United States government                        $   20,377   $   20,736       $   20,736
   Government agencies and authorities                 44,517       44,942           44,942
   Foreign governments                                  1,714        1,790            1,790
   Public utilities                                   441,420      472,789          472,789
   Asset-backed securities                            494,235      517,067          517,067
   Mortgage-backed securities                       1,434,572    1,479,304        1,479,304
   All other corporate fixed maturity securities    2,776,503    2,936,320        2,936,320
                                                   ----------   ----------       ----------
      Total fixed maturity securities               5,213,338    5,472,948        5,472,948
                                                   ----------   ----------       ----------

Equity securities:
   Common stocks:
      Public utilities                                  6,841        7,520            7,520
      Banks, trusts and insurance companies           129,863      163,587          163,587
      Industrial, miscellaneous and all other         466,071      572,747          572,747
   Nonredeemable preferred stocks                       3,450        3,423            3,423
                                                   ----------   ----------       ----------
      Total equity securities                         606,225      747,277          747,277
                                                   ----------   ----------       ----------

Mortgage loans on real estate                         810,508       xxxxxx          810,508
Real estate (2)                                         1,771       xxxxxx            1,771
Policy loans                                          270,186       xxxxxx          270,186
Other investments                                     163,731       xxxxxx          163,731
Private equity investments                            228,338       xxxxxx          226,631
Fixed maturity securities on loan                   1,128,126       xxxxxx        1,152,143
Equity securities on loan                              63,396       xxxxxx           84,121
                                                   ----------   ----------       ----------
      Total                                         2,666,056           --        2,709,091
                                                   ----------   ----------       ----------

Total investments                                  $8,485,619   $6,220,225       $8,929,316
                                                   ==========   ==========       ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                   As of December 31,
                              -----------------------------------------------------------
                                             Future policy
                                Deferred       benefits                     Other policy
                                 policy     losses, claims                    claims and
                              acquisition   and settlement     Unearned        benefits
          Segment                costs       expenses (1)    premiums (2)      payable
---------------------------   -----------   --------------   ------------   -------------
2004:
   Life insurance               $526,326      $2,758,334       $180,596        $148,057
   Accident and
      health insurance            66,502         695,620         31,443          21,315
   Annuity                       128,227       3,490,442             18             327
                                --------      ----------       --------        --------
                                $721,055      $6,944,396       $212,057        $169,699
                                ========      ==========       ========        ========

2003:
   Life insurance               $464,087      $2,690,654       $168,868        $140,799
   Accident and
      health insurance            70,299         663,495         30,871          19,775
   Annuity                       102,089       3,386,782             28             113
                                --------      ----------       --------        --------
                                $636,475      $6,740,931       $199,767        $160,687
                                ========      ==========       ========        ========

2002:
   Life insurance               $421,265      $2,605,553       $156,832        $111,576
   Accident and
      health insurance            78,588         638,288         34,418          19,349
   Annuity                        70,885       3,155,822             27             196
   Property and
      liability insurance             --              25             --              --
                                --------      ----------       --------        --------
                                $570,738      $6,399,688       $191,277        $131,121
                                ========      ==========       ========        ========

                                                        For the years ended December 31,
                              -----------------------------------------------------------------------------------
                                                                           Amortization
                                                             Benefits,      of deferred
                                                Net       claims, losses      policy        Other
                                Premium      investment   and settlement    acquisition   operating     Premiums
          Segment             revenue (3)      income      expenses (5)        costs       expenses   written (4)
---------------------------   -----------   -----------   --------------   ------------   ---------   -----------
2004:
   Life insurance              $1,204,119     $238,332      $1,061,659       $134,768      $408,460       $--
   Accident and
      health insurance            132,964       11,524          60,323         12,896        76,843        --
   Annuity                        123,551      209,756         201,727         22,224       121,702        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,460,634     $459,612      $1,323,709       $169,888      $607,005       $--
                               ==========     ========      ==========       ========      ========       ===

2003:
   Life insurance              $1,122,503     $240,777      $1,024,443       $127,528      $341,177       $--
   Accident and
      health insurance            131,057       10,711          57,919         19,214        79,737        --
   Annuity                        103,386      214,370         198,077         19,396       108,962        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,356,946     $465,858      $1,280,439       $166,138      $529,876       $--
                               ==========     ========      ==========       ========      ========       ===

2002:
   Life insurance              $1,012,901     $260,686      $  883,852       $147,235      $336,387       $--
   Accident and
      health insurance            131,835       12,494          60,459         20,511        88,290        --
   Annuity                        111,228      225,704         213,817         20,916        88,540        --
   Property and
      liability insurance              --          219             (18)            --            40        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,255,964     $499,103      $1,158,110       $188,662      $513,257       $--
                               ==========     ========      ==========       ========      ========       ===

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                                                                 Percentage
                                                       Ceded to    Assumed from                   of amount
                                          Gross         other          other           Net         assumed
                                         amount       companies      companies       amount        to net
                                      ------------   -----------   ------------   ------------   ----------
2004: Life insurance in force         $329,081,364   $47,795,013   $104,062,955   $385,349,306      27.0%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    685,032   $    52,212   $    275,004   $    907,824      30.3%
      Accident and health insurance        202,435        70,019            548        132,964       0.4%
      Annuity                               37,246            --            552         37,798       1.5%
                                      ------------   -----------   ------------   ------------
         Total premiums               $    924,713   $   122,231   $    276,104   $  1,078,586      25.6%
                                      ============   ===========   ============   ============

2003: Life insurance in force         $302,107,783   $38,521,130   $ 90,958,405   $354,545,058      25.7%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    650,603   $    37,988   $    223,765   $    836,380      26.8%
      Accident and health insurance        204,829        69,212          1,469        137,086       1.1%
      Annuity                               31,757            --             54         31,811        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    887,189   $   107,200   $    225,288   $  1,005,277      22.4%
                                      ============   ===========   ============   ============

2002: Life insurance in force         $266,335,791   $35,836,486   $ 76,101,905   $306,601,210      24.8%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    566,342   $    13,677   $    180,539   $    733,204      24.6%
      Accident and health insurance        200,610        74,838            934        126,706       0.7%
      Annuity                               40,164            --             --         40,164        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    807,116   $    88,515   $    181,473   $    900,074      20.2%
                                      ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION


    Item Number       Caption in Part C

       26.            Exhibits

       27.            Directors and Officers of the Minnesota Life Insurance Company

       28.            Persons Controlled by or Under Common Control with Minnesota
                      Life Insurance Company or Minnesota Life Variable Life Account

       29.            Indemnification

       30.            Principal Underwriters

       31.            Location of Accounts and Records

       32.            Management Services

       33.            Fee Representation

                            PART C: OTHER INFORMATION


Item 26.  Exhibits
--------  --------


The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.


Item 27.  Directors and Officers of the Minnesota Life Insurance Company
--------  --------------------------------------------------------------



Name and Principal                                   Position and Offices
Business Address                                     with Minnesota Life
------------------                                   --------------------
Mary K. Brainerd                                     Director
HealthPartners
8100 34th Avenue South
Bloomington, MN  55425


John F. Bruder                                       Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Thomas P. Burns                                      Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John W. Castro                                       Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                                       Director
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                                   Director
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN  55402

John H. Hooley                                       Director
SUPERVALU INC.
11840 Valley View Road
Eden Prairie, MN 55344-3691

Robert E. Hunstad                                    Director and
Minnesota Life Insurance Company                     Executive Vice President
400 Robert Street North
St. Paul, MN  55101

James E. Johnson                                     Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dianne M. Orbison                                    Senior Vice President
Minnesota Life Insurance Company                     and Treasurer
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert L. Senkler                                    Chairman, President and Chief
Minnesota Life Insurance Company                     Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                        Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Gregory S. Strong                                    Senior Vice President
Minnesota Life Insurance Company                     and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                     Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                    Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Item 28.       Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Life Account
               -----------------------------------------------------------------

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         I.A. Systems, Inc. (New York)
         Securian Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:


         Northstar Life Insurance Company (New York)
         Personal Finance Company (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, L.L.C. (Indiana)



Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) Ascend Insurance Agency of Nevada, Inc. (Nevada)
         Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:


         CRI Securities, LLC


Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


Item 29.  Indemnification
--------  ---------------


The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters
--------  ----------------------


         (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Variable Universal Life Account Northstar Life Variable Universal Life Account

         (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:


                                                     Positions and
Name and Principal                                   Offices
Business Address                                     with Underwriter
----------------                                     ----------------


George I. Connolly                                   President, Chief Executive
Securian Financial Services, Inc.                    Officer and Director
400 Robert Street North
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                  Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101


Dwayne C. Radel                                      Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101



Richard A. Diehl                                     Vice President and
Securian Financial Services, Inc.                    Chief Investment Officer
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                     Vice President, Chief
Securian Financial Services, Inc.                    Compliance Officer and
400 Robert Street North                              Secretary
St. Paul, Minnesota 55101

Michael J. Jorgenson                                 Vice President and
Securian Financial Services, Inc.                    Chief Operating
400 Robert Street North                              Officer
St. Paul, Minnesota 55101

Kimberly K. Carpenter                                Assistant
Securian Financial Services, Inc.                    Secretary
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                                    Assistant
Securian Financial Services, Inc.                    Secretary
400 Robert Street North
St. Paul, Minnesota 55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
     -----------              -----------               -------------         -----------          ------------

Securian Financial
 Services, Inc.               $55,987,595                    ___                  ___                   ___


Item 31.  Location of Accounts and Records
--------  --------------------------------


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.


Item 32.  Management Services
--------  -------------------


None.


Item 33.  Fee Representation
--------  ------------------


Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-64395 fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of April, 2005.



                                    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                   (Registrant)

                               By:  MINNESOTA LIFE INSURANCE COMPANY
                                                   (Depositor)



                                    By       /s/ Robert L. Senkler
                                       ----------------------------------------
                                                 Robert L. Senkler
                                               Chairman of the Board,
                                        President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                     Title                                       Date
              ---------                     -----                                       ----

/s/ Robert L. Senkler                       Chairman, President and                     April 26, 2005
---------------------------------------     Chief Executive Officer
Robert L. Senkler

*                                           Director
---------------------------------------
Mary K. Brainerd

*                                           Director
---------------------------------------
John W. Castro


             Signature                     Title                                       Date
             ---------                     -----                                       ----


*                                           Director
--------------------------------------
John E. Gherty

*                                           Director
--------------------------------------
John F. Grundhofer

*                                           Director
--------------------------------------
John H. Hooley

                                            Director
--------------------------------------
Robert E. Hunstad

*                                           Director
--------------------------------------
Dennis E. Prohofsky

*                                           Director
--------------------------------------
Randy F. Wallake

/s/ Gregory S. Strong                       Senior Vice President                       April 26, 2005
---------------------------------------     (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong                       Senior Vice President                       April 26, 2005
---------------------------------------     (chief accounting officer)
Gregory S. Strong

/s/ Dianne M. Orbison                       Senior Vice President and                   April 26, 2005
---------------------------------------     Treasurer (treasurer)
Dianne M. Orbison

/s/ Dwayne C. Radel                         Attorney-in-Fact                            April 26, 2005
---------------------------------------
Dwayne C. Radel

* Pursuant to power of attorney dated April 4, 2005, a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number           Description of Exhibit

26(a) Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985; previously filed as Exhibit 26(a) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(b)                    Not Applicable.

26(c)(1) Distribution Agreement; previously filed as Exhibit A(3)(a) to Registrant's Form S-6, File Number 33-64395, on November 17, 1995, is hereby incorporated by reference.

26(c)(2) Schedule A to the Distribution Agreement, previously filed as Exhibit 27(C)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Post Effective Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3) Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life Variable Life Account's Form N-6, Post Effective Amendment Number 1, File Number 333-109853, on April 23, 2004, is hereby incorporated by reference.

26(c)(4)                 Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1) Variable Adjustable Life Insurance Policy, form MHC-98-690, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(2) Waiver of Premium Agreement, form MHC-98-917, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(3) Estate Preservation Agreement, form MHC-95-943, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(4) Single Life Term Insurance Agreement, form MHC-95-944, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(5) Short Term Agreement, form MHC-E324.1, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(6) Protection Option Amendment, form MHC-98-946, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(d)(7) Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 4, on April 30, 1999, is hereby incorporated by reference.

26(e)(1)                 New Issue Application - Part 1, form F. 59410 Rev.
                         5-2004, previously filed as Exhibit 26(e)(1) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Pre-Effective Amendment Number 1, on February 16, 2005, is hereby incorporated by reference.

26(e)(2)                 Application - Part 3 - Authorization New Issue, form
                         F. 59536 8-2003, previously filed as Exhibit 27(e)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 22, on April 23, 2004, is hereby incorporated by reference.

26(e)(3)                 Policy Change Application - Part 1, form F. 59538 Rev.
                         5-2004, previously filed as Exhibit 26(e)(5) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Pre-Effective Amendment Number 1, on February 16, 2005 is hereby incorporated by reference.

26(e)(4) Policy Change Application - Part 3, form F. 59534 8-2003, previously filed as Exhibit 27(e)(4) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 22, on April 23, 2004, is hereby incorporated by reference.

26(e)(5)                 Policy Change Application -- Part 1, form F. 59537 Rev.
                         5-2004, previously filed as Exhibit 26(e)(7) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Pre-Effective Amendment Number 1, on February 16, 2005, is hereby incorporated by reference.

26(e)(6) Application Part 2, form F. 59572 8-2003, previously filed as exhibit 26(e)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(e)(7) Application Part 2, Form F. 59573 8-2003, previously filed as exhibit 26(e)(3) to Minnesota Life Variable Life Account's form N-6, File Number 333-120704, Initial Registration Statement, on November 3, 2004, is hereby incorporated by reference.

26(f)(1) The Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6, File Number 33-64395, Post-Effective Amendment Number 3, on March 3, 1999, is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contracts, previously filed as Exhibit 27(g) to the Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)              Participation Agreement among Advantus Series Fund,
                         Inc., Advantus Capital Management, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(1)(i) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, on February 27,
                         2003, is hereby incorporated by reference.

26(h)(1)(ii)             Amendment Number One to the Participation Agreement
                         among Advantus Series Fund, Inc., Advantus Capital
                         Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(1)(ii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(1)(iii)            Amendment Number Two to the Participation Agreement
                         among Advantus Series Fund, Inc., Advantus Capital
                         Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(1)(iii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(2)(i)              Fund Participation Agreement between Janus Aspen
                         Series, Janus Distributors, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit
                         27(h)(2)(i) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, on February 27,
                         2003, is hereby incorporated by reference.

26(h)(2)(ii)             Addendum Dated May 1, 2000 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)            Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(2)(iii) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, on February 27,
                         2003, is hereby incorporated by reference.

26(h)(2)(iv)             Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed
                         as Exhibit 27(h)(2)(iv) to Minnesota Life Variable
                         Universal Life Account's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)              Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 14, is hereby incorporated by reference.

26(h)(3)(i)              Participation Agreement among Variable Insurance
                         Products Fund, Fidelity Distributors Corporation and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(3)(i) to Minnesota Life Variable
                         Universal Life Account's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(3)(ii)             Amendment One to the Participation Agreement among
                         Variable Insurance Products Fund, Fidelity Distributors
                         Corporation and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(3)(ii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(3)(iii)            Second Amendment to Participation Agreement among
                         Variable Insurance Products Fund, Fidelity Distributors
                         Corporation and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(3)(iii) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(3)(iv)             Third Amendment to Participation Agreement among
                         Variable Insurance Products Fund, Fidelity Distributors
                         Corporation and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(3)(iv) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(4)(i)              Participation Agreement among Variable Insurance
                         Products Fund II, Fidelity Distributors Corporation and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(4)(i) to Minnesota Life Variable
                         Universal Life Account's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(4)(ii)             Amendment One to the Participation Agreement among
                         Variable Insurance Products Fund II, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(4)(ii) to Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(4)(iii)            Second Amendment to Participation Agreement among
                         Variable Insurance Products Fund II, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(4)(iii) to Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(4)(iv)             Third Amendment to Participation Agreement among
                         Variable Insurance Products Fund II, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, filed on April 22, 2005 as Exhibit
                         26(h)(4)(iv) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(5)(i)              Participation Agreement among Variable Insurance
                         Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(5)(i) to Minnesota Life Variable
                         Universal Life Account's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(5)(ii)             First Amendment to Participation Agreement among
                         Variable Insurance Products Fund III, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(5)(ii) to Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(5)(iii)            Third Amendment to Participation Agreement among
                         Variable Insurance Products Fund III, Fidelity
                         Distributors Corporation and Minnesota Life Insurance
                         Company, filed on April 22, 2005 as Exhibit
                         26(h)(5)(iii) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(6) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc., previously filed as Exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(7)(i)              Participation Agreement among Oppenheimer Variable
                         Account Funds, OppenheimerFunds, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         8(s) to Variable Annuity Account's Form N-4, File
                         Number 333-91784, Post-Effective Amendment Number 2, on
                         April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)             Amendment No. 1 to the Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 8(s)(i) to Variable Annuity Account's
                         Form N-4,

                         File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)            Amendment No. 2 to the Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 8(s)(ii) to Variable Annuity Account's
                         Form N-4, File Number 333-91784, Post-Effective
                         Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iv)             Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life
                         Variable Life Account's Form N-6, File Number 33-3233,
                         Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(i)              Participation Agreement among Panorama Series Fund,
                         Inc., OppenheimerFunds, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit 8(t) to Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 2, on April
                         29, 2003, is hereby incorporated by reference.

26(h)(8)(ii)             Amendment No. 1 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 8(t)(i) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Number
                         2, on April 29, 2003, is hereby incorporated by reference.

26(h)(8)(iii)            Amendment No. 2 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 8(t)(ii) to Variable Annuity Account's Form
                         N-4, File Number 333-91784, Post-Effective Amendment
                         Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(8)(iv)             Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 33-3233, Post-Effective
                         Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(9)(i)              Participation Agreement among Putnam Variable Trust,
                         Putnam Retail Management, L.P. and Minnesota Life
                         Insurance Company, previously filed as Exhibit 8(u) to Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 2, on April
                         29, 2003, is hereby incorporated by reference.

26(h)(9)(ii)             Schedule A as amended May 1, 2003 to the Participation
                         Agreement among Putnam Variable Trust, Putnam Retail
                         Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 8(u)(i) to Variable Annuity
                         Account's Form N-4, File Number 333-91784,
                         Post-Effective

                         Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(10)(i)             Participation Agreement by and among AIM Variable
                         Insurance Funds, AIM Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(10)(i) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 333-96383, Post-Effective
                         Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(10)(ii)            Schedule A as amended May 1, 2003 to the Participation
                         Agreement among AIM Variable Insurance Funds, AIM
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 333-96383, Post-Effective Amendment Number 4, on
                         April 30, 2003, is hereby incorporated by reference.

26(h)(10)(iii)           Amendment No. 1 to the Participation Agreement date
                         March 4, 2002, by and among AIM Variable Insurance
                         Funds, AIM Distributors, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit
                         26(h)(10)(iii) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 33-3233, Post-Effective
                         Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(11)                Shareholder Services Agreement among American Century
                         Investment Services, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 333-96383, Post-Effective Amendment Number 4, on
                         April 30, 2003, is hereby incorporated by reference.

26(h)(12)                Participation Agreement by and among Minnesota Life
                         Insurance Company, Warburg, Pincus Trust, Credit Suisse
                         Asset Management, LLC and Credit Suisse Asset
                         Management Securities, Inc., previously filed as
                         Exhibit 27(h)(12) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(13)(i)             Participation Agreement among MFS Variable Insurance
                         Trust, Massachusetts Financial Services Company and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(13)(i) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(13)(ii)            Amendment No. 1 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, on April
                         30, 2003, is hereby incorporated by reference.

26(h)(13)(iii)           Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial
                         Services

                         Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(14)(i)             Participation Agreement as of May 1, 2000 between
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin Templeton Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(14)(i) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 333-96383, Post-Effective
                         Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(14)(ii)            Amendment to Participation Agreement as of May 1, 2000
                         between Franklin Templeton Variable Insurance Products
                         Trust, Franklin Templeton Distributors, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(14)(ii) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(14)(iii)           Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin Templeton Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(14)(iii) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(14)(iv)            Amendment No. 3 to Participation Agreement by and
                         among Franklin Templeton Variable Insurance Products
                         Trust, Franklin Templeton Distributors, Inc., Minnesota
                         Life Insurance Company and Securian Financial Services,
                         Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-3233, Post-Effective Amendment Number 23, on
                         April 26, 2005, is hereby incorporated by reference.

26(h)(15)                Participation Agreement as of September 29, 2003
                         between Minnesota Life Insurance Company and Waddell &
                         Reed, Inc. previously filed as Exhibit 27(h)(15) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 333-109853, Pre-Effective Amendment #1, on
                         February 19, 2004, is hereby incorporated by reference.

26(i)(1) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(2) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form

                         N-4, File Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(j)                    Not Applicable.

26(k)                    Opinion and Consent of Donald F. Gruber, Esq.

26(l)                    Actuarial Opinion of Robert J. Ehren, FSA, CLU.

26(m)                    Calculation.

26(n)                    Consent of KPMG LLP.

26(o)                    Not Applicable.

26(p)                    Not Applicable.

26(q)                    Not Applicable.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.